Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Shutterstock, Inc.
Entity Central Index Key	0001549346
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Pre-Effective Amendment Number	1
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 14,097
Credit card receivables	964
Accounts receivable, net	647
Prepaid expenses and other current assets	1,554
Deferred tax assets	644
Due from related party	168
Total current assets	18,074
Property and equipment, net	3,844
Intangible assets, net	1,029
Goodwill	1,423
Deferred tax assets	58
Restricted cash	427
Total assets	24,855
Current liabilities:
Accounts payable	1,838
Accrued expenses	10,875
Contributor royalties payable	5,261
Deferred revenue	28,451
Other liabilities	85
Total current liabilities	46,510
Other non-current liabilities	2,548
Total liabilities	49,058
Commitments and contingencies (Note 7)
Redeemable preferred members' interest	33,725
Stockholders' equity/members' deficit
Common members' interest	5,699
Retained earnings/accumulated deficit	(63,627)
Total stockholders' equity	(57,928)
Total liabilities and stockholders' equity	24,855
Common members' interest
Stockholders' equity/members' deficit
Retained earnings/accumulated deficit	(63,627)
Total stockholders' equity	$ 5,699

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000	200,000
Common stock, shares outstanding	33,692	33,513

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 49,157	$ 42,260	$ 40,625	$ 37,574	$ 34,728	$ 31,156	$ 28,912	$ 25,475	$ 107,926	$ 78,199	$ 169,616	$ 120,271	$ 82,973
Operating expenses:
Cost of revenue	18,794	16,057	15,436	14,389	12,975	11,373	10,977	10,179	41,589	29,825	64,676	45,504	32,353
Sales and marketing	12,022	9,752	11,093	12,240	9,600	8,493	6,875	6,961	25,292	23,333	45,107	31,929	17,820
Product development	5,675	3,795	3,441	3,419	2,711	2,811	2,368	1,887	9,615	6,860	16,330	9,777	4,591
General and administrative	9,709	3,765	4,445	3,732	3,335	2,539	2,285	2,012	10,514	8,177	21,651	10,171	8,414
Total operating expenses	46,200	33,369	34,415	33,780	28,621	25,216	22,505	21,039	87,010	68,195	147,764	97,381	63,178
Income from operations	2,957	8,891	6,210	3,794	6,107	5,940	6,407	4,436	20,916	10,004	21,852	22,890	19,795
Other income (expense), net	(49)	(3)	2	3	2	1	1	6	8	5	(47)	10	19
Income before income taxes	2,908	8,888	6,212	3,797	6,109	5,941	6,408	4,442	20,924	10,009	21,805	22,900	19,814
Provision (benefit) for income tax	(26,111)	146	141	86	321	253	273	189	8,496	227	(25,738)	1,036	876
Net income	29,019	8,742	6,071	3,711	5,788	5,688	6,135	4,253	12,428	9,782	47,543	21,864	18,938
Less:
Preferred interest distributed	2,950	2,263	1,688	2,100	956	1,312	3,000	1,875		3,788	9,000	7,144	6,475
Preferred interest accretion						565	1,730	1,763				4,058	7,068
Undistributed (loss) earnings to participating stockholder/members	(2,668)	(77)	(170)	(1,172)	491	(31)	(1,899)	(1,253)	41	(1,342)	(4,086)	(2,692)	(3,659)
Net income available to common stockholders/members	$ 28,737	$ 6,556	$ 4,553	$ 2,783	$ 4,341	$ 3,842	$ 3,304	$ 1,868	$ 12,387	$ 7,336	$ 42,629	$ 13,354	$ 9,054
Net income (loss) per basic share available to common stockholders/members:
Distributed (in dollars per share)	$ 0.27	$ 0.33	$ 0.24	$ 0.3	$ 0.14	$ 0.19	$ 0.43	$ 0.27		$ 0.54	$ 1.14	$ 1.03	$ 0.94
Undistributed (in dollars per share)	$ 0.61	$ (0.02)	$ (0.02)	$ (0.17)	$ 0.07	$ (0.01)	$ (0.27)	$ (0.18)	$ 0.37	$ (0.19)	$ 0.65	$ (0.39)	$ (0.5)
Basic (in dollars per share)	$ 0.88	$ 0.31	$ 0.22	$ 0.13	$ 0.21	$ 0.18	$ 0.16	$ 0.09	$ 0.37	$ 0.35	$ 1.79	$ 0.64	$ 0.44
Net income (loss) per diluted share available to common stockholders/members:
Distributed (in dollars per share)	$ 0.27	$ 0.33	$ 0.24	$ 0.3	$ 0.14	$ 0.19	$ 0.43	$ 0.27		$ 0.54	$ 1.13	$ 1.03	$ 0.94
Undistributed (in dollars per share)	$ 0.61	$ (0.02)	$ (0.02)	$ (0.17)	$ 0.07	$ (0.01)	$ (0.27)	$ (0.18)	$ 0.37	$ (0.19)	$ 0.66	$ (0.39)	$ (0.5)
Diluted (in dollars per share)	$ 0.88	$ 0.31	$ 0.22	$ 0.13	$ 0.21	$ 0.18	$ 0.16	$ 0.09	$ 0.37	$ 0.35	$ 1.79	$ 0.64	$ 0.44
Weighted average shares outstanding:
Basic (in shares)	32,497,727,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,435,439	20,849,242	23,785,299,000	20,849,242,000	20,770,041,000
Diluted (in shares)	32,681,570,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,903,898	20,849,242	23,833,223,000	20,849,242,000	20,770,041,000

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY/MEMBERS' DEFICIT (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit/Retained Earnings	Common Membership Capital	Accumulated Deficit/Retained Earnings	Total Members' Deficit
Balance at Dec. 31, 2009					$ 4,782	$ (52,447)	$ (47,665)
Increase (Decrease) in Stockholders' Equity
Common members' distribution						(19,425)	(19,425)
Equity-based compensation					917		917
Preferred members' interest accretion	(7,068)					(7,068)	(7,068)
Net income	18,938					18,938	18,938
Balance at Dec. 31, 2010					5,699	(60,002)	(54,303)
Increase (Decrease) in Stockholders' Equity
Common members' distribution						(21,431)	(21,431)
Preferred members' interest accretion	(4,058)					(4,058)	(4,058)
Net income	21,864					21,864	21,864
Balance at Dec. 31, 2011	(57,928)				5,699	(63,627)	(57,928)
Increase (Decrease) in Stockholders' Equity
Common members' distribution						(27,000)	(27,000)
Conversion to corporation	29,871	283	(36,114)	71,401	(5,699)
Conversion to corporation (in shares)		28,338,281
Equity-based compensation	7,558		7,558
Issuance of common stock in connection with the initial public offering, net of issuance costs of $11,085	76,890	52	76,838
Issuance of common stock in connection with the initial public offering, net of issuance costs of $11,085 (in shares)		5,175,000
Net income	47,543			47,543
Balance at Dec. 31, 2012	$ 76,934	$ 335	$ 48,282	$ 28,317			$ 76,934
Balance (in shares) at Dec. 31, 2012		33,513,281

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY/MEMBERS' DEFICIT (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY/MEMBERS' DEFICIT
Issuance of common stock in connection with the initial public offering, issuance costs	$ 11,085

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 47,543	$ 21,864	$ 18,938
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,640	1,520	874
Deferred taxes	(31,300)	253	(293)
Non-cash equity based compensation	10,385	2,122	1,114
Bad debt reserve	326	256
Chargeback reserve		40
Amortization of deferred financing fees	41
Changes in operating assets and liabilities:
Credit card receivables	(409)	(261)	(1)
Accounts receivable	(1,417)	(553)	(350)
Prepaid expenses and other current and non-current assets	113	(1,211)	(170)
Due from related party	168	(24)	(47)
Accounts payable and other liabilities	6,238	5,735	2,200
Contributors royalties payable	1,723	1,302	1,100
Income taxes payable		(316)	(11)
Deferred revenue	9,483	8,820	5,372
Net cash provided by operating activities	45,534	39,547	28,726
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(3,808)	(3,442)	(1,116)
Acquisition of intangibles	(254)
Security deposit (payment) receipt	(197)	23	(103)
Net cash used in investing activities	(4,259)	(3,419)	(1,219)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common stock in initial public offering	81,811
Proceeds from term loan facility	12,000
Payment of term loan facility	(6,000)
Payment of term loan fee	(166)
Payment of offering fees	(4,921)
Members' distributions	(36,000)	(28,575)	(25,900)
Net cash (used in) provided by financing activities	46,724	(28,575)	(25,900)
Net increase in cash and cash equivalents	87,999	7,553	1,607
Cash and cash equivalents-Beginning	14,097	6,544	4,937
Cash and cash equivalents-Ending	102,096	14,097	6,544
Cash paid for:
Income taxes	4,845	1,225	1,180
Interest	67
Non-cash financing activities:
Preferred members' interest accretion		$ 4,058	$ 7,068

Summary of Operations and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Operations and Significant Accounting Policies
Summary of Operations and Significant Accounting Policies

(1) Summary of Operations and Significant Accounting Policies

Summary of Operations

        Shutterstock, Inc. (the "Company" or "Shutterstock") operates an industry-leading global marketplace for commercial digital imagery. Commercial digital imagery consists of licensed photographs, illustrations and video clips that companies use in their visual communications, such as websites, digital and print marketing materials, corporate communications, books, publications and video content. The Company licenses commercial digital imagery to its customers. Contributors upload their digital imagery to the Company's website in exchange for a royalty payment based on customer download activity. The Company maintains its primary office location in New York City.

Principles of Consolidation

        The consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Statements

        The interim consolidated balance sheet as of June 30, 2013, the consolidated statements of operations for the six months ended June 30, 2012 and 2013, and the consolidated statements of cash flows for the six months ended June 30, 2012 and 2013 are unaudited. The unaudited interim financial statements have been prepared on a basis consistent with the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company's financial position as of June 30, 2013, its results of consolidated operations for the six months ended June 30, 2012 and 2013, and its results of consolidated cash flows for the six months ended June 30, 2012 and 2013. The financial data and the other financial information disclosed in these notes to the financial statements related to these periods are also unaudited. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other future annual or interim period.

        There have been no changes in the significant accounting policies from those that were disclosed in Note 1 to the Company's Consolidated Financial Statements included elsewhere in this prospectus. These financial statements should also be read in conjunction with the audited Consolidated Financial Statements and Notes thereto for the year ended December 31, 2012. Certain information and note disclosures normally included in the financial statements prepared in accordance with generally accepted accounting principles ("GAAP") have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). The consolidated balance sheet as of December 31, 2012 included herein was derived from the audited financial statements as of that date, but does not include all disclosures required by GAAP.

Reorganization

        In May 2012, in connection with the filing of a registration statement for the Company's initial public offering (the "IPO"), Shutterstock Images LLC, a New York limited liability company (the "LLC") formed Shutterstock, Inc., a Delaware corporation, as a wholly-owned subsidiary of the LLC. On October 5, 2012, the LLC reorganized, by way of a merger of the LLC with and into Shutterstock, Inc. with Shutterstock, Inc. surviving in the merger (the "Reorganization"). In connection with this Reorganization, the preferred and common membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for shares of Shutterstock, Inc. common stock and the outstanding value appreciation rights of the LLC were exchanged for options to purchase shares of common stock of Shutterstock, Inc.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company's management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. The Company evaluates its significant estimates on an ongoing basis, including, but not limited to allowance for doubtful accounts, goodwill, intangibles, non-cash equity-based compensation, income tax provision and for certain non-income tax accruals. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents

        The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash primarily consists of balances in checking, savings and money market accounts. The account balances are recorded at cost, which approximates fair value because of the short-term nature of the accounts, and are considered a Level 1 measurement based on bank reporting.

Revenue Recognition

        All revenue, net of refunds, is generated from the license of digital content through subscription or usage based plans. The Company's four plans are: subscription plans, On Demand plans, Pay As You Go, and credit pack plans. The Company recognizes revenue when the following basic criteria are met: there is persuasive evidence of an arrangement, performance or delivery of services has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company considers persuasive evidence of an arrangement to be an electronic order form, or a signed contract, which contains the fixed pricing terms. Performance or delivery is considered to have occurred upon the ratable passage of time for subscription plans, the download of digital content or the expiration of a contract period for which there are unused downloads or credits. Collectability is reasonably assured since most of the Company's customers purchase products by making electronic payments at the time of a transaction with a credit card. The Company establishes a chargeback allowance based on factors surrounding historical credit card chargeback trends and other information. As of December 31, 2012 and June 30, 2013, the Company has recorded a chargeback allowance of $70 and $90, respectively, which is included in other liabilities. Collectability is assessed for customers who pay on credit based on a credit evaluation for new customers and transaction history with existing customers. Any cash received in advance of revenue recognition is recorded as deferred revenue.

        Subscription plans range in length from thirty days to one year. Subscription plan revenues are recognized on a straight-line basis using a daily convention method over the plan term. On Demand plans are typically for a one-year term and permit the customer to download up to a fixed amount of digital content. On Demand revenues are recognized at the time the customer downloads the digital content on a per unit basis. Revenue related to unused digital content, if any, is recognized in full at the end of the plan term. Pay As You Go plans provide for individual image download. The Company recognizes Pay As You Go revenue as the customer downloads images. Credit pack plans are generally for a one-year term and enable the customer to purchase a fixed number of credits which can then be utilized to pay for downloaded digital content. The number of credits utilized for each download depends on the digital content size and format. Credit pack revenues are recognized based on customer usage on a per credit basis as digital content is downloaded. Revenue related to unused credits, if any, is recognized in full at the end of the plan term. Most plans automatically renew at the end of the plan term unless the customer elects not to renew. The Company recognizes revenue from its four types of plans on a gross basis in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 605-45, "Principal Agent Considerations," as the Company is the primary obligor in the arrangement, has latitude in establishing the product's price, performs a detailed review of the digital content before accepting it to its collection to ensure it is of high quality before it may be purchased by its customers, can reject contributor's images in its sole discretion, and has credit risk.

        Customers typically pay in advance (or upon commencement of the term) via credit card, wire or check. Fees paid or invoiced in advance are deferred and recognized as described above. Customers that do not pay in advance are invoiced and are required to make payment under standard credit terms. The Company does not generally offer refunds or the right of return to customers. There are situations in which a customer may receive a refund but the determination is made on a case-by-case basis.

        The Company also licenses digital content to customers through third party resellers. The Company contracts with third party resellers around the world to access markets where the Company does not have a significant presence. Third party resellers sell the Company's products directly to end-user customers and remit a fixed amount to the Company based on the type of plan sold. The terms of the reseller program indicate that the third party reseller is the primary obligor to the end-user customer and bears the risks and rewards as principal in the transaction. In assessing whether the Company's revenue should be reported on a gross or net basis with respect to our reseller program, the Company follows the authoritative guidance in ASC 605-45, "Principle Agent Considerations." The Company recognizes revenue net of reseller commission in accordance with the type of plan sold, consistent with the plan descriptions above. The Company generally does not offer refunds or the right of return to resellers.

Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its Value Appreciation Rights Plan ("VAR Plan") in the form of value appreciation rights (the "VAR Plan awards"). Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur in order to trigger a payment with respect to the VAR Plan awards. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Omnibus Equity Incentive Plan (the "2012 Plan").

        The Company measures and recognizes non-cash equity-based compensation expense for all equity-based payment awards based on estimated fair values at the date awards are granted. The value portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with a change of control condition, an evaluation is made at the grant date and future periods as to the likelihood of the condition being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the change of control conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options and other equity-based awards granted pursuant to the 2012 Plan, stock purchased pursuant to the Employee Stock Purchase Plan ("2012 ESPP") and the VAR Plan awards, which are discussed further in Note 10, Equity-Based Compensation.

        The determination of the grant date fair value using an option-pricing model requires judgment as well as assumptions regarding a number of complex and subjective variables. These variables include the Company's fair value of the common ownership interest pre-IPO, the Company's closing market price at the grant date post-IPO, the expected unit price volatility over the expected term of the awards, awards' exercise and cancellation behaviors, risk-free interest rates, and expected dividends, which are estimated as follows:

  •
  Fair Value of Common Membership Unit.  Prior to completion of the IPO, the Company's fair value of common ownership interest was estimated internally and approved by the Board of Managers ("BOM") because the Company was not publicly traded. The Company's intention upon granting VAR Plan awards was for the granted award to have an exercisable price per unit that was not less than the per unit fair value of the Company's common equity on the date of grant. The valuations of the Company's common equity unit were prepared in accordance with the American Institute of Certified Public Accountants Statement on Standards for Valuation Services 1: Valuation of a Business, Business Ownership Interest, Security, or Intangible Asset. The assumptions used in the valuation model were based on future expectations combined with the Company's judgment. In the absence of a public trading market, the Company exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common equity unit as of the date of each VAR Plan award grant. Some, but not all of these factors included operating and financial performance, current business conditions and projections, the hiring of key personnel, the Company's history and introduction of new functionality and services, the Company's stage of development, the likelihood of achieving a liquidity event for the common ownership interests, any adjustment necessary to recognize a lack of marketability for our common ownership interests, the market performance of comparable publicly traded companies, and U.S. and global capital market conditions. The Company also obtained independent third party valuations on a periodic basis. After October 11, 2012, the date the Company's common stock began trading on the NYSE, the grant date fair value for equity-based awards is based on the closing price of the Company's common stock on the NYSE on the date of grant and fair value for all other purposes related to equity-based awards shall be the closing price of the Company's common stock on the NYSE on the relevant date.

  •
  Expected Term.  The expected term was estimated using the simplified method allowed under SEC guidance.

  •
  Volatility.  As the Company did not have a trading history for its common ownership interest pre-IPO and does not have a significant trading history for its common stock post-IPO, the expected price volatility for the common ownership interests and common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the VAR Plan awards and stock options granted post-IPO. Industry peers consist of several public companies similar in size, stage of life cycle and financial leverage. The Company did not rely on implied volatilities of traded options in the industry peers' common stock because the volume of activity was relatively low. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own common stock becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

  •
  Risk-free Interest Rate.  The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of each award group.

  •
  Dividend Yield.  The Company has historically paid cash dividends or distributions to its members. Post-IPO, the Company does not intend to pay cash dividends or distributions in the foreseeable future. As a result, the Company uses an expected dividend yield of zero.

        If any of the assumptions used in the Black-Scholes model changes significantly, the fair value for future awards may differ materially compared with the awards granted previously. The awards granted pursuant to the 2012 Plan, the 2012 ESPP and VAR Plan are subject to a time-based vesting requirement. The majority of stock option awards granted under the 2012 Plan vest over four years. The 2012 ESPP provides for purchase periods approximately every six months and a participant must be employed on the purchase date to participate in the 2012 ESPP. The VAR Plan awards had a condition that a change of control (as defined in the VAR Plan) must occur for a payment to trigger with respect to the VAR Plan awards. In connection with the Company's Reorganization, all of the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. which do not include a change of control condition. As of June 30, 2012, no equity-based compensation expense related to the VAR Plan awards had been recognized because the qualifying event had not occurred. As a result of the completion of the IPO, the Company began recording share-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant date fair value of the VAR Plan awards that were exchanged for options to purchase shares of common stock of Shutterstock, Inc. as part of the Company's Reorganization.

        For any equity-based awards that qualified for liability classification pre-IPO, the Company elected to use the intrinsic value method to value the common membership interest in accordance with authoritative guidance on stock compensation. See Note 10, Equity-Based Compensation, for further information.

Income Taxes

        The Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes for all periods prior to its Reorganization on October 5, 2012. For all periods prior to the Reorganization, the Company recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. However, the Company was subject to taxation on allocable portions of its net income or other taxes based on various methodologies employed by taxing authorities in certain localities. The Company generally made monthly dividend distributions to its members under the terms of the LLC's operating agreement, subject to the Company's operating cash needs.

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense after October 5, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811 in the fourth quarter of the fiscal year ended December 31, 2012.

        The Company filed tax returns as a partnership for the period from January 1, 2012 through October 5, 2012 and will file tax returns as a corporation for the period from October 6, 2012 through December 31, 2012 and all periods thereafter. Significant management judgment is required in projecting ordinary income in order to determine the Company's estimated effective tax rate.

        The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions, taken or expected to be taken, in a tax return. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes may be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company's tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The reserves, if any, are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit or lapses in statutes of limitations. Any reserve for uncertain tax positions is included in the income tax provision. Penalties and interest, if any, on uncertain tax positions are included in income tax expense.

        The Company assessed the realizability of deferred tax assets and determined that based on the available evidence, including a history of taxable income and estimates of future taxable income, it is more likely than not that the deferred tax assets will be realized. The Company will continue to evaluate its ability to realize deferred tax assets on a quarterly basis. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. In the event that actual results differ from these estimates, the Company will adjust these estimates in future periods which may result in a change in the effective tax rate in a future period.

        The Company is subject to certain compliance requirements for non-income taxes, including but not limited to payroll, value-added and sales-based taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's consolidated financial statements.

Net Income Per Share

        Basic net income per share is computed by dividing the net income attributable to common stockholders/members by the weighted average number of common shares outstanding during the period. The Company applies the two-class method for calculating and presenting income per share. Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their contractual participating rights to share in the earnings as if all of the earnings for the period have been distributed. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Any potential issuance of common shares, including those that are contingent and do not participate in dividends, are excluded from weighted average number of common shares outstanding. Undistributed net income (loss) for a given period is apportioned to participating members based on the weighted average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted average number of these securities outstanding during the period. Income available to common stockholders/members is computed by deducting dividends paid to preferred members, accretion to redemption value on preferred members shares, less income allocated to participating securities including unvested shares for the restricted award holder since these unvested shares have participating rights. See Note 10, Equity-Based Compensation, for further discussion.

        Diluted net income per share is computed by dividing the net income available to common stockholders/members adjusted for any changes in income that would result from the assumed conversion of the potential common shares by the weighted average common shares outstanding and all potential common shares, if they are dilutive. For all periods presented, diluted net income available to common stockholders/members includes the effect of 1,716,301 options to purchase common stock while 257,800 options to purchase common stock were excluded since they were anti-dilutive. The Company had no assumed shares available to purchase for the six months ended June 30, 2012.

        A reconciliation of assumed exercised shares used in calculating basic and diluted net income (loss) share available to common stockholders/members follows:

	Six Months Ended June 30,
	2012	2013
Basic	28,849,242	33,435,439
Stock options and employee stock purchase plan shares	—	440,345
Unvested restricted stock awards	—	28,114

Diluted	28,849,242	33,903,898

Comprehensive Income (Loss)

        Comprehensive income (loss) includes certain changes in stockholders' equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. The Company's net income equals comprehensive income for the six months ended June 30, 2012 and 2013.

Recently Issued Accounting Standard Updates

        None of the recently issued accounting standard updates is expected to have a material impact.

(1) Summary of Operations and Significant Accounting Policies

Summary of Operations

        Shutterstock, Inc. (the "Company" or "Shutterstock") operates an industry-leading global marketplace for commercial digital imagery. Commercial digital imagery consists of licensed photographs, illustrations and video clips that companies use in their visual communications, such as websites, digital and print marketing materials, corporate communications, books, publications and video content. The Company licenses commercial digital imagery to its customers. Contributors upload their digital imagery to the Company's website in exchange for a royalty payment based on customer download activity. The Company maintains its primary office location in New York City.

Principles of Consolidation

        The consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Reorganization

        In May 2012, in connection with the filing of a registration statement for the Company's initial public offering (the "IPO"), Shutterstock Images LLC, a New York limited liability company (the "LLC") formed Shutterstock, Inc., a Delaware corporation, as a wholly-owned subsidiary of the LLC. On October 5, 2012, the LLC reorganized, by way of a merger of the LLC with and into Shutterstock. Inc. with Shutterstock, Inc. surviving in the merger (the "Reorganization"). In connection with this Reorganization, the preferred and common membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for an aggregate of 28,338,281 shares of Shutterstock, Inc. common stock.

Initial Public Offering

        On October 16, 2012, the Company completed its IPO of 5,175,000 shares of common stock, including 675,000 shares sold as a result of the underwriters' exercise of their overallotment option, at a price of $17.00 per share. The IPO resulted in net proceeds to the Company of approximately $81,811 after deducting underwriting discounts and commissions, and before deducting total expenses incurred in connection with the offering of $4,927.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company's management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. The Company evaluates its significant estimates on an ongoing basis, including, but not limited to allowance for doubtful accounts, goodwill, intangibles, non-cash equity based compensation, income tax provisions and for certain non-income tax accruals. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Sales and Use Taxes

        Amounts charged to customers or paid on behalf of customers related to sales taxes, value-added taxes and other usage taxes are classified net of revenue.

Concentration of Credit and Contributor Risk

        At certain times, the Company's cash balances with any one financial institution may exceed Federal Deposit Insurance Corporation insurance limits. The Company believes it mitigates its risk by depositing its cash balances with financial institutions of high quality.

        The Company's customers and contributors are located worldwide. The majority of the Company's customers purchase products by making electronic payments at the time of a transaction. The Company performs ongoing financial condition evaluations for its existing customers and performs credit evaluations for its new customers. Concentration of credit risk is limited due to the Company's large number of diversified customers. No single customer accounted for or exceeded 10% of revenue for the years ended December 31, 2010, 2011 or 2012, respectively. As of December 31, 2011 and 2012, no single customer accounted for or exceeded 10% of credit card receivables. As of December 31, 2011, four customers accounted for 56% of accounts receivable, and as of December 31, 2012, two customers accounted for 33% of accounts receivable. The customers that accounted for more than 10% of the Company's accounts receivable balance as of December 31, 2011 and 2012 accounted for less than 2% of total revenue for the years ended December 31, 2011 and 2012, respectively.

        No single contributor accounted for or exceeded 10% of contributor royalties for the years ended December 31, 2010, 2011 and 2012, respectively.

Fair Value Measurements

        The fair value framework under the Financial Accounting Standards Board ("FASB") guidance requires the categorization of assets and liabilities into three levels: Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2—inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and Level 3—unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

        The fair value of a financial instrument is the amount for which the instrument could be exchanged in a current transaction between willing parties. Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, deferred revenue, and term loan facility carrying amounts approximate fair value because of the short maturity of these instruments. The Company currently has no other financial assets or liabilities that are measured at fair value.

        The Company's non-financial assets, which include property and equipment, intangibles and goodwill, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur, or if an annual impairment test is required and the Company is required to evaluate the non-financial asset for impairment, a resulting asset impairment would require that the non-financial asset be recorded at the fair value.

Cash and Cash Equivalents

        The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash primarily consists of balances in checking, savings and money market accounts, which are recorded at cost and approximate fair value and are considered a Level 1 measurement based on bank reporting.

Restricted Cash

        The Company's restricted cash relates to security deposits for leased office locations. As of December 31, 2012, the Company had $243 of restricted cash recorded in prepaid expenses and other current other assets that related to a leased office location that expires in 2013 and had $182 of restricted cash recorded in restricted cash that related to a leased office location that expires in 2015, respectively. The carrying value of restricted cash approximates fair value.

Credit Card Receivables

        The Company's credit card receivables represent amounts due from third party credit card processors. Such amounts generally convert to cash within three to five days with little or no default risk.

Accounts Receivable and Allowance for Doubtful Accounts

        The Company's accounts receivable are customer obligations due under normal trade terms, carried at their face value less an allowance for doubtful accounts if required. The Company determines its allowance for doubtful accounts based on the evaluation of the aging of its accounts receivable and on a customer-by-customer analysis of its high-risk customers. The Company's reserve contemplates its historical loss rate on receivables, specific customer situations and the economic environments in which the Company operates. As of December 31, 2011 and December 31, 2012, the Company recorded an allowance for doubtful accounts of $256 and $249, respectively.

Offering Costs

        Offering costs consist of legal, accounting, consulting and filing fees related to the IPO. The deferred offering costs were offset against proceeds from the IPO upon the effectiveness of the IPO. As of December 31, 2011 and December 31, 2012, the Company deferred $511 and $0, respectively, of offering costs which are included in prepaid expenses and other current assets.

Deferred Financing Fees

        The Company defers and amortizes certain financing costs related to its term loan facility. These costs are deferred and amortized over the term of the debt period. As of December 31, 2011 and December 31, 2012, the deferred financing fees balance was $0 and $125, respectively, which is included in prepaid and other current assets. There was no amortization expense of deferred financing costs for the years ended December 31, 2010 and 2011. Amortization of deferred financing costs amounted to $41 for the year ended December 31, 2012.

Property and Equipment

        Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The useful lives are as follows:

Equipment	3 years
Furniture and fixtures	7 years
Purchased software	3 years
Leasehold improvements	Shorter of expected useful life or lease term

Capitalized Internal Use Software

        The Company accounts for the cost of computer software developed or obtained for internal use of its application service by capitalizing qualifying costs, which are incurred during the application development stage, and amortizing them over the software's estimated useful life. Costs incurred in the preliminary and post-implementation stages of the Company's products are expensed as incurred. The amounts capitalized include external direct costs of services used in developing internal-use software and payroll and payroll-related costs of employees directly associated with the development activities. The Company amortizes capitalized software over the expected period of benefit, which is three years, beginning when the software is ready for its intended use. The Company had no amortized capital software expense for the year ended December 31, 2010. For the years ended December 31, 2011 and 2012, the Company had gross capitalized costs of $459 and $605, respectively, which is included in property and equipment and amortization expense of $41 and $154, respectively, which is included in general and administrative expense. The Company's policy is to amortize such capitalized costs using the straight-line method over the estimated useful life.

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying value or the fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. There were no impairment charges in 2010, 2011 or 2012.

Goodwill and Intangible Assets

        Goodwill and intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually on October 1 of each fiscal year or more frequently if events occur or circumstances exist that indicate that the fair value of a reporting unit may be below its carrying value. Goodwill has been allocated to the Company's reporting units, for the purposes of preparing our impairment analyses, based on a specific identification basis. Based on the results of the goodwill impairment assessment as of October 1, 2012, the Company concluded that the fair value of its reporting unit is more than its carrying amount, and therefore no adjustment to the carrying value of goodwill was necessary. As a result of a combination of factors in the second quarter of 2012, the Company concluded that a triggering event had occurred in the Bigstockphoto, Inc. ("Bigstock") reporting unit indicating a potential impairment and a step 1 impairment test was performed as of June 30, 2012. As a result of performing the step 1 test for goodwill impairment in the second quarter of 2012, management concluded that the fair value of the Bigstock reporting unit exceeded the carrying value. Therefore, there was no requirement to perform step 2 of the analysis and it was concluded that there is no impairment of goodwill for the Bigstock reporting unit. There were no impairments of goodwill in any of the periods presented in the consolidated financial statements. See Note 2, Goodwill and Intangible Assets, for further discussion.

Revenue Recognition

        All revenue, net of refunds, is generated from the license of digital content through subscription or usage based plans. The Company's four plans are: subscription plans, On Demand plans, Pay As You Go, which was introduced in July 2011, and credit pack plans. The Company recognizes revenue when the following basic criteria are met: there is persuasive evidence of an arrangement, performance or delivery of services has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company considers persuasive evidence of an arrangement to be an electronic order form, or a signed contract, which contains the fixed pricing terms. Performance or delivery is considered to have occurred upon either the ratable passage of time over the contract period, a usage basis or upon the expiration of a contract period for which there are unused downloads or credits. Collectability is reasonably assured since most of the Company's customers purchase products by making electronic payments at the time of a transaction with a credit card. The Company establishes a chargeback allowance based on factors surrounding historical credit card chargeback trends and other information. As of December 31, 2011 and 2012, the Company has recorded a chargeback allowance of $70 and $70, respectively, which is included in other liabilities. Collectability is assessed for customers who pay on credit based on a credit evaluation for new customers and transaction history with existing customers. Any cash received in advance of revenue recognition is recorded as deferred revenue.

        Subscription plans range in length from thirty days to one year. Subscription plan revenues are recognized on a straight-line basis using a daily convention method over the plan term. On Demand plans are for a one-year term and permit the customer to download up to a fixed number of digital content. On-demand revenues are recognized at the time the customer downloads the digital content on a per unit basis. Revenue related to unused digital content, if any, is recognized in full at the end of the plan term. Pay As You Go plans provide for individual image download. The Company recognizes revenue as the customer downloads images. Credit-pack plans are generally for a one-year term and enable the customer to purchase a fixed number of credits which can then be utilized to pay for downloaded digital content. The number of credits utilized for each download depends on the digital content size and format. Credit-pack revenues are recognized based on customer usage on a per credit basis as digital content is downloaded. Revenue related to unused credits, if any, is recognized in full at the end of the plan term. Most plans automatically renew at the end of the plan term unless the customer elects not to renew. The Company recognizes revenue from its four types of plans on a gross basis in accordance with the authoritative guidance on principal-agent considerations as the Company is the primary obligor in the arrangement, has latitude in establishing the product's price, performs a detailed review of the digital content before accepting it to its collection to ensure it is of high quality before it may be purchased by our customers, can reject contributor's images in its sole discretion, and has credit risk.

        Customers typically pay in advance (or upon commencement of the term) via credit card, wire or check. Fees paid or invoiced in advance are deferred and recognized as described above. Customers that do not pay in advance are invoiced and are required to make payment under standard credit terms. The Company does not generally offer refunds or the right of return to customers. There are situations in which a customer may receive a refund which is determined on a case-by-case basis.

        The Company also licenses digital content to customers through third party resellers. The Company contracts with third party resellers around the world to access markets where the Company does not have a significant presence. Third party resellers sell the Company's products directly to end-user customers and remit a fixed amount to the Company based on the type of plan sold. The terms of the reseller program indicate that the third party reseller is the primary obligor to the end-user customer and bears the risks and rewards as principal in the transaction. In assessing whether the Company's revenue should be reported on a gross or net basis with respect to our reseller program, the Company followed the authoritative guidance in ASC 605-45 Principal Agent Considerations. The Company recognizes revenue on a net basis in accordance with the type of plan sold, consistent with the plan descriptions above. The Company generally does not offer refunds or the right of return to resellers.

Cost of Revenue

        The Company's cost of revenue includes contributor royalties, credit card processing fees, image and video clip reviewer expenses, hosting and bandwidth expenses, amortization of content intangible assets, and depreciation of network equipment, which are the direct costs related to providing content to customers. Additionally, the Company includes an allocation of overhead costs primarily related to payroll, non-cash equity-based compensation, insurance, and facilities expenses based on headcount.

Contributor Royalties and Internal Sales Commissions

        Contributor royalties earned by a contributor are generally paid weekly or monthly once a customer has downloaded the contributor's digital content and the contributor's royalty account has reached a minimum dollar level. The Company expenses contributor royalties in the period during which a customer download occurs and includes the contributor royalties in cost of revenue.

        Internal sales commissions are generally paid in the month following collection or invoicing of the commissioned receivable. Internal sales commission expense is included in sales and marketing expense. Internal sales commissions are deferred and recognized over the expected future revenue stream which is generally up to twelve months. For the years ended December 31, 2010, 2011 and 2012, the Company deferred $352, $651, and $2,023, respectively, in internal sales commissions which is included in prepaid expenses and other current assets and amortized $256, $597 and $1,649, respectively, in internal sales commission expense which is included in sales and marketing expense.

Research and Development

        The Company expenses research and development costs as incurred, except for costs that are capitalized for certain software development projects that have demonstrated technological feasibility. Research and development costs are primarily comprised of development personnel salaries, equipment costs as well as allocated occupancy costs and related overhead. For the year ended December 31, 2010, the Company did not capitalize any software costs and all research and development costs were expensed as incurred. For the years ended December 31, 2011 and 2012, the Company capitalized $25 and $146, respectively, which is included in total capitalized software costs included in property and equipment.

Advertising Costs

        The Company expenses the cost of advertising and promoting its products as incurred. Such costs totaled $13,547, $25,176, and $32,648 for the years ended December 31, 2010, 2011 and 2012, respectively, which are included in sales and marketing expense.

Deferred Rent

        The Company records rent expense on a straight-line basis over the term of the related lease. The difference between the rent expense recognized and the actual payments made in accordance with the lease agreement is recognized as a deferred rent liability on the Company's balance sheet. As of December 31, 2011, the Company has recorded a deferred rent balance of $198 which is included in other non-current liabilities. As of December 31, 2012, the Company has recorded a deferred rent balance of $122, of which $68 is included in other liabilities as it relates to a 2013 office lease expiration and $54 is included in other non-current liabilities.

Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under our Value Appreciation Rights Plan ("VAR Plan") in the form of value appreciation rights (the "VAR Plan awards"). Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur in order to trigger a payment with respect to the VAR Plan awards. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Omnibus Equity Incentive Plan (the "2012 Plan").

        The Company measures and recognizes non-cash equity-based compensation expense for all equity-based payment awards made to employees based on estimated fair values. The value portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with a change of control condition, an evaluation is made at the grant date and future periods as to the likelihood of the condition being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the change of control conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options and other equity-based awards granted pursuant to the 2012 Plan, stock purchased pursuant to the Employee Stock Purchase Plan ("2012 ESPP") and the VAR Plan awards, which are discussed further in Note 9, Equity-Based Compensation.

        The determination of the grant date fair value using an option-pricing model requires judgment and as well as assumptions regarding a number of other complex and subjective variables. These variables include the Company's fair value of the common ownership interest pre-IPO, the Company's closing market price at the grant date post-IPO, the expected unit price volatility over the expected term of the awards, awards' exercise and cancellation behaviors, risk-free interest rates, and expected dividends, which are estimated as follows:

  •
  Fair Value of Common Stock/Membership Unit.  Prior to completion of the IPO, the Company's fair value of common ownership interest was estimated internally and approved by the Board of Managers ("BOM") because the Company was not publicly traded. The Company's intention upon granting VAR Plan awards was for the granted award to have exercisable price per unit that was not less than the per unit fair value of the Company's common equity on the date of grant. The valuations of the Company's common equity unit were prepared in accordance with the American Institute of Certified Public Accountants Statement on Standards for Valuation Services 1: Valuation of a Business, Business Ownership Interest, Security, or Intangible Asset. The assumptions used in the valuation model were based on future expectations combined with the Company's judgment. In the absence of a public trading market, the Company exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common equity unit as of the date of each VAR Plan award grant. Some but not all of these factors included operating and financial performance, current business conditions and projections, the hiring of key personnel, the Company's history and introduction of new functionality and services, the Company's stage of development, the likelihood of achieving a liquidity event for the common ownership interests, any adjustment necessary to recognize a lack of marketability for our common ownership interests, the market performance of comparable publicly traded companies, and U.S. and global capital market conditions. The Company also obtained independent third party valuations on a periodic basis. After October 11, 2012, the date the Company's common stock began trading on the New York Stock Exchange ("NYSE"), the grant date fair value for stock-based awards is based on the closing price of the Company's common stock on the NYSE on the date of grant and fair value for all other purposes related to stock-based awards shall be the closing price of the Company's common stock on the NYSE on the relevant date.

  •
  Expected Term.  The expected term is estimated using the simplified method allowed under Securities and Exchange Commission ("SEC") guidance.

  •
  Volatility.  As the Company does not have a trading history for its common ownership interest pre-IPO or a significant range of its common stock post-IPO, the expected price volatility for the common ownership interest and common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the VAR Plan awards and stock options granted post-IPO. Industry peers consist of several public companies similar in size, stage of life cycle and financial leverage. The Company did not rely on implied volatilities of traded options in the industry peers' common stock because the volume of activity was relatively low. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own common stock becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

  •
  Risk-free Interest Rate.  The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of for each award group.

  •
  Dividend Yield.  The Company has historically paid cash dividends or distributions to its members. Post-IPO, the Company does not intend to pay cash dividends or distributions in the foreseeable future. As a result, the Company used an expected dividend yield of zero.

        If any of the assumptions used in the Black-Scholes model changes significantly, the fair value for future awards may differ materially compared with the awards granted previously. The awards granted pursuant to the 2012 Plan, the 2012 ESPP and VAR Plan are subject to a time-based vesting requirement. The majority of stock option awards granted under the 2012 Plan vest over four years. The 2012 ESPP provides for purchase periods approximately every six months and a participant must be employed on the purchase date to participate in the 2012 ESPP. The VAR Plan awards had a condition that a change of control (as defined in the VAR Plan) must occur for a payment to trigger with respect to the VAR Plan awards. In connection with the Company's Reorganization, all of the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. As of December 31, 2011, no equity-based compensation expense had been recognized with respect to the VAR Plan awards because the qualifying event had not occurred. As of December 31, 2010, there were no VAR Plan awards outstanding. As a result of the completion of the IPO, the Company began recording share-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant date fair value of the VAR Plan awards that were exchanged for options to purchase shares of common stock of Shutterstock, Inc. as part of the Company's Reorganization.

        For any equity-based awards that qualified for liability classification pre-IPO, the Company has elected to use the intrinsic value method to value the common membership interest in accordance with authoritative guidance on stock compensation. See Note 9, Equity-Based Compensation, for further information.

Income Taxes

        The Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes for all periods prior to its Reorganization on October 5, 2012. For all periods prior to the Reorganization, the Company recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. However, the Company was subject to taxation on allocable portions of its net income or other taxes based on various methodologies employed by taxing authorities in certain localities. The Company generally made monthly dividend distributions to its members under the terms of the LLC's operating agreement, subject to the Company's operating cash needs.

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense beginning October 6, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811.

        The Company will file tax returns as a partnership for the period from January 1, 2012 through October 5, 2012 and will file tax returns as a corporation for the period from October 6, 2012 through December 31, 2012. Significant management judgment is required in projecting ordinary income/(loss) in order to determine the Company's estimated effective tax rate.

        The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company's tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The reserves are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit or lapses in statutes of limitations. Any reserve for uncertain tax provisions is included in the income tax provision. Penalties and interest, if any, on uncertain tax positions are included in income tax expense. During the year ended December 31, 2010, the Company did not record any unrecognized tax benefits. During the years ended December 31, 2011 and 2012, the Company recorded an unrecognized tax benefit in the amount of $60 and $745, respectively, for uncertain tax positions related to tax positions taken in prior years, a portion of which relates to tax refund claims. To the extent these unrecognized tax benefits are ultimately recognized, the Company's effective tax rate may be impacted in future periods.

        The Company recognizes interest expense and tax penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of operations. The Company did not accrue or pay any interest or penalties related to unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012.

        The Company assessed the realizability of deferred tax assets and determined that based on the available evidence, including a history of taxable income and estimates of future taxable income, it is more likely than not that the deferred tax assets will be realized. The Company will continue to evaluate its ability to realize deferred tax assets on a quarterly basis. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. In the event that actual results differ from these estimates, the Company will adjust these estimates in future periods which may result in a change in the effective tax rate in a future year.

        The Company is subject to certain compliance requirements for non-income taxes, including payroll, value-added and sales-based taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's consolidated financial statements.

Net Income Per Share

        Basic net income per share is computed by dividing the net income attributable to common stockholders/members by the weighted average number of common shares outstanding during the period. The Company applies the two-class method for calculating and presenting income per share. Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their contractual participating rights to share in the earnings as if all of the earnings for the period have been distributed. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Any potential issuance of common shares, including those that are contingent and do not participate in dividends, are excluded from weighted average number of common shares outstanding. Undistributed net income (loss) for a given period is apportioned to participating members based on the weighted-average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted-average number of these securities outstanding during the period. Income available to common stockholders/members is computed by deducting dividends paid to preferred members, accretion to redemption value on preferred members shares, less income allocated to participating securities including unvested shares for the restricted award holder since these unvested shares have participating rights. See Note 9, Equity-Based Compensation, for further discussion.

        Diluted net income per share is computed by dividing the net income available to common stockholders/members adjusted for any changes in income that would result from the assumed conversion of the potential common shares by the weighted average common shares outstanding and all potential common shares, if they are dilutive. The Company had no assumed shares available to purchase for the years ended December 31, 2010 and 2011. Diluted net income available to common stockholders/members for the year ended December 31, 2012 includes the effect of 1,789,318 shares to purchase, while 106,500 shares to purchase were excluded since they were anti-dilutive.

        A reconciliation of assumed exercised shares used in calculating basic and diluted income (loss) share available to common stockholders/members follows:

	Year Ended December 31,
	2010	2011	2012
Basic	20,770,041	20,849,242	23,785,299
Stock options and employee stock purchase plan shares	—	—	47,924
Unvested restricted stock awards	—	—	—

Diluted	20,770,041	20,849,242	23,833,223

Segment Reporting

        The Company has identified four operating segments. These four operating segments have been aggregated into one reportable segment based on the aggregation criteria within the authoritative guidance on segment reporting. The Company considered the similarity of the product sold, the distribution processes involved, targeted customers, and economic characteristics among the four operating segments in its aggregation criteria evaluation. The operating segments share operational support functions such as sales, marketing, public relations, various research and development and engineering support, in addition to the general and administrative functions of human resources, legal, finance and information technology.

        The following represents our geographic revenue based on customer location:

	Year Ended December 31,
	2010	2011	2012
North America	$28,631	$40,536	$59,963
Europe	33,796	47,967	62,943
Rest of the world	20,546	31,768	46,710

Total revenue	$82,973	$120,271	$169,616

        Included in North America is the United States which comprises 31%, 30%, and 32% of total revenue for years ended December 31, 2010, 2011, and 2012, respectively. No other country accounts for more than 10% of the Company's revenue in any period. All long-lived assets are located in North America.

Foreign Currency Transactions

        The Company has determined that the U.S. Dollar is its functional currency worldwide and therefore does not have any foreign currency translation adjustment. The Company does provide for customers in select countries to pay for licenses in local currency. These local currency payments are converted into U.S. Dollars at the rate prevailing on the date of the transaction. Any refund for these transactions could result in a foreign currency transaction gain or loss depending on the movement of the foreign currency between the purchase date and the refund date. During the years ended December 31, 2010, 2011 and 2012, the Company's foreign currency transaction activity was immaterial to the financial statements.

Comprehensive Income (Loss)

        Comprehensive income (loss) includes certain changes in stockholders' equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. The Company's net income equals comprehensive income for the years ended December 31, 2010, 2011, and 2012.

Recently Issued Accounting Standard Updates

        None of the recently issued accounting standard updates are expected to have a material impact.

Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(3) Goodwill and Intangible Assets

        The Company's goodwill balance is attributable to its Bigstockphoto, Inc. ("Bigstock") reporting unit and is tested for impairment at least annually on October 1 or upon a triggering event. There have been no changes in the carrying amount of goodwill through June 30, 2013.

        Intangible assets consist of the following as of December 31, 2012 and June 30, 2013:

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Patents	193	(11)	182	17
Domain name	86	(3)	83	15

Total	$1,829	$(789)	$1,040

	As of June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
	(unaudited)
Amortizing intangible assets:
Customer relationship	$600	$(561)	$39	4
Trade name	400	(105)	295	14
Contributor content	450	(113)	337	15
Non-compete agreement	100	(100)	—	3
Patents	193	(16)	177	17
Domain name	86	(6)	80	15

Total	$1,829	$(901)	$928

        Amortization expense was $124 and $112 for the six months ended June 30, 2012 and 2013, respectively. The Company also determined that there was no indication of impairment for the intangible assets for all periods presented. Estimated amortization expense for the next five years is: $77 for the remaining six months of 2013, $78 in 2014, $78 in 2015, $78 in 2016, $78 in 2017 and $539 thereafter.

(2) Goodwill and Intangible Assets

        The Company's goodwill balance is attributable to its Bigstock reporting unit and is tested for impairment at least annually on October 1 or upon a triggering event. There have been no changes in the carrying amount of goodwill through December 31, 2012.

        Intangible assets consist of the following as of December 31, 2011 and 2012:

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(338)	$262	4
Trade name	400	(64)	336	14
Contributor content	450	(68)	382	15
Non-compete agreement	100	(75)	25	3
Domain name	25	(1)	24	15

Total	$1,575	$(546)	$1,029

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Domain name	86	(3)	83	15
Patents	193	(11)	182	17

Total	$1,829	$(789)	$1,040

        During 2011, the Company acquired a domain name for $25 which is being amortized over fifteen years. During the first quarter of 2012, the Company acquired patents for $193, which will be amortized over sixteen to nineteen years. The patents were put into service in April 2012. During the third and fourth quarters of 2012, the Company acquired domain names for $10 and $50, respectively. These domain names were put into service in the same periods of purchase and will be amortized over fifteen years. Amortization expense related to the intangible assets was $242, $244 and $243 for the years ended December 31, 2010, 2011, and 2012, respectively. The Company also determined that there was no indication of impairment for the intangible assets for all periods presented. Estimated amortization expense for the next five years is: $191 in 2013, $78 in each fiscal year 2014 through 2017 and $537 thereafter.

        Based on a combination of factors that occurred in the second quarter of 2012 within the Company's Bigstock reporting unit, primarily a change in financial projections and business strategy including the re-allocation of certain technology-related personnel to a different reporting unit and a shift in marketing strategy, management concluded that a triggering event had occurred indicating potential impairment in the Bigstock reporting unit, and accordingly performed a step 1 impairment test based on ASC 350, Intangibles—Goodwill and Other.

        The Company performed its annual assessment on October 1, 2012. The Company estimated the fair value of the reporting unit using a discounted cash flow projection (also referred to as the income approach). The income approach uses a reporting unit's projection of estimated future operating results and cash flows discounted to a net present value. The Company's significant assumptions utilized in the income approach included estimated weighted-average cost of capital from a market participant point of view, projected revenues and operating expenditures which take into account expected operating margin efficiencies gained through cost reduction strategies, projected capital expenditures, and projected working capital changes. The projections were based on management's best estimates of economic and market conditions over the projected period. The Company bases its fair value estimates on assumptions it believes to be reasonable, but which are unpredictable and inherently uncertain. Future changes to the projected financial information or other significant assumptions including the weighted-average cost of capital could have a negative result on the Bigstock reporting unit's fair value.

        As a result of performing the step 1 tests for goodwill impairment, management concluded that the fair value of the Bigstock reporting unit exceeded the carrying value. Therefore, there was no requirement to perform step 2 of the analysis and it was concluded that there is no impairment of goodwill for the Bigstock reporting unit. Long-lived assets held in the Bigstock reporting unit were also tested for recoverability in the second quarter of 2012, as a result of the triggering event, and no impairment was identified.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment
Property and Equipment

(4) Property and Equipment

        Property and equipment is summarized as follows:

	December 31, 2012	June 30, 2013
Computer equipment and software	$8,971	$10,050
Furniture and fixtures	806	881
Leasehold improvements	484	888

Property and equipment	10,261	11,819
Less accumulated depreciation	(5,006)	(5,041)

Property and equipment, net	$5,255	$6,778

        Depreciation expense amounted to $1,036 and $1,613 for the six months ended June 30, 2012 and 2013, respectively. Depreciation expense is included in cost of revenue and general and administrative expense based on the nature of the asset.

(3) Property and Equipment

        Property and equipment is summarized as follows:

	December 31,
	2011	2012
Computer equipment and software	$5,537	$8,971
Furniture and fixtures	522	806
Leasehold improvements	395	484

Property and equipment	6,454	10,261
Less accumulated depreciation	(2,610)	(5,006)

Property and equipment, net	$3,844	$5,255

        Depreciation expense amounted to $632, $1,276, and $2,397, for the years ended December 31, 2010, 2011 and 2012, respectively. Depreciation expense is included in cost of revenue and general and administrative expense based on the nature of the asset.

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses
Accrued Expenses

(5) Accrued Expenses

        Accrued expenses consisted of the following:

	December 31, 2012	June 30, 2013
Royalty tax withholdings	$4,644	$4,976
Non-income taxes	3,567	5,394
Accrued compensation	4,246	3,752
Accrued marketing	588	393
Professional fees	469	355
Other accrued expenses	2,092	1,987

Total accrued expenses	$15,606	$16,857

(4) Accrued Expenses

        Accrued expenses consisted of the following:

	December 31,
	2011	2012
Royalty tax withholdings	$4,126	$4,644
Professional fees	1,332	469
Non-income taxes	1,742	3,567
Accrued compensation	2,391	4,246
Accrued marketing	183	588
Other accrued expenses	1,101	2,092

Total accrued expenses	$10,875	$15,606

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

(6) Income Taxes

        The Company's effective tax rates for the six month periods ended June 30, 2012 and 2013 are 2.3% and 40.6%, respectively. The Company incurred a discrete tax expense relating to a change in its state apportionment percentage during the six months ended June 30, 2013, which increased the effective tax rate by 1.3%. Excluding this discrete expense, the effective rate would have been 39.3%. The Company has computed the provision for income taxes based on the estimated annual effective tax rates and the application of discrete items, if any, in the period applicable. Effective with the Reorganization on October 5, 2012, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense. For all periods prior to the Reorganization, the Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes and recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. The effective tax rate differs from the statutory tax rate due primarily to non-deductible expense related to non-cash equity-based compensation, and meals and entertainment.

        During the six months ended June 30, 2012 and 2013, the Company recorded an unrecognized tax benefit in the amount of $18 and $973, respectively, for uncertain tax positions taken in prior years. To the extent these unrecognized tax benefits are ultimately recognized, the Company's effective tax rate may be impacted in future periods.

        The Company recognizes interest expense and tax penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of operations. The Company did not accrue any interest or penalties related to unrecognized tax benefits for the six months ended June 30, 2012. The Company accrued interest and penalties in the amount of $11 related to unrecognized tax benefits for the six months ended June 30, 2013.

(5) Income Taxes

        The following table summarizes the consolidated provision for income taxes:

	Year Ended December 31,
	2010	2011	2012
Current:
Federal provision	$—	$—	$4,329
State & local provision	1,169	723	1,233
Deferred:
Federal (benefit)	—	—	(29,772)
State & local (benefit) provision	(293)	253	(1,528)

Provision (benefit) for income taxes	$876	$976	$(25,738)

        The provision for income taxes differs from statutory income tax rate as follows:

	Year Ended December 31,
	2010	2011	2012
U.S. income tax at federal statutory rate	—%	—%	35.00%
State and local taxes, net of federal benefit	4.00%	4.00%	2.84%
Benefit from change in tax status	—%	—%	(31.36)%
LLC income not subject to federal and state tax	—%	—%	(131.83)%
Non-deductible—restricted stock	—%	—%	7.25%
Non-deductible—other	0.40%	0.50%	0.34%

Total provision (benefit) for income taxes	4.40%	4.50%	(117.76)%

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense beginning October 6, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811.

        The Company's tax effects of temporary differences and tax carryforwards that give rise to significant portions of the deferred tax assets are presented below:

	Year Ended December 31,
	2011	2012
Deferred tax assets:
Deferred revenue	$547	$14,237
Intangible amortization	—	14,861
Non-income tax reserve	91	2,576
Non-cash equity-based compensation	60	1,136
Other liabilities	10	384

Net deferred tax assets	708	33,194
Deferred tax liabilities:
Depreciation and amortization	(6)	(1,195)

Net deferred tax assets	$702	$31,999

        The following table summarizes changes to the Company's unrecognized tax benefits as follows:

	Year Ended December 31,
	2011	2012
Balance of unrecognized tax benefits at January 1	$—	$60
Gross additions for tax positions for prior years	—	18
Gross additions for tax positions for current year	60	727
Gross expirations	—	—
Gross settlements	—	—

Balance of unrecognized tax benefits at December 31	$60	$805

        There was no unrecognized tax benefit recorded during the year ended December 31, 2010. The liability for unrecognized tax benefits is included in other non-current liabilities. The Company has no on-going tax examinations. The Company is no longer subject to U.S. Federal or state and local tax examinations by tax authorities for years before 2008. The Company does not anticipate significant changes to its uncertain tax positions through the next fiscal year.

Term Loan Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Term Loan Facility
Term Loan Facility

(7) Term Loan Facility

        On September 21, 2012, the Company entered into a Loan and Security Agreement with Silicon Valley Bank providing for a $12,000 term loan facility, which the Company refers to as the term loan facility. On December 24, 2012, the Company paid down $6,000 of the term loan facility. On March 25, 2013, the Company paid off the remaining $6,000 of the loan facility. At December 31, 2012 and June 30, 2013, the Company recorded accrued interest in the amount of $3 and $0, respectively, which is included in accrued expenses.

        The Company capitalizes costs directly associated with acquiring third party financing. As of December 31, 2012, deferred financing costs, net of accumulated amortization, were $125. During the six months ended June 30, 2013, the Company accelerated and recognized $125 as a result of paying off the term loan facility.

        The Company was in compliance with the financial covenants and other covenants applicable to it under the term loan facility prior to paying off the term loan facility on March 25, 2013.

(6) Term Loan Facility

        On September 21, 2012, the Company entered into a loan and security agreement with Silicon Valley Bank providing for a $12,000 term loan facility, which the Company refers to as the term loan facility. The Company will use the net proceeds from the term loan facility for working capital and general business purposes. The term loan facility provides for a term loan of $12,000 and matures on the earlier of (i) September 21, 2013 and (ii) the date on which such facility is accelerated following the occurrence of an event of default. The term loan facility provides for interest on the term loan, at the Company's option, at the prime rate as published in the Wall Street Journal minus 0.75%, or a LIBOR-based rate plus a margin of 2.00%. The Company generally selects the one-month LIBOR-based rate. On February 21, 2013, the Company selected the one-month LIBOR-based rate in connection with the reset of its term loan facility. The newly selected rate expires on March 21, 2013 at which time the Company can select a new interest rate option. On December 24, 2012, the Company paid down $6,000 of the term loan facility.

        The term loan facility includes financial covenants of a minimum EBITDA determined quarterly, measured on a trailing 12 month basis and a minimum liquidity requirement. The term loan also includes customary negative and affirmative covenants including, among others, limitations on the Company's ability to: (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations (other than the Reorganization); or (vii) change its business.

        Amounts under the term loan facility may become due upon certain events of default including, among others, failure to comply with the term loan facility's covenants, bankruptcy, default on certain other indebtedness or a change in control. The default rate under the term loan facility is an additional 2.00% per annum over the otherwise applicable rate. All obligations under the term loan facility are secured by substantially all of the Company's assets, other than its intellectual property.

        At December 31, 2012, the Company was in compliance with the financial covenants and other covenants applicable to it under the term loan facility and the outstanding term loan facility balance was $6,000. At December 31, 2012, the Company recorded accrued interest in the amount of $3, which is included in accrued expenses at December 31, 2012.

        The Company capitalizes costs directly associated with acquiring third party financing. Deferred financing costs are included in prepaid expenses and other current assets and are amortized on a straight-line basis as interest expense over the term of the related indebtedness. In cases where amounts borrowed are paid in advance, financing costs related to the amount borrowed are accelerated. As of December 31, 2012, deferred financing costs, net of accumulated amortization were $125.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

(8) Commitments and Contingencies

        The Company leases facilities under agreements accounted for as operating leases. Rental expense, inclusive of operating leases, for the six months ended June 30, 2012 and 2013 was $720 and $1,029, respectively. Some leases have defined escalating rent provisions, which are expensed over the term of the related lease on a straight-line basis commencing with the date of possession. Any rent allowance or abatement is netted in this calculation. All leases require payment of real estate taxes and operating expense.

        On March 21, 2013, the Company entered into an operating lease agreement to lease new office facilities in New York, New York. The lease commencement date shall be the later of August 1, 2013 and the date the Company takes possession; therefore, no expense was recorded during the six months ended June 30, 2013. The Company also entered into a letter of credit in the amount of $1,829 as a security deposit for the leased facilities. The letter of credit was collateralized by $1,829 of cash as of June 30, 2013, and as such, is reported as restricted cash on the consolidated balance sheet. The lease term is eleven years from the commencement date and aggregate future minimum lease payments are approximately $42,200.

Capital Expenditures

        For the six months ended June 30, 2012 and 2013, the Company spent approximately $2,100 and $2,000, respectively, for servers and related hardware to accommodate increased business volume. The additions are included in "Assets—Property and equipment, net" on the balance sheet. As of June 30, 2013, the Company had no significant committed purchases related to data server equipment.

Unconditional Purchase Obligations

        As of December 31, 2012 and June 30, 2013, the Company had unconditional purchase obligations in the amount of $3,409 and $2,250, which consisted primarily of contracts related to infrastructure services and contractual commitments for marketing services.

        As of December 31, 2012, the Company's unconditional purchase obligations for the years ending December 31, 2013, 2014 and 2015 are $2,274, $943 and $192, respectively. As of June 30, 2013, the Company's unconditional purchase obligations for the remainder of 2013 and for the years ending December 31, 2014 and 2015 are $991, $1,063 and $196, respectively.

Legal Matters

        From time to time, the Company may become party to litigation in the ordinary course of business. The Company assesses the likelihood of any adverse judgments or outcomes with respect to these matters and determines loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, the Company considers other relevant factors that could impact its ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. The Company's reserves may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and threats of litigation, investigations and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company currently has no material active litigation matters and, as such, no material reserves related to litigation. In addition, the Company receives, from time to time, inquiries related to potential intellectual property infringement matters. To date, the outcome of these inquiries has not had a material impact on the Company's operations or financial results.

Indemnifications

        In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to customers with respect to certain matters, including, but not limited to, losses arising out of the breach of the Company's intellectual property warranties for damages to the customer directly attributable to the Company's breach. The Company is not responsible for any damages, costs, or losses to the extent such damages, costs or losses arise as a result of the modifications made by the customer or the context in which an image is used. The standard maximum aggregate obligation and liability to any one customer for all claims is limited to $10. The Company offers certain of its customers greater levels of indemnification, including, in some cases, unlimited indemnification. As of December 31, 2012 and as of June 30, 2013, the Company has recorded no liabilities related to indemnification obligations in accordance with the authoritative guidance for loss contingencies. Additionally, the Company believes that it has the appropriate insurance coverage in place to adequately cover such indemnification obligations, if necessary.

Employment Agreements

        The Company has entered into employment and change of control arrangements with certain executive officers and with certain employees. The agreements specify various employment-related matters, including annual compensation, performance incentive bonuses, and severance benefits in the event of termination with or without cause.

(7) Commitments and Contingencies

        The Company leases facilities under agreements accounted for as operating leases. Rental expense for operating leases for the years ended December 31, 2010, 2011, and 2012 was approximately $872, $1,113 and $1,799, respectively. Some leases have defined escalating rent provisions, which are expensed over the term of the related lease on a straight-line basis commencing with the date of possession. Any rent allowance or abatement is netted in this calculation. All leases require payment of real estate tax and operating expense increases.

        Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2012 are as follows:

Year Ending December 31	Operating Leases
2013	$1,669
2014	418
2015	209
2016	—
Thereafter	—

Total minimum lease payments	$2,296

Capital Expenditures

        For the years ended December 31, 2011 and 2012, the Company spent approximately $1,900 and $2,575, respectively, for servers and related hardware to accommodate increased business volume. The additions are included in "Assets—Property and equipment, net" on the balance sheet. As of December 31, 2012, the Company had no significant committed purchases related to data server equipment.

Unconditional Purchase Obligations

        As of December 31, 2012, the Company had unconditional purchase obligations in the amount of $3,409, which consisted primarily of contracts related to infrastructure services and contractual commitments for software licenses and marketing services. As of December 31, 2012, the Company's unconditional purchase obligations for the years ending December 31, 2013, 2014 and 2015 are $2,274, $943 and $192, respectively.

Legal Matters

        From time to time, the Company may become party to litigation in the ordinary course of business. The Company assesses the likelihood of any adverse judgments or outcomes with respect to these matters and determines loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, the Company considers other relevant factors that could impact its ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. The Company's reserves may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and threats of litigation, investigations and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company currently has no reserves related to such litigation, and no active litigation matters. In addition, the Company receives, from time to time, inquiries related to potential intellectual property infringement matters. To date, the outcome of these inquiries has not had a material impact on the Company's operations or financial results.

Indemnifications

        In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to customers with respect to certain matters, including, but not limited to, losses arising out of the breach of Company's intellectual property warranties for damages to the customer directly attributable to the Company's breach. The Company is not responsible for any damages, costs, or losses to the extent such damages, costs or losses arise as a result of the modifications made by the customer, or the context in which an image is used. The standard maximum aggregate obligation and liability to any one customer for all claims is limited to $10. The Company offers certain of its customers greater levels of indemnification, including unlimited indemnification. As of December 31, 2011 and 2012, the Company has recorded no liabilities related to indemnification obligations in accordance with the authoritative guidance for loss contingencies. Additionally, the Company believes that it has the appropriate insurance coverage in place to adequately cover such indemnification obligations, if necessary.

Employment Agreements and Indemnification Agreements

        The Company has entered into employment arrangements and indemnification agreements with certain executive officers and with certain employees. The agreements specify various employment-related matters, including annual compensation, performance incentive bonuses, and severance benefits in the event of termination with or without cause. The Company's employment agreement between the former Bigstock owner and the Company expired in 2010.

Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

(9) Employee Benefit Plans

        The Company has a 401(k) defined contribution plan ("401(k) Plan") and provides for annual discretionary employer matching contributions not to exceed 3% of employees' compensation per year. Matching contributions also are fully vested and non-forfeitable at all times.

        The Company recorded employer matching contributions of $269 and $317 for the six months ended June 30, 2012 and 2013, respectively.

(8) Employee Benefit Plans

        The Company previously maintained a Simple IRA plan ("IRA Plan") that covered all eligible employees. The plan was implemented on June 7, 2007. The Company provided for annual discretionary employer matching contributions not to exceed 3% of employees' compensation for the year. Matching contributions were fully vested and non-forfeitable.

        The Company terminated the IRA Plan on December 31, 2010 and replaced it with a 401(k) defined contribution plan ("401(k) Plan"). Similar to the IRA Plan, the Company provides for annual discretionary employer matching contributions not to exceed 3% of employees' compensation for the year. Matching contributions also are fully vested and non-forfeitable.

        The Company recorded $77, $221 and $412 of employer matching contributions for the years ended December 31, 2010, 2011, and 2012, respectively.

Equity-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity-Based Compensation
Equity-Based Compensation

(10) Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its VAR Plan in the form of value appreciation rights. Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. For the convenience of communicating the issuance of VAR Plan awards to employees, the BOM designated a total of 3,000,000 notional units for the VAR Plan to represent 10% of the Company's overall equity. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur for a payment to trigger with respect to the VAR Plan awards. Payment could occur in the form of cash, units or other securities at the discretion of the BOM and was equal to the appreciation in value over the participant's grant date price. The determination of the type of payment was subject to the discretion of the Company and not the holder. Additionally, the Company has never settled any VAR units with cash. As a result, the VAR units were accounted for as equity awards. Given the change-of-control condition, there was no equity-based compensation charge recorded for the six months ended June 30, 2012. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Plan.

        The Company's VAR Plan awards were made in the form of notional units and were exchanged for options to purchase shares of common stock of Shutterstock, Inc. at the time of the Reorganization. Since the Reorganization, equity grants have been in the form of options to purchase common stock of Shutterstock, Inc. The following table represents a summary of the Company's stock option activity for the six months ended June 30, 2013:

	Plan Options	Weighted Average Exercise Price
Options outstanding at December 31, 2012	1,692,282	$16.11
Options granted	293,100	42.07
Options exercised	(105,313)	15.34
Options cancelled or forfeited	(34,745)	18.93

Options outstanding at June 30, 2013	1,845,324	$20.23

Vested and exercisable at June 30, 2013	560,372	$15.43

        The intrinsic value of the total stock options outstanding at December 31, 2012 and at June 30, 2013 was approximately $16,700 and $65,600, respectively. The intrinsic value of the total stock options vested and exercisable at December 31, 2012 and at June 30, 2013 was approximately $4,300 and $22,600, respectively. No stock options expired during the year ended December 31, 2012 or the six months ended June 30, 2013.

        The following weighted average assumptions were used in the fair value calculation for the six months ended June 30, 2012 and 2013:

	Six Months Ended June 30,
	2012	2013
Expected term (in years)	5.2 - 6.3	6.3
Volatility	49%	49%
Risk-free interest rate	1.1 - 1.6%	1.0 - 1.5%
Dividend yield	0%	0%

        There was no non-cash equity-based compensation in connection with the 2012 Plan for the six months ended June 30, 2012. The Company recognized non-cash equity-based compensation expense of $1,744, net of forfeitures, in connection with the vesting of stock options during the six months ended June 30, 2013. As of June 30, 2013, the total unrecognized compensation charge related to 2012 Plan non-vested options is approximately $11,500, which is expected to be recognized through fiscal year 2017.

        On August 17, 2010, the Company entered into a Profits Interest Agreement with an executive whereby the Company issued a membership interest in the Company in consideration of future services to be rendered. The profits interest grant was to vest over a six year period. Upon consummation of the Reorganization, the vested portion of the profits interest was exchanged for shares of common stock of Shutterstock, Inc. and the liability relating to the vested portion of the profits interest, in the amount of $5,147, was re-classed to equity. The unvested portion of the profits interest was exchanged for shares of restricted stock having the same vesting terms as the profits interest.

        On June 3, 2013, the Company issued 10,000 restricted stock units pursuant to the 2012 Plan. The restricted stock units vest 25% on the first anniversary of the relevant vesting commencement date and the remaining 75% vest quarterly over three years thereafter. The restricted stock units are accounted for as equity awards and expensed based on the fair value on the date of grant over the four year vesting period.

        The Company recognized non-cash equity-based compensation expense of $2,157 during the six months ended June 30, 2012 related to the profits interest award and recognized non-cash equity-based compensation expense of $536 during the six months ended June 30, 2013 related to the vesting of restricted stock/restricted stock units.

        As of June 30, 2013, the total unrecognized compensation charge related to the restricted stock/restricted stock units is approximately $3,300, which is expected to be recognized through fiscal year 2017.

        On October 10, 2012, the Company's 2012 ESPP became effective. There was no non-cash equity-based compensation in connection with the 2012 ESPP for the six months ended June 30, 2012. The Company recognized non-cash equity-based compensation expense of $290, net of estimated forfeitures, in connection with the 2012 ESPP for the six months ended June 30, 2013. As of June 30, 2013, 73,717 shares have been issued under the 2012 ESPP.

        The following table summarizes non-cash equity-based compensation expense included in the Company's statement of operations for the six months ended June 30, 2012 and 2013:

	Six Months Ended June 30,
	2012	2013
Cost of revenue	$—	$165
Sales and marketing	—	507
Product development	—	584
General and administrative	2,157	1,314

Total	$2,157	$2,570

(9) Equity-Based Compensation

2012 Omnibus Equity Incentive Plan

        On October 10, 2012, the Company's 2012 Plan became effective. The 2012 Plan provides for the grant of incentive stock options to Company employees, and for the grant of non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units and performance shares to employees, directors and consultants. The maximum aggregate number of shares that may be issued under the 2012 Plan is 6,750,000 shares of common stock. The number of shares available for issuance under the 2012 Plan will be increased annually commencing January 1, 2013 by an amount equal to the lesser of 1,500,000 shares of common stock, 3% of the outstanding shares of common stock as of the last day immediately preceding fiscal year, or such other amount as determined by the Company's board of directors. Any awards issued under the 2012 Plan that are forfeited by the participant, will become available for future grant under the 2012 Plan. In connection with the Company's reorganization to a corporation, the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. granted pursuant to the Company's 2012 Plan.

Employee Stock Purchase Plan

        On October 10, 2012, the Company's 2012 ESPP became effective. The 2012 ESPP provides participating employees with the option to purchase common stock through payroll deductions of up to 15% of eligible compensation and a maximum purchase of 1,000 shares during each offering period. The common stock is purchased at 85% of the lower of the fair market value of common stock on (1) the first trading day of the offering period, or (2) the last day of the offering period. The offering periods generally start on the first trading day on or after June 1 and December 1 of each year; however, the first such offering period commenced on October 10, 2012, the date the Company's Registration Statement was declared effective. An employee will not be granted rights to purchase common stock if an employee immediately after the grant would own stock possessing 5% or more of the total combined voting power or value of all classes of the Company's capital stock or holds rights to purchase stock under all of the Company's employee stock purchase plans that would accrue at a rate that exceeds $25 worth of stock for each calendar year. The Company has reserved 2,000,000 shares for issuance under the 2012 ESPP. The number of shares available for issuance under the 2012 ESPP provides for an annual increase commencing January 1, 2013 by an amount equal to the lesser of 1,000,000 shares of common stock, 3% of the outstanding shares of our common stock as of the last day immediately preceding fiscal year, or such other amount as determined by the Company's board of directors. As of December 31, 2012, no shares had been issued under the 2012 ESPP.

        The Company estimates the fair value of purchase rights under the 2012 ESPP using the Black-Scholes valuation model. The fair value of each purchase right under the 2012 ESPP was estimated on the date of grant using the Black-Scholes option valuation model and the straight-line attribution approach with the following weighted-average assumptions:

Period from October 10, 2012 to December 31, 2012
Expected term (in years)	0.64
Volatility	49%
Risk-free interest rate	0.15%
Dividend yield	—

        There was no non-cash stock-based compensation in connection with the 2012 ESPP for the years ended December 31, 2010 and 2011. The Company has recognized a non-cash stock-based compensation expense of $134, net of estimated forfeitures, in connection with the 2012 ESPP for the year ended December 31, 2012.

Value Appreciation Rights Plan

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its VAR Plan in the form of value appreciation rights. Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. For the convenience of communicating the issuance of VAR Plan awards to employees, the BOM designated a total of 3,000,000 notional units for the VAR Plan to represent 10% of the Company's overall interest. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur for a payment to trigger with respect to the VAR Plan awards. Payment could occur in the form of cash, units or other securities at the discretion of the BOM and are equal to the appreciation in value over the participant's grant date price. The determination of the type of payment was subject to the discretion of the Company and not the holder. Additionally, the Company has never settled any VAR units with cash. As a result, the VAR units were accounted for as equity awards. Given the change-of-control condition, there was no equity-based compensation charge recorded for the year ended December 31, 2011. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Plan.

        The Company's VAR Plan awards were made in the form of notional units and were exchanged for options to purchase shares of common stock of Shutterstock, Inc. upon the Reorganization. The following is a summary of these awards and weighted average exercise price per option/notional unit:

	Plan Options/Units	Weighted Average Exercise Price
Units outstanding at December 31, 2010	—	$—
Units granted	1,370,500	15.08
Units exercised	—	—
Units cancelled or forfeited	(26,000)	14.21

Units outstanding at December 31, 2011	1,344,500	$15.10
Options/Units granted	418,000	19.38
Options/Units exercised	—	—
Options/Units cancelled or forfeited	(70,218)	21.15

Options outstanding at December 31, 2012	1,692,282	$16.11

        As of December 31, 2011, no VAR Plan notional units were exercised or exercisable as no qualifying event had occurred. As of December 31, 2012, no options were exercised. The intrinsic value of the VAR Plan notional units outstanding at December 31, 2011 and the total stock options at December 31, 2012 was approximately $2,100 and $16,700, respectively. No stock options or VAR Plan notional units expired during the years ended December 31, 2011 and 2012. The following is a summary of the Company's non-vested stock options/VAR Plan notional units:

	Plan Options/Units	Weighted Average Grant Date Fair Value
Unvested units at December 31, 2010	—	$—
Units granted	1,370,500	5.11
Units vested	—	—
Units cancelled or forfeited	(26,000)	4.83

Units outstanding at December 31, 2011	1,344,500	$5.48
Options/Units granted	418,000	8.73
Options/Units vested	(435,939)	5.29
Options/Units cancelled or forfeited	(70,218)	8.08

Unvested options at December 31, 2012	1,256,343	$6.58

        The following weighted average assumptions were used in the fair value calculation for the years ended December 31, 2011 and 2012:

	Year Ended December 31, 2011	Year Ended December 31, 2012
Expected term (in years)	5.5–6.6	5.2–6.3
Volatility	44%–47%	49%
Risk-free interest rate	1.4%–2.9%	1.0%–1.6%
Dividend yield	0%	0%

        Following the Reorganization, the VAR Plan awards were exchanged for options to purchase shares of the Company's common stock having the same time-based vesting schedules, which range from one to six years. The VAR Plan awards that were granted and outstanding as of the Reorganization date were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. As a result of the Reorganization, the Company recognized a non-cash stock-based compensation expense of $2,412, net of estimated forfeitures, in connection with a one-time acceleration charge as a result of the removal of the change of control condition. Since the Reorganization through December 31, 2012, the Company has also recognized a non-cash stock-based compensation expense of $618, net of estimated forfeitures, in connection with the normal service vesting of stock options.

        As of December 31, 2012, the total unrecognized compensation charge related to 2012 Plan non-vested options is approximately $7,300, which is expected to be recognized through fiscal year 2017.

Profits Interest Awards

        On June 7, 2007, the Company entered into an Employment Agreement with an executive of the Company whereby the executive received an 8.5% membership interest in the Company in consideration of future services to be rendered over a thirty-six month period starting on July 1, 2007. The Company recorded a compensation charge of $917, which is included in general and administrative, during the year ended December 31, 2010, related to this membership interest award based upon the award's fair market value on the date of grant. There was no compensation charge recorded during the years ended December 31, 2011 and 2012 as the executive was fully vested as of December 31, 2010.

        On November 1, 2007, the Company entered into a Profits Interest Grant and Repurchase Agreement (a "Profits Interest Agreement") with an employee of the Company whereby the employee received a 0.4% membership interest in the Company in consideration of future services to be rendered over a forty-eight month period starting on January 1, 2008. The Profits Interest Agreement terms stipulated that the executive would have no rights to allocations or distributions relating to the Company's operating profits. Only upon a Liquidation of the Company, as defined in the Company's operating agreement, would the executive be entitled to operating profits of the Company. In connection with the Reorganization, this membership interest in the LLC was exchanged for shares of the Company's stock, which do not contain a liquidation condition. The award was determined to meet the characteristics of an equity-based award and was measured at fair value on the grant date. Based on the evaluation of the change of control condition in effect on the grant date and through each subsequent reporting period as to the probability that the change of control condition will be achieved, the Company did not record a compensation charge for this award during the years ended December 31, 2010 and 2011. Upon consummation of the Reorganization and in connection with the removal of the change of control condition from the Profits Interest Agreement entered with the Company employee, the award was considered vested and the Company recognized a non-cash stock-based compensation expense of $509, which is included in general and administrative expense, during the year ended December 31, 2012. There is no unrecognized compensation charge at December 31, 2012 related to this award.

Restricted Stock Award

        On August 17, 2010, the Company entered into a Profits Interest Agreement with an executive whereby the Company issued a membership interest in the Company in consideration of future services to be rendered. The Profits Interest Agreement terms stipulated that the executive would have no rights to allocations or distributions relating to the Company's operating profits. Only upon a Liquidation of the Company, as defined in the Company's operating agreement, would the executive be entitled to operating profits of the Company. In connection with the Reorganization, this membership interest in the LLC was exchanged for restricted and unrestricted shares of the Company's stock, which did not contain a liquidation condition. The Profits Interest Agreement was effective as of April 5, 2010 and entitled the executive to an aggregate amount of 4% of any liquidation of the Company's in excess of $300,000. The Profits Interest Grant was to vest over a six year period. The Profits Interest Agreement also contained a put feature whereby the executive had the option to put back to the Company up to 10% annually of any vested portion of the membership interest at the fair value on the date the executive would sell the vested interest back to the Company. Since the put feature did not subject the executive to the typical risks of stock ownership, the membership interest was classified as a liability and recorded utilizing the intrinsic method. The Company's process for determining the fair value of the awards included consideration of third party valuation reports and the fair value determined served as the basis for calculating the compensation charge. The Company recorded a compensation charge of $197, $2,122, and $2,827, which is included in general and administrative expense, during the years ended December 31, 2010, 2011 and 2012, respectively. This liability was re-measured each reporting period until a Liquidation occurred. As of December 31, 2011, the liability charge was included in other non-current liabilities. Upon consummation of the Reorganization, the vested portion of the profits interest was exchanged for shares of common stock of Shutterstock, Inc. and the liability in the amount of $5,147 was re-classed to equity. The unvested portion was exchanged for shares of restricted stock having the same vesting terms as the profits interest. The Amended and Restated Restricted Stock Agreement entered into by the Company with the executive governs the terms of the restricted stock. Pursuant to the terms of the Amended and Restated Restricted Stock Agreement, 50% of the then-outstanding shares of restricted stock held by the executive vested and were released from the Company's right to acquire such shares upon the effectiveness of the Company's Registration Statement on October 10, 2012. The Company recognized a non-cash stock-based compensation expense of $3,627, which is included in general and administrative expense, in connection with a one-time acceleration charge for the vesting of 50% of the unvested portion of the restricted stock award based on the exchange date fair value. Additionally, the Company recorded a non-cash stock-based compensation expense of $258, which is included in general and administrative expense, since the Reorganization date through December 31, 2012 as a result of the restricted stock's normal service vesting.

        As of December 31, 2012, the total unrecognized compensation charge related to the restricted stock is $3,368, which is expected to be recognized through fiscal 2016.

        The following table summarizes non-cash equity-based compensation expense included in the Company's statement of operations for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$—	$—	$219
Sales and marketing	—	—	783
Product development	—	—	1,696
General and administrative	1,114	2,122	7,687

Total	$1,114	$2,122	$10,385

Members' Equity and Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Distributions to Members
Members' Equity and Stockholders' Equity

(11) Distributions to Members

        Prior to the Reorganization and in accordance with the Company's Amended and Restated Limited Liability Company Agreement, as amended, the LLC made cash distributions to the members based on their respective percentage interest to the extent cash was available as determined by the board. During the six months ended June 30, 2012, the LLC made $15,151 in cash distributions to the preferred and common members. There have been no distributions made since the Reorganization on October 5, 2012.

(10) Members' Equity and Stockholders' Equity

Common Members' Equity

        Prior to the Reorganization, common members' equity consisted of common membership interests. Only certain members had voting rights as designated in the LLC's Operating Agreement with respect to any action presented for a vote of the Company's members and only certain members were entitled to profits interest distributions from the Company's earnings. Common membership was not transferable without prior consent from the Company's BOM.

Redeemable Preferred Members' Equity

        On June 6, 2007, prior to the Reorganization, the Company's then sole stockholder sold 25% of the common members' equity to outside investors for an aggregate purchase price of $60,000. On February 28, 2008, the outside investors paid a purchase price adjustment in the amount of $1,800 to the selling member as a result of the Company achieving an EBITDA Target as defined in the purchase agreement. The outside investors had the same rights and terms as common members' equity holders except for a liquidation preference and a put preference. The put preference provided the outside investors with the option to redeem their investment for cash with proper notice to the Company on June 6, 2011 or thereafter. The Company treated this transaction as an equity modification. As a result, the Company recorded the change in the fair value of the 25% interest immediately prior to and after the modification of the equity interest as a deemed dividend and charged it against common members' deficit on the modification date. The Company accreted the difference between the carrying value of the preferred membership interest and the redemption value by applying the effective interest method. The Company concluded that the preferred interest possessed characteristics and risks more similar to equity and classified such instrument outside of common members' equity. Since the preferred members had the option to redeem their investment for cash with proper notice to the Company on June 6, 2011 or thereafter, the Company recorded the transaction outside of common members' equity. The purchase agreement also provided for the reduction of preferred interests for any distributions paid to the preferred holders. A summary of the Company's preferred members' interest account activity is as follows:

Balance
Balance as of December 31, 2009	$36,218
Preferred interest accretion	7,068
Distributions	(6,475)

Balance as of December 31, 2010	36,811
Preferred interest accretion	4,058
Distributions	(7,144)

Balance as of December 31, 2011	33,725
Distributions	(9,000)
Exchanged(1)	(24,725)

Balance as of December 31, 2012	$—

(1)
Balance exchanged from redeemable preferred members' interest to stockholders' equity upon consummation of the Reorganization

        As of the Reorganization date, the outside investors did not exercise this put preference, therefore, the entire redeemable preferred membership interests in the LLC were exchanged for shares of Shutterstock, Inc. common stock.

Common Stock

        In connection with the Reorganization, the common and redeemable preferred membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for shares of Shutterstock, Inc. common stock. The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. Subject to preferences that may be applicable to any outstanding preferred stock, holders of common stock are entitled to receive ratably such dividends as may be declared by the board of directors out of funds legally available for that purpose. In the event of liquidation, dissolution or winding up of the Company, the holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to the prior distribution rights of any outstanding preferred stock. The common stock has no preemptive or conversion rights or other subscription rights. The outstanding shares of common stock are fully paid and non-assessable. Under the amended and restated certificate of incorporation, which became effective upon completion of the IPO, the Company's certificate of incorporation authorized 200,000,000 shares of $0.01 par value common stock.

Preferred Stock

        Under the amended and restated certificate of incorporation, which became effective upon completion of the IPO, the Company's board of directors has the authority, without further action by the stockholders, to issue up to 5,000,000 shares of preferred stock, $0.01 par value, in one or more series. The board of directors also has the authority to designate the rights, preferences, privileges and restrictions of each such series, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any series.

        The issuance of preferred stock may have the effect of delaying, deferring or preventing a change in control of Shutterstock without further action by the stockholders. The issuance of preferred stock with voting and conversion rights may also adversely affect the voting power of the holders of common stock. In certain circumstances, an issuance of preferred stock could have the effect of decreasing the market price of the common stock. As of December 31, 2012, the Company has not issued and has no plans to issue any shares of preferred stock.

Distributions to Members

        In accordance with the LLC's Amended and Restated Limited Liability Company Agreement, prior to the Reorganization, cash distributions to the members were based on their respective percentage interests to the extent cash was available as determined by the board. Distributions were also limited to the extent that liabilities, excluding any owed to the members, exceeded fair market value of the LLC 's assets. Upon a dissolution event of the LLC, any assets were to be distributed 1) to creditors, including members who are creditors, by payment or provision for payment of the debt and liabilities of the LLC and the expenses of the liquidation; 2) to the setup of any reserves that are reasonably necessary for any contingent or unforeseen liabilities or obligations of the LLC; 3) to the preferred members until they have received distributions which, when aggregated with all prior distributions made to them equal their liquidation preference; 4) to Pixel Holdings Inc., which was the LLC's majority member, until such time that it has received distributions equal to the liquidation preference paid to the preferred members; 5) 75% to the common member with 8.5% membership interest, and 25% to the preferred members, until the aggregate amount of the distributions made to the 8.5% membership interest holder equals the product of $120,000 multiplied by their vested percentage; and 6) to the members in proportion to their percentage interests. For the years ended December 31, 2010, 2011 and 2012, the LLC distributed $25,900, $28,575, and $36,000, respectively, to its common and preferred members. Upon consummation of the Reorganization, the LLC's Amended and Restated Limited Liability Company Agreement terminated.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties
Related Parties

(11) Related Parties

        Historically, customers have inadvertently sent payment for purchased subscriptions to Pixel Holdings Inc., which is wholly owned by the Company's majority stockholder. The Company recognizes revenue in accordance with its revenue recognition policy and collects the receivable from Pixel Holdings Inc. As of December 31, 2011 and 2012, uncollected payments were $168 and $0, respectively, and are included in due from related party.

Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Financial Data
Unaudited Quarterly Financial Data

(12) Unaudited Quarterly Financial Data

        The following table sets forth, for the periods indicated, the Company's financial information for the eight most recent quarters ended December 31, 2012. In the Company's opinion, this unaudited information has been prepared on a basis consistent with the annual consolidated financial statements and includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the unaudited information for the periods presented.

	Three Months Ended
	Mar. 31, 2011	June. 31, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012(1)	June 30, 2012(1)	Sept. 30, 2012(1)	Dec. 31, 2012(2)
	(unaudited)
Revenue	$25,475	$28,912	$31,156	$34,728	$37,574	$40,625	$42,260	$49,157
Operating expenses:
Cost of revenue	10,179	10,977	11,373	12,975	14,389	15,436	16,057	18,794
Sales & marketing	6,961	6,875	8,493	9,600	12,240	11,093	9,752	12,022
Product development	1,887	2,368	2,811	2,711	3,419	3,441	3,795	5,675
General and administrative	2,012	2,285	2,539	3,335	3,732	4,445	3,765	9,709

Total operating expenses	21,039	22,505	25,216	28,621	33,780	34,415	33,369	46,200

Income from operations	4,436	6,407	5,940	6,107	3,794	6,210	8,891	2,957
Other income (expense), net	6	1	1	2	3	2	(3)	(49)

Income before income taxes	4,442	6,408	5,941	6,109	3,797	6,212	8,888	2,908
Provision (benefit) for income tax	189	273	253	321	86	141	146	(26,111)

Net income	4,253	6,135	5,688	5,788	3,711	6,071	8,742	29,019
Less:
Preferred interest distributed	1,875	3,000	1,312	956	2,100	1,688	2,263	2,950
Preferred interest accretion	1,763	1,730	565	—	—	—	—	—
Undistributed (loss) earnings to participating stockholders/members	(1,253)	(1,899)	(31)	491	(1,172)	(170)	(77)	(2,668)

Net income available to common stockholders/members	$1,868	$3,304	$3,842	$4,341	$2,783	$4,553	$6,556	$28,737

Net income (loss) per basic share available to common stockholders/members:
Distributed	$0.27	$0.43	$0.19	$0.14	$0.30	$0.24	$0.33	$0.27
Undistributed	(0.18)	(0.27)	(0.01)	0.07	(0.17)	(0.02)	(0.02)	0.61

Basic	$0.09	$0.16	$0.18	$0.21	$0.13	$0.22	$0.31	$0.88

Net income (loss) per diluted share available to common stockholders/members:
Distributed	$0.27	$0.43	$0.19	$0.14	$0.30	$0.24	$0.33	$0.27
Undistributed	(0.18)	(0.27)	(0.01)	0.07	(0.17)	(0.02)	(0.02)	0.61

Diluted	$0.09	$0.16	$0.18	$0.21	$0.13	$0.22	$0.31	$0.88

Weighted average shares outstanding:
Basic	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	32,497,727
Diluted	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	32,681,570
(1)
Certain interim period balances have been reclassified within total operating expenses to conform to current period presentation.

(2)
During the fourth quarter of fiscal year 2012, the Company identified an under-accrual in each of the prior quarters of 2012 related to non-income tax expense. As a result, the Company recorded an incremental charge of approximately $900 to general and administrative expense during the fourth quarter of 2012. The Company does not believe the adjustment is material to the fourth quarter or any previously reported periods.

Summary of Operations and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Operations and Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

        The consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Reorganization

Reorganization

        In May 2012, in connection with the filing of a registration statement for the Company's initial public offering (the "IPO"), Shutterstock Images LLC, a New York limited liability company (the "LLC") formed Shutterstock, Inc., a Delaware corporation, as a wholly-owned subsidiary of the LLC. On October 5, 2012, the LLC reorganized, by way of a merger of the LLC with and into Shutterstock, Inc. with Shutterstock, Inc. surviving in the merger (the "Reorganization"). In connection with this Reorganization, the preferred and common membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for shares of Shutterstock, Inc. common stock and the outstanding value appreciation rights of the LLC were exchanged for options to purchase shares of common stock of Shutterstock, Inc.

Reorganization

        In May 2012, in connection with the filing of a registration statement for the Company's initial public offering (the "IPO"), Shutterstock Images LLC, a New York limited liability company (the "LLC") formed Shutterstock, Inc., a Delaware corporation, as a wholly-owned subsidiary of the LLC. On October 5, 2012, the LLC reorganized, by way of a merger of the LLC with and into Shutterstock. Inc. with Shutterstock, Inc. surviving in the merger (the "Reorganization"). In connection with this Reorganization, the preferred and common membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for an aggregate of 28,338,281 shares of Shutterstock, Inc. common stock.

Initial Public Offering

Initial Public Offering

        On October 16, 2012, the Company completed its IPO of 5,175,000 shares of common stock, including 675,000 shares sold as a result of the underwriters' exercise of their overallotment option, at a price of $17.00 per share. The IPO resulted in net proceeds to the Company of approximately $81,811 after deducting underwriting discounts and commissions, and before deducting total expenses incurred in connection with the offering of $4,927.

Use of Estimates

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company's management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. The Company evaluates its significant estimates on an ongoing basis, including, but not limited to allowance for doubtful accounts, goodwill, intangibles, non-cash equity-based compensation, income tax provision and for certain non-income tax accruals. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company's management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. The Company evaluates its significant estimates on an ongoing basis, including, but not limited to allowance for doubtful accounts, goodwill, intangibles, non-cash equity based compensation, income tax provisions and for certain non-income tax accruals. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Sales and Use Taxes		Sales and Use Taxes Amounts charged to customers or paid on behalf of customers related to sales taxes, value-added taxes and other usage taxes are classified net of revenue.
Concentration of Credit and Contributor Risk

Concentration of Credit and Contributor Risk

        At certain times, the Company's cash balances with any one financial institution may exceed Federal Deposit Insurance Corporation insurance limits. The Company believes it mitigates its risk by depositing its cash balances with financial institutions of high quality.

        The Company's customers and contributors are located worldwide. The majority of the Company's customers purchase products by making electronic payments at the time of a transaction. The Company performs ongoing financial condition evaluations for its existing customers and performs credit evaluations for its new customers. Concentration of credit risk is limited due to the Company's large number of diversified customers. No single customer accounted for or exceeded 10% of revenue for the years ended December 31, 2010, 2011 or 2012, respectively. As of December 31, 2011 and 2012, no single customer accounted for or exceeded 10% of credit card receivables. As of December 31, 2011, four customers accounted for 56% of accounts receivable, and as of December 31, 2012, two customers accounted for 33% of accounts receivable. The customers that accounted for more than 10% of the Company's accounts receivable balance as of December 31, 2011 and 2012 accounted for less than 2% of total revenue for the years ended December 31, 2011 and 2012, respectively.

        No single contributor accounted for or exceeded 10% of contributor royalties for the years ended December 31, 2010, 2011 and 2012, respectively.

Fair Value Measurements

Fair Value Measurements

        The fair value framework under the Financial Accounting Standards Board ("FASB") guidance requires the categorization of assets and liabilities into three levels: Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2—inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and Level 3—unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

        The fair value of a financial instrument is the amount for which the instrument could be exchanged in a current transaction between willing parties. Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, deferred revenue, and term loan facility carrying amounts approximate fair value because of the short maturity of these instruments. The Company currently has no other financial assets or liabilities that are measured at fair value.

        The Company's non-financial assets, which include property and equipment, intangibles and goodwill, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur, or if an annual impairment test is required and the Company is required to evaluate the non-financial asset for impairment, a resulting asset impairment would require that the non-financial asset be recorded at the fair value.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash primarily consists of balances in checking, savings and money market accounts. The account balances are recorded at cost, which approximates fair value because of the short-term nature of the accounts, and are considered a Level 1 measurement based on bank reporting.

Cash and Cash Equivalents

        The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash primarily consists of balances in checking, savings and money market accounts, which are recorded at cost and approximate fair value and are considered a Level 1 measurement based on bank reporting.

Restricted Cash

Restricted Cash

        The Company's restricted cash relates to security deposits for leased office locations. As of December 31, 2012, the Company had $243 of restricted cash recorded in prepaid expenses and other current other assets that related to a leased office location that expires in 2013 and had $182 of restricted cash recorded in restricted cash that related to a leased office location that expires in 2015, respectively. The carrying value of restricted cash approximates fair value.

Credit Card Receivables

Credit Card Receivables

        The Company's credit card receivables represent amounts due from third party credit card processors. Such amounts generally convert to cash within three to five days with little or no default risk.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

        The Company's accounts receivable are customer obligations due under normal trade terms, carried at their face value less an allowance for doubtful accounts if required. The Company determines its allowance for doubtful accounts based on the evaluation of the aging of its accounts receivable and on a customer-by-customer analysis of its high-risk customers. The Company's reserve contemplates its historical loss rate on receivables, specific customer situations and the economic environments in which the Company operates. As of December 31, 2011 and December 31, 2012, the Company recorded an allowance for doubtful accounts of $256 and $249, respectively.

Offering Costs

Offering Costs

        Offering costs consist of legal, accounting, consulting and filing fees related to the IPO. The deferred offering costs were offset against proceeds from the IPO upon the effectiveness of the IPO. As of December 31, 2011 and December 31, 2012, the Company deferred $511 and $0, respectively, of offering costs which are included in prepaid expenses and other current assets.

Deferred Financing Fees

Deferred Financing Fees

        The Company defers and amortizes certain financing costs related to its term loan facility. These costs are deferred and amortized over the term of the debt period. As of December 31, 2011 and December 31, 2012, the deferred financing fees balance was $0 and $125, respectively, which is included in prepaid and other current assets. There was no amortization expense of deferred financing costs for the years ended December 31, 2010 and 2011. Amortization of deferred financing costs amounted to $41 for the year ended December 31, 2012.

Property and Equipment

Property and Equipment

        Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The useful lives are as follows:

Equipment	3 years
Furniture and fixtures	7 years
Purchased software	3 years
Leasehold improvements	Shorter of expected useful life or lease term

Capitalized Internal Use Software

Capitalized Internal Use Software

        The Company accounts for the cost of computer software developed or obtained for internal use of its application service by capitalizing qualifying costs, which are incurred during the application development stage, and amortizing them over the software's estimated useful life. Costs incurred in the preliminary and post-implementation stages of the Company's products are expensed as incurred. The amounts capitalized include external direct costs of services used in developing internal-use software and payroll and payroll-related costs of employees directly associated with the development activities. The Company amortizes capitalized software over the expected period of benefit, which is three years, beginning when the software is ready for its intended use. The Company had no amortized capital software expense for the year ended December 31, 2010. For the years ended December 31, 2011 and 2012, the Company had gross capitalized costs of $459 and $605, respectively, which is included in property and equipment and amortization expense of $41 and $154, respectively, which is included in general and administrative expense. The Company's policy is to amortize such capitalized costs using the straight-line method over the estimated useful life.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying value or the fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. There were no impairment charges in 2010, 2011 or 2012.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

        Goodwill and intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually on October 1 of each fiscal year or more frequently if events occur or circumstances exist that indicate that the fair value of a reporting unit may be below its carrying value. Goodwill has been allocated to the Company's reporting units, for the purposes of preparing our impairment analyses, based on a specific identification basis. Based on the results of the goodwill impairment assessment as of October 1, 2012, the Company concluded that the fair value of its reporting unit is more than its carrying amount, and therefore no adjustment to the carrying value of goodwill was necessary. As a result of a combination of factors in the second quarter of 2012, the Company concluded that a triggering event had occurred in the Bigstockphoto, Inc. ("Bigstock") reporting unit indicating a potential impairment and a step 1 impairment test was performed as of June 30, 2012. As a result of performing the step 1 test for goodwill impairment in the second quarter of 2012, management concluded that the fair value of the Bigstock reporting unit exceeded the carrying value. Therefore, there was no requirement to perform step 2 of the analysis and it was concluded that there is no impairment of goodwill for the Bigstock reporting unit. There were no impairments of goodwill in any of the periods presented in the consolidated financial statements. See Note 2, Goodwill and Intangible Assets, for further discussion.

Revenue Recognition

Revenue Recognition

        All revenue, net of refunds, is generated from the license of digital content through subscription or usage based plans. The Company's four plans are: subscription plans, On Demand plans, Pay As You Go, and credit pack plans. The Company recognizes revenue when the following basic criteria are met: there is persuasive evidence of an arrangement, performance or delivery of services has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company considers persuasive evidence of an arrangement to be an electronic order form, or a signed contract, which contains the fixed pricing terms. Performance or delivery is considered to have occurred upon the ratable passage of time for subscription plans, the download of digital content or the expiration of a contract period for which there are unused downloads or credits. Collectability is reasonably assured since most of the Company's customers purchase products by making electronic payments at the time of a transaction with a credit card. The Company establishes a chargeback allowance based on factors surrounding historical credit card chargeback trends and other information. As of December 31, 2012 and June 30, 2013, the Company has recorded a chargeback allowance of $70 and $90, respectively, which is included in other liabilities. Collectability is assessed for customers who pay on credit based on a credit evaluation for new customers and transaction history with existing customers. Any cash received in advance of revenue recognition is recorded as deferred revenue.

        Subscription plans range in length from thirty days to one year. Subscription plan revenues are recognized on a straight-line basis using a daily convention method over the plan term. On Demand plans are typically for a one-year term and permit the customer to download up to a fixed amount of digital content. On Demand revenues are recognized at the time the customer downloads the digital content on a per unit basis. Revenue related to unused digital content, if any, is recognized in full at the end of the plan term. Pay As You Go plans provide for individual image download. The Company recognizes Pay As You Go revenue as the customer downloads images. Credit pack plans are generally for a one-year term and enable the customer to purchase a fixed number of credits which can then be utilized to pay for downloaded digital content. The number of credits utilized for each download depends on the digital content size and format. Credit pack revenues are recognized based on customer usage on a per credit basis as digital content is downloaded. Revenue related to unused credits, if any, is recognized in full at the end of the plan term. Most plans automatically renew at the end of the plan term unless the customer elects not to renew. The Company recognizes revenue from its four types of plans on a gross basis in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 605-45, "Principal Agent Considerations," as the Company is the primary obligor in the arrangement, has latitude in establishing the product's price, performs a detailed review of the digital content before accepting it to its collection to ensure it is of high quality before it may be purchased by its customers, can reject contributor's images in its sole discretion, and has credit risk.

        Customers typically pay in advance (or upon commencement of the term) via credit card, wire or check. Fees paid or invoiced in advance are deferred and recognized as described above. Customers that do not pay in advance are invoiced and are required to make payment under standard credit terms. The Company does not generally offer refunds or the right of return to customers. There are situations in which a customer may receive a refund but the determination is made on a case-by-case basis.

        The Company also licenses digital content to customers through third party resellers. The Company contracts with third party resellers around the world to access markets where the Company does not have a significant presence. Third party resellers sell the Company's products directly to end-user customers and remit a fixed amount to the Company based on the type of plan sold. The terms of the reseller program indicate that the third party reseller is the primary obligor to the end-user customer and bears the risks and rewards as principal in the transaction. In assessing whether the Company's revenue should be reported on a gross or net basis with respect to our reseller program, the Company follows the authoritative guidance in ASC 605-45, "Principle Agent Considerations." The Company recognizes revenue net of reseller commission in accordance with the type of plan sold, consistent with the plan descriptions above. The Company generally does not offer refunds or the right of return to resellers.

Revenue Recognition

        All revenue, net of refunds, is generated from the license of digital content through subscription or usage based plans. The Company's four plans are: subscription plans, On Demand plans, Pay As You Go, which was introduced in July 2011, and credit pack plans. The Company recognizes revenue when the following basic criteria are met: there is persuasive evidence of an arrangement, performance or delivery of services has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company considers persuasive evidence of an arrangement to be an electronic order form, or a signed contract, which contains the fixed pricing terms. Performance or delivery is considered to have occurred upon either the ratable passage of time over the contract period, a usage basis or upon the expiration of a contract period for which there are unused downloads or credits. Collectability is reasonably assured since most of the Company's customers purchase products by making electronic payments at the time of a transaction with a credit card. The Company establishes a chargeback allowance based on factors surrounding historical credit card chargeback trends and other information. As of December 31, 2011 and 2012, the Company has recorded a chargeback allowance of $70 and $70, respectively, which is included in other liabilities. Collectability is assessed for customers who pay on credit based on a credit evaluation for new customers and transaction history with existing customers. Any cash received in advance of revenue recognition is recorded as deferred revenue.

        Subscription plans range in length from thirty days to one year. Subscription plan revenues are recognized on a straight-line basis using a daily convention method over the plan term. On Demand plans are for a one-year term and permit the customer to download up to a fixed number of digital content. On-demand revenues are recognized at the time the customer downloads the digital content on a per unit basis. Revenue related to unused digital content, if any, is recognized in full at the end of the plan term. Pay As You Go plans provide for individual image download. The Company recognizes revenue as the customer downloads images. Credit-pack plans are generally for a one-year term and enable the customer to purchase a fixed number of credits which can then be utilized to pay for downloaded digital content. The number of credits utilized for each download depends on the digital content size and format. Credit-pack revenues are recognized based on customer usage on a per credit basis as digital content is downloaded. Revenue related to unused credits, if any, is recognized in full at the end of the plan term. Most plans automatically renew at the end of the plan term unless the customer elects not to renew. The Company recognizes revenue from its four types of plans on a gross basis in accordance with the authoritative guidance on principal-agent considerations as the Company is the primary obligor in the arrangement, has latitude in establishing the product's price, performs a detailed review of the digital content before accepting it to its collection to ensure it is of high quality before it may be purchased by our customers, can reject contributor's images in its sole discretion, and has credit risk.

        Customers typically pay in advance (or upon commencement of the term) via credit card, wire or check. Fees paid or invoiced in advance are deferred and recognized as described above. Customers that do not pay in advance are invoiced and are required to make payment under standard credit terms. The Company does not generally offer refunds or the right of return to customers. There are situations in which a customer may receive a refund which is determined on a case-by-case basis.

        The Company also licenses digital content to customers through third party resellers. The Company contracts with third party resellers around the world to access markets where the Company does not have a significant presence. Third party resellers sell the Company's products directly to end-user customers and remit a fixed amount to the Company based on the type of plan sold. The terms of the reseller program indicate that the third party reseller is the primary obligor to the end-user customer and bears the risks and rewards as principal in the transaction. In assessing whether the Company's revenue should be reported on a gross or net basis with respect to our reseller program, the Company followed the authoritative guidance in ASC 605-45 Principal Agent Considerations. The Company recognizes revenue on a net basis in accordance with the type of plan sold, consistent with the plan descriptions above. The Company generally does not offer refunds or the right of return to resellers.

Cost of Revenue

Cost of Revenue

        The Company's cost of revenue includes contributor royalties, credit card processing fees, image and video clip reviewer expenses, hosting and bandwidth expenses, amortization of content intangible assets, and depreciation of network equipment, which are the direct costs related to providing content to customers. Additionally, the Company includes an allocation of overhead costs primarily related to payroll, non-cash equity-based compensation, insurance, and facilities expenses based on headcount.

Contributor Royalties and Internal Sales Commissions

Contributor Royalties and Internal Sales Commissions

        Contributor royalties earned by a contributor are generally paid weekly or monthly once a customer has downloaded the contributor's digital content and the contributor's royalty account has reached a minimum dollar level. The Company expenses contributor royalties in the period during which a customer download occurs and includes the contributor royalties in cost of revenue.

        Internal sales commissions are generally paid in the month following collection or invoicing of the commissioned receivable. Internal sales commission expense is included in sales and marketing expense. Internal sales commissions are deferred and recognized over the expected future revenue stream which is generally up to twelve months. For the years ended December 31, 2010, 2011 and 2012, the Company deferred $352, $651, and $2,023, respectively, in internal sales commissions which is included in prepaid expenses and other current assets and amortized $256, $597 and $1,649, respectively, in internal sales commission expense which is included in sales and marketing expense.

Research and Development

Research and Development

        The Company expenses research and development costs as incurred, except for costs that are capitalized for certain software development projects that have demonstrated technological feasibility. Research and development costs are primarily comprised of development personnel salaries, equipment costs as well as allocated occupancy costs and related overhead. For the year ended December 31, 2010, the Company did not capitalize any software costs and all research and development costs were expensed as incurred. For the years ended December 31, 2011 and 2012, the Company capitalized $25 and $146, respectively, which is included in total capitalized software costs included in property and equipment.

Advertising Costs

Advertising Costs

        The Company expenses the cost of advertising and promoting its products as incurred. Such costs totaled $13,547, $25,176, and $32,648 for the years ended December 31, 2010, 2011 and 2012, respectively, which are included in sales and marketing expense.

Deferred Rent

Deferred Rent

        The Company records rent expense on a straight-line basis over the term of the related lease. The difference between the rent expense recognized and the actual payments made in accordance with the lease agreement is recognized as a deferred rent liability on the Company's balance sheet. As of December 31, 2011, the Company has recorded a deferred rent balance of $198 which is included in other non-current liabilities. As of December 31, 2012, the Company has recorded a deferred rent balance of $122, of which $68 is included in other liabilities as it relates to a 2013 office lease expiration and $54 is included in other non-current liabilities.

Equity-Based Compensation

Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its Value Appreciation Rights Plan ("VAR Plan") in the form of value appreciation rights (the "VAR Plan awards"). Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur in order to trigger a payment with respect to the VAR Plan awards. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Omnibus Equity Incentive Plan (the "2012 Plan").

        The Company measures and recognizes non-cash equity-based compensation expense for all equity-based payment awards based on estimated fair values at the date awards are granted. The value portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with a change of control condition, an evaluation is made at the grant date and future periods as to the likelihood of the condition being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the change of control conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options and other equity-based awards granted pursuant to the 2012 Plan, stock purchased pursuant to the Employee Stock Purchase Plan ("2012 ESPP") and the VAR Plan awards, which are discussed further in Note 10, Equity-Based Compensation.

        The determination of the grant date fair value using an option-pricing model requires judgment as well as assumptions regarding a number of complex and subjective variables. These variables include the Company's fair value of the common ownership interest pre-IPO, the Company's closing market price at the grant date post-IPO, the expected unit price volatility over the expected term of the awards, awards' exercise and cancellation behaviors, risk-free interest rates, and expected dividends, which are estimated as follows:

  •
  Fair Value of Common Membership Unit.  Prior to completion of the IPO, the Company's fair value of common ownership interest was estimated internally and approved by the Board of Managers ("BOM") because the Company was not publicly traded. The Company's intention upon granting VAR Plan awards was for the granted award to have an exercisable price per unit that was not less than the per unit fair value of the Company's common equity on the date of grant. The valuations of the Company's common equity unit were prepared in accordance with the American Institute of Certified Public Accountants Statement on Standards for Valuation Services 1: Valuation of a Business, Business Ownership Interest, Security, or Intangible Asset. The assumptions used in the valuation model were based on future expectations combined with the Company's judgment. In the absence of a public trading market, the Company exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common equity unit as of the date of each VAR Plan award grant. Some, but not all of these factors included operating and financial performance, current business conditions and projections, the hiring of key personnel, the Company's history and introduction of new functionality and services, the Company's stage of development, the likelihood of achieving a liquidity event for the common ownership interests, any adjustment necessary to recognize a lack of marketability for our common ownership interests, the market performance of comparable publicly traded companies, and U.S. and global capital market conditions. The Company also obtained independent third party valuations on a periodic basis. After October 11, 2012, the date the Company's common stock began trading on the NYSE, the grant date fair value for equity-based awards is based on the closing price of the Company's common stock on the NYSE on the date of grant and fair value for all other purposes related to equity-based awards shall be the closing price of the Company's common stock on the NYSE on the relevant date.

  •
  Expected Term.  The expected term was estimated using the simplified method allowed under SEC guidance.

  •
  Volatility.  As the Company did not have a trading history for its common ownership interest pre-IPO and does not have a significant trading history for its common stock post-IPO, the expected price volatility for the common ownership interests and common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the VAR Plan awards and stock options granted post-IPO. Industry peers consist of several public companies similar in size, stage of life cycle and financial leverage. The Company did not rely on implied volatilities of traded options in the industry peers' common stock because the volume of activity was relatively low. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own common stock becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

  •
  Risk-free Interest Rate.  The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of each award group.

  •
  Dividend Yield.  The Company has historically paid cash dividends or distributions to its members. Post-IPO, the Company does not intend to pay cash dividends or distributions in the foreseeable future. As a result, the Company uses an expected dividend yield of zero.

        If any of the assumptions used in the Black-Scholes model changes significantly, the fair value for future awards may differ materially compared with the awards granted previously. The awards granted pursuant to the 2012 Plan, the 2012 ESPP and VAR Plan are subject to a time-based vesting requirement. The majority of stock option awards granted under the 2012 Plan vest over four years. The 2012 ESPP provides for purchase periods approximately every six months and a participant must be employed on the purchase date to participate in the 2012 ESPP. The VAR Plan awards had a condition that a change of control (as defined in the VAR Plan) must occur for a payment to trigger with respect to the VAR Plan awards. In connection with the Company's Reorganization, all of the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. which do not include a change of control condition. As of June 30, 2012, no equity-based compensation expense related to the VAR Plan awards had been recognized because the qualifying event had not occurred. As a result of the completion of the IPO, the Company began recording share-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant date fair value of the VAR Plan awards that were exchanged for options to purchase shares of common stock of Shutterstock, Inc. as part of the Company's Reorganization.

        For any equity-based awards that qualified for liability classification pre-IPO, the Company elected to use the intrinsic value method to value the common membership interest in accordance with authoritative guidance on stock compensation. See Note 10, Equity-Based Compensation, for further information.

Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under our Value Appreciation Rights Plan ("VAR Plan") in the form of value appreciation rights (the "VAR Plan awards"). Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur in order to trigger a payment with respect to the VAR Plan awards. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Omnibus Equity Incentive Plan (the "2012 Plan").

        The Company measures and recognizes non-cash equity-based compensation expense for all equity-based payment awards made to employees based on estimated fair values. The value portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with a change of control condition, an evaluation is made at the grant date and future periods as to the likelihood of the condition being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the change of control conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options and other equity-based awards granted pursuant to the 2012 Plan, stock purchased pursuant to the Employee Stock Purchase Plan ("2012 ESPP") and the VAR Plan awards, which are discussed further in Note 9, Equity-Based Compensation.

        The determination of the grant date fair value using an option-pricing model requires judgment and as well as assumptions regarding a number of other complex and subjective variables. These variables include the Company's fair value of the common ownership interest pre-IPO, the Company's closing market price at the grant date post-IPO, the expected unit price volatility over the expected term of the awards, awards' exercise and cancellation behaviors, risk-free interest rates, and expected dividends, which are estimated as follows:

  •
  Fair Value of Common Stock/Membership Unit.  Prior to completion of the IPO, the Company's fair value of common ownership interest was estimated internally and approved by the Board of Managers ("BOM") because the Company was not publicly traded. The Company's intention upon granting VAR Plan awards was for the granted award to have exercisable price per unit that was not less than the per unit fair value of the Company's common equity on the date of grant. The valuations of the Company's common equity unit were prepared in accordance with the American Institute of Certified Public Accountants Statement on Standards for Valuation Services 1: Valuation of a Business, Business Ownership Interest, Security, or Intangible Asset. The assumptions used in the valuation model were based on future expectations combined with the Company's judgment. In the absence of a public trading market, the Company exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common equity unit as of the date of each VAR Plan award grant. Some but not all of these factors included operating and financial performance, current business conditions and projections, the hiring of key personnel, the Company's history and introduction of new functionality and services, the Company's stage of development, the likelihood of achieving a liquidity event for the common ownership interests, any adjustment necessary to recognize a lack of marketability for our common ownership interests, the market performance of comparable publicly traded companies, and U.S. and global capital market conditions. The Company also obtained independent third party valuations on a periodic basis. After October 11, 2012, the date the Company's common stock began trading on the New York Stock Exchange ("NYSE"), the grant date fair value for stock-based awards is based on the closing price of the Company's common stock on the NYSE on the date of grant and fair value for all other purposes related to stock-based awards shall be the closing price of the Company's common stock on the NYSE on the relevant date.

  •
  Expected Term.  The expected term is estimated using the simplified method allowed under Securities and Exchange Commission ("SEC") guidance.

  •
  Volatility.  As the Company does not have a trading history for its common ownership interest pre-IPO or a significant range of its common stock post-IPO, the expected price volatility for the common ownership interest and common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the VAR Plan awards and stock options granted post-IPO. Industry peers consist of several public companies similar in size, stage of life cycle and financial leverage. The Company did not rely on implied volatilities of traded options in the industry peers' common stock because the volume of activity was relatively low. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own common stock becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

  •
  Risk-free Interest Rate.  The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of for each award group.

  •
  Dividend Yield.  The Company has historically paid cash dividends or distributions to its members. Post-IPO, the Company does not intend to pay cash dividends or distributions in the foreseeable future. As a result, the Company used an expected dividend yield of zero.

        If any of the assumptions used in the Black-Scholes model changes significantly, the fair value for future awards may differ materially compared with the awards granted previously. The awards granted pursuant to the 2012 Plan, the 2012 ESPP and VAR Plan are subject to a time-based vesting requirement. The majority of stock option awards granted under the 2012 Plan vest over four years. The 2012 ESPP provides for purchase periods approximately every six months and a participant must be employed on the purchase date to participate in the 2012 ESPP. The VAR Plan awards had a condition that a change of control (as defined in the VAR Plan) must occur for a payment to trigger with respect to the VAR Plan awards. In connection with the Company's Reorganization, all of the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. As of December 31, 2011, no equity-based compensation expense had been recognized with respect to the VAR Plan awards because the qualifying event had not occurred. As of December 31, 2010, there were no VAR Plan awards outstanding. As a result of the completion of the IPO, the Company began recording share-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant date fair value of the VAR Plan awards that were exchanged for options to purchase shares of common stock of Shutterstock, Inc. as part of the Company's Reorganization.

        For any equity-based awards that qualified for liability classification pre-IPO, the Company has elected to use the intrinsic value method to value the common membership interest in accordance with authoritative guidance on stock compensation. See Note 9, Equity-Based Compensation, for further information.

Income Taxes

Income Taxes

        The Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes for all periods prior to its Reorganization on October 5, 2012. For all periods prior to the Reorganization, the Company recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. However, the Company was subject to taxation on allocable portions of its net income or other taxes based on various methodologies employed by taxing authorities in certain localities. The Company generally made monthly dividend distributions to its members under the terms of the LLC's operating agreement, subject to the Company's operating cash needs.

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense after October 5, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811 in the fourth quarter of the fiscal year ended December 31, 2012.

        The Company filed tax returns as a partnership for the period from January 1, 2012 through October 5, 2012 and will file tax returns as a corporation for the period from October 6, 2012 through December 31, 2012 and all periods thereafter. Significant management judgment is required in projecting ordinary income in order to determine the Company's estimated effective tax rate.

        The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions, taken or expected to be taken, in a tax return. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes may be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company's tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The reserves, if any, are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit or lapses in statutes of limitations. Any reserve for uncertain tax positions is included in the income tax provision. Penalties and interest, if any, on uncertain tax positions are included in income tax expense.

        The Company assessed the realizability of deferred tax assets and determined that based on the available evidence, including a history of taxable income and estimates of future taxable income, it is more likely than not that the deferred tax assets will be realized. The Company will continue to evaluate its ability to realize deferred tax assets on a quarterly basis. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. In the event that actual results differ from these estimates, the Company will adjust these estimates in future periods which may result in a change in the effective tax rate in a future period.

        The Company is subject to certain compliance requirements for non-income taxes, including but not limited to payroll, value-added and sales-based taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's consolidated financial statements.

Income Taxes

        The Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes for all periods prior to its Reorganization on October 5, 2012. For all periods prior to the Reorganization, the Company recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. However, the Company was subject to taxation on allocable portions of its net income or other taxes based on various methodologies employed by taxing authorities in certain localities. The Company generally made monthly dividend distributions to its members under the terms of the LLC's operating agreement, subject to the Company's operating cash needs.

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense beginning October 6, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811.

        The Company will file tax returns as a partnership for the period from January 1, 2012 through October 5, 2012 and will file tax returns as a corporation for the period from October 6, 2012 through December 31, 2012. Significant management judgment is required in projecting ordinary income/(loss) in order to determine the Company's estimated effective tax rate.

        The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company's tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The reserves are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit or lapses in statutes of limitations. Any reserve for uncertain tax provisions is included in the income tax provision. Penalties and interest, if any, on uncertain tax positions are included in income tax expense. During the year ended December 31, 2010, the Company did not record any unrecognized tax benefits. During the years ended December 31, 2011 and 2012, the Company recorded an unrecognized tax benefit in the amount of $60 and $745, respectively, for uncertain tax positions related to tax positions taken in prior years, a portion of which relates to tax refund claims. To the extent these unrecognized tax benefits are ultimately recognized, the Company's effective tax rate may be impacted in future periods.

        The Company recognizes interest expense and tax penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of operations. The Company did not accrue or pay any interest or penalties related to unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012.

        The Company assessed the realizability of deferred tax assets and determined that based on the available evidence, including a history of taxable income and estimates of future taxable income, it is more likely than not that the deferred tax assets will be realized. The Company will continue to evaluate its ability to realize deferred tax assets on a quarterly basis. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. In the event that actual results differ from these estimates, the Company will adjust these estimates in future periods which may result in a change in the effective tax rate in a future year.

        The Company is subject to certain compliance requirements for non-income taxes, including payroll, value-added and sales-based taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's consolidated financial statements.

Net Income Per Share

Net Income Per Share

        Basic net income per share is computed by dividing the net income attributable to common stockholders/members by the weighted average number of common shares outstanding during the period. The Company applies the two-class method for calculating and presenting income per share. Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their contractual participating rights to share in the earnings as if all of the earnings for the period have been distributed. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Any potential issuance of common shares, including those that are contingent and do not participate in dividends, are excluded from weighted average number of common shares outstanding. Undistributed net income (loss) for a given period is apportioned to participating members based on the weighted average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted average number of these securities outstanding during the period. Income available to common stockholders/members is computed by deducting dividends paid to preferred members, accretion to redemption value on preferred members shares, less income allocated to participating securities including unvested shares for the restricted award holder since these unvested shares have participating rights. See Note 10, Equity-Based Compensation, for further discussion.

        Diluted net income per share is computed by dividing the net income available to common stockholders/members adjusted for any changes in income that would result from the assumed conversion of the potential common shares by the weighted average common shares outstanding and all potential common shares, if they are dilutive. For all periods presented, diluted net income available to common stockholders/members includes the effect of 1,716,301 options to purchase common stock while 257,800 options to purchase common stock were excluded since they were anti-dilutive. The Company had no assumed shares available to purchase for the six months ended June 30, 2012.

        A reconciliation of assumed exercised shares used in calculating basic and diluted net income (loss) share available to common stockholders/members follows:

	Six Months Ended June 30,
	2012	2013
Basic	28,849,242	33,435,439
Stock options and employee stock purchase plan shares	—	440,345
Unvested restricted stock awards	—	28,114

Diluted	28,849,242	33,903,898

Net Income Per Share

        Basic net income per share is computed by dividing the net income attributable to common stockholders/members by the weighted average number of common shares outstanding during the period. The Company applies the two-class method for calculating and presenting income per share. Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their contractual participating rights to share in the earnings as if all of the earnings for the period have been distributed. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Any potential issuance of common shares, including those that are contingent and do not participate in dividends, are excluded from weighted average number of common shares outstanding. Undistributed net income (loss) for a given period is apportioned to participating members based on the weighted-average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted-average number of these securities outstanding during the period. Income available to common stockholders/members is computed by deducting dividends paid to preferred members, accretion to redemption value on preferred members shares, less income allocated to participating securities including unvested shares for the restricted award holder since these unvested shares have participating rights. See Note 9, Equity-Based Compensation, for further discussion.

        Diluted net income per share is computed by dividing the net income available to common stockholders/members adjusted for any changes in income that would result from the assumed conversion of the potential common shares by the weighted average common shares outstanding and all potential common shares, if they are dilutive. The Company had no assumed shares available to purchase for the years ended December 31, 2010 and 2011. Diluted net income available to common stockholders/members for the year ended December 31, 2012 includes the effect of 1,789,318 shares to purchase, while 106,500 shares to purchase were excluded since they were anti-dilutive.

        A reconciliation of assumed exercised shares used in calculating basic and diluted income (loss) share available to common stockholders/members follows:

	Year Ended December 31,
	2010	2011	2012
Basic	20,770,041	20,849,242	23,785,299
Stock options and employee stock purchase plan shares	—	—	47,924
Unvested restricted stock awards	—	—	—

Diluted	20,770,041	20,849,242	23,833,223

Segment Reporting

Segment Reporting

        The Company has identified four operating segments. These four operating segments have been aggregated into one reportable segment based on the aggregation criteria within the authoritative guidance on segment reporting. The Company considered the similarity of the product sold, the distribution processes involved, targeted customers, and economic characteristics among the four operating segments in its aggregation criteria evaluation. The operating segments share operational support functions such as sales, marketing, public relations, various research and development and engineering support, in addition to the general and administrative functions of human resources, legal, finance and information technology.

        The following represents our geographic revenue based on customer location:

	Year Ended December 31,
	2010	2011	2012
North America	$28,631	$40,536	$59,963
Europe	33,796	47,967	62,943
Rest of the world	20,546	31,768	46,710

Total revenue	$82,973	$120,271	$169,616

        Included in North America is the United States which comprises 31%, 30%, and 32% of total revenue for years ended December 31, 2010, 2011, and 2012, respectively. No other country accounts for more than 10% of the Company's revenue in any period. All long-lived assets are located in North America.

Foreign Currency Transactions

Foreign Currency Transactions

        The Company has determined that the U.S. Dollar is its functional currency worldwide and therefore does not have any foreign currency translation adjustment. The Company does provide for customers in select countries to pay for licenses in local currency. These local currency payments are converted into U.S. Dollars at the rate prevailing on the date of the transaction. Any refund for these transactions could result in a foreign currency transaction gain or loss depending on the movement of the foreign currency between the purchase date and the refund date. During the years ended December 31, 2010, 2011 and 2012, the Company's foreign currency transaction activity was immaterial to the financial statements.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

        Comprehensive income (loss) includes certain changes in stockholders' equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. The Company's net income equals comprehensive income for the six months ended June 30, 2012 and 2013.

Comprehensive Income (Loss)

        Comprehensive income (loss) includes certain changes in stockholders' equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. The Company's net income equals comprehensive income for the years ended December 31, 2010, 2011, and 2012.

Recently Issued Accounting Standard Updates	Recently Issued Accounting Standard Updates None of the recently issued accounting standard updates is expected to have a material impact.	Recently Issued Accounting Standard Updates None of the recently issued accounting standard updates are expected to have a material impact.

Summary of Operations and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Operations and Significant Accounting Policies
Schedule of useful lives of Property and Equipment

Equipment	3 years
Furniture and fixtures	7 years
Purchased software	3 years
Leasehold improvements	Shorter of expected useful life or lease term

Schedule of reconciliation of assumed exercised shares used in calculating basic and diluted income (loss) share available to common stockholders/members

	Six Months Ended June 30,
	2012	2013
Basic	28,849,242	33,435,439
Stock options and employee stock purchase plan shares	—	440,345
Unvested restricted stock awards	—	28,114

Diluted	28,849,242	33,903,898

	Year Ended December 31,
	2010	2011	2012
Basic	20,770,041	20,849,242	23,785,299
Stock options and employee stock purchase plan shares	—	—	47,924
Unvested restricted stock awards	—	—	—

Diluted	20,770,041	20,849,242	23,833,223

Schedule of geographic revenue based on customer location

	Six Months Ended June 30,
	2012	2013
North America	$27,610	$39,201
Europe	29,578	39,181
Rest of the world	21,011	29,544

Total revenue	$78,199	$107,926

	Year Ended December 31,
	2010	2011	2012
North America	$28,631	$40,536	$59,963
Europe	33,796	47,967	62,943
Rest of the world	20,546	31,768	46,710

Total revenue	$82,973	$120,271	$169,616

Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of intangible assets

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Patents	193	(11)	182	17
Domain name	86	(3)	83	15

Total	$1,829	$(789)	$1,040

	As of June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
	(unaudited)
Amortizing intangible assets:
Customer relationship	$600	$(561)	$39	4
Trade name	400	(105)	295	14
Contributor content	450	(113)	337	15
Non-compete agreement	100	(100)	—	3
Patents	193	(16)	177	17
Domain name	86	(6)	80	15

Total	$1,829	$(901)	$928

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(338)	$262	4
Trade name	400	(64)	336	14
Contributor content	450	(68)	382	15
Non-compete agreement	100	(75)	25	3
Domain name	25	(1)	24	15

Total	$1,575	$(546)	$1,029

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Domain name	86	(3)	83	15
Patents	193	(11)	182	17

Total	$1,829	$(789)	$1,040

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment
Summary of property and equipment

	December 31, 2012	June 30, 2013
Computer equipment and software	$8,971	$10,050
Furniture and fixtures	806	881
Leasehold improvements	484	888

Property and equipment	10,261	11,819
Less accumulated depreciation	(5,006)	(5,041)

Property and equipment, net	$5,255	$6,778

	December 31,
	2011	2012
Computer equipment and software	$5,537	$8,971
Furniture and fixtures	522	806
Leasehold improvements	395	484

Property and equipment	6,454	10,261
Less accumulated depreciation	(2,610)	(5,006)

Property and equipment, net	$3,844	$5,255

Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses
Schedule of accrued expenses

	December 31, 2012	June 30, 2013
Royalty tax withholdings	$4,644	$4,976
Non-income taxes	3,567	5,394
Accrued compensation	4,246	3,752
Accrued marketing	588	393
Professional fees	469	355
Other accrued expenses	2,092	1,987

Total accrued expenses	$15,606	$16,857

	December 31,
	2011	2012
Royalty tax withholdings	$4,126	$4,644
Professional fees	1,332	469
Non-income taxes	1,742	3,567
Accrued compensation	2,391	4,246
Accrued marketing	183	588
Other accrued expenses	1,101	2,092

Total accrued expenses	$10,875	$15,606

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Summary of consolidated provision for income taxes

	Year Ended December 31,
	2010	2011	2012
Current:
Federal provision	$—	$—	$4,329
State & local provision	1,169	723	1,233
Deferred:
Federal (benefit)	—	—	(29,772)
State & local (benefit) provision	(293)	253	(1,528)

Provision (benefit) for income taxes	$876	$976	$(25,738)

Schedule of provision for income taxes differs from statutory income tax rate

	Year Ended December 31,
	2010	2011	2012
U.S. income tax at federal statutory rate	—%	—%	35.00%
State and local taxes, net of federal benefit	4.00%	4.00%	2.84%
Benefit from change in tax status	—%	—%	(31.36)%
LLC income not subject to federal and state tax	—%	—%	(131.83)%
Non-deductible—restricted stock	—%	—%	7.25%
Non-deductible—other	0.40%	0.50%	0.34%

Total provision (benefit) for income taxes	4.40%	4.50%	(117.76)%

Schedule of company's tax effects of temporary differences and tax carryforwards that give rise to significant portions of the deferred tax assets

	Year Ended December 31,
	2011	2012
Deferred tax assets:
Deferred revenue	$547	$14,237
Intangible amortization	—	14,861
Non-income tax reserve	91	2,576
Non-cash equity-based compensation	60	1,136
Other liabilities	10	384

Net deferred tax assets	708	33,194
Deferred tax liabilities:
Depreciation and amortization	(6)	(1,195)

Net deferred tax assets	$702	$31,999

Summary of changes to the Company's unrecognized tax benefits

	Year Ended December 31,
	2011	2012
Balance of unrecognized tax benefits at January 1	$—	$60
Gross additions for tax positions for prior years	—	18
Gross additions for tax positions for current year	60	727
Gross expirations	—	—
Gross settlements	—	—

Balance of unrecognized tax benefits at December 31	$60	$805

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

Year Ending December 31	Operating Leases
2013	$1,669
2014	418
2015	209
2016	—
Thereafter	—

Total minimum lease payments	$2,296

Equity-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity-Based Compensation
Summary of non-cash equity-based compensation expense included in the Company's statement of operations

	Six Months Ended June 30,
	2012	2013
Cost of revenue	$—	$165
Sales and marketing	—	507
Product development	—	584
General and administrative	2,157	1,314

Total	$2,157	$2,570

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$—	$—	$219
Sales and marketing	—	—	783
Product development	—	—	1,696
General and administrative	1,114	2,122	7,687

Total	$1,114	$2,122	$10,385

2012 ESPP
Equity-Based Compensation
Schedule of weighted average assumptions used in the fair value calculation

Period from October 10, 2012 to December 31, 2012
Expected term (in years)	0.64
Volatility	49%
Risk-free interest rate	0.15%
Dividend yield	—

VAR Plan
Equity-Based Compensation
Schedule of weighted average assumptions used in the fair value calculation

	Six Months Ended June 30,
	2012	2013
Expected term (in years)	5.2 - 6.3	6.3
Volatility	49%	49%
Risk-free interest rate	1.1 - 1.6%	1.0 - 1.5%
Dividend yield	0%	0%

	Year Ended December 31, 2011	Year Ended December 31, 2012
Expected term (in years)	5.5–6.6	5.2–6.3
Volatility	44%–47%	49%
Risk-free interest rate	1.4%–2.9%	1.0%–1.6%
Dividend yield	0%	0%

Summary of awards and weighted average exercise price per option/notional unit

	Plan Options	Weighted Average Exercise Price
Options outstanding at December 31, 2012	1,692,282	$16.11
Options granted	293,100	42.07
Options exercised	(105,313)	15.34
Options cancelled or forfeited	(34,745)	18.93

Options outstanding at June 30, 2013	1,845,324	$20.23

Vested and exercisable at June 30, 2013	560,372	$15.43

	Plan Options/Units	Weighted Average Exercise Price
Units outstanding at December 31, 2010	—	$—
Units granted	1,370,500	15.08
Units exercised	—	—
Units cancelled or forfeited	(26,000)	14.21

Units outstanding at December 31, 2011	1,344,500	$15.10
Options/Units granted	418,000	19.38
Options/Units exercised	—	—
Options/Units cancelled or forfeited	(70,218)	21.15

Options outstanding at December 31, 2012	1,692,282	$16.11

Summary of the Company's non-vested stock options/VAR Plan notional units

	Plan Options/Units	Weighted Average Grant Date Fair Value
Unvested units at December 31, 2010	—	$—
Units granted	1,370,500	5.11
Units vested	—	—
Units cancelled or forfeited	(26,000)	4.83

Units outstanding at December 31, 2011	1,344,500	$5.48
Options/Units granted	418,000	8.73
Options/Units vested	(435,939)	5.29
Options/Units cancelled or forfeited	(70,218)	8.08

Unvested options at December 31, 2012	1,256,343	$6.58

Members' Equity and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Distributions to Members
Summary of the Company's preferred members' interest account activity

Balance
Balance as of December 31, 2009	$36,218
Preferred interest accretion	7,068
Distributions	(6,475)

Balance as of December 31, 2010	36,811
Preferred interest accretion	4,058
Distributions	(7,144)

Balance as of December 31, 2011	33,725
Distributions	(9,000)
Exchanged(1)	(24,725)

Balance as of December 31, 2012	$—

(1)
Balance exchanged from redeemable preferred members' interest to stockholders' equity upon consummation of the Reorganization

Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Financial Data
Schedule of company's financial information for the eight most recent quarters

	Three Months Ended
	Mar. 31, 2011	June. 31, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012(1)	June 30, 2012(1)	Sept. 30, 2012(1)	Dec. 31, 2012(2)
	(unaudited)
Revenue	$25,475	$28,912	$31,156	$34,728	$37,574	$40,625	$42,260	$49,157
Operating expenses:
Cost of revenue	10,179	10,977	11,373	12,975	14,389	15,436	16,057	18,794
Sales & marketing	6,961	6,875	8,493	9,600	12,240	11,093	9,752	12,022
Product development	1,887	2,368	2,811	2,711	3,419	3,441	3,795	5,675
General and administrative	2,012	2,285	2,539	3,335	3,732	4,445	3,765	9,709

Total operating expenses	21,039	22,505	25,216	28,621	33,780	34,415	33,369	46,200

Income from operations	4,436	6,407	5,940	6,107	3,794	6,210	8,891	2,957
Other income (expense), net	6	1	1	2	3	2	(3)	(49)

Income before income taxes	4,442	6,408	5,941	6,109	3,797	6,212	8,888	2,908
Provision (benefit) for income tax	189	273	253	321	86	141	146	(26,111)

Net income	4,253	6,135	5,688	5,788	3,711	6,071	8,742	29,019
Less:
Preferred interest distributed	1,875	3,000	1,312	956	2,100	1,688	2,263	2,950
Preferred interest accretion	1,763	1,730	565	—	—	—	—	—
Undistributed (loss) earnings to participating stockholders/members	(1,253)	(1,899)	(31)	491	(1,172)	(170)	(77)	(2,668)

Net income available to common stockholders/members	$1,868	$3,304	$3,842	$4,341	$2,783	$4,553	$6,556	$28,737

Net income (loss) per basic share available to common stockholders/members:
Distributed	$0.27	$0.43	$0.19	$0.14	$0.30	$0.24	$0.33	$0.27
Undistributed	(0.18)	(0.27)	(0.01)	0.07	(0.17)	(0.02)	(0.02)	0.61

Basic	$0.09	$0.16	$0.18	$0.21	$0.13	$0.22	$0.31	$0.88

Net income (loss) per diluted share available to common stockholders/members:
Distributed	$0.27	$0.43	$0.19	$0.14	$0.30	$0.24	$0.33	$0.27
Undistributed	(0.18)	(0.27)	(0.01)	0.07	(0.17)	(0.02)	(0.02)	0.61

Diluted	$0.09	$0.16	$0.18	$0.21	$0.13	$0.22	$0.31	$0.88

Weighted average shares outstanding:
Basic	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	32,497,727
Diluted	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	32,681,570
(1)
Certain interim period balances have been reclassified within total operating expenses to conform to current period presentation.

(2)
During the fourth quarter of fiscal year 2012, the Company identified an under-accrual in each of the prior quarters of 2012 related to non-income tax expense. As a result, the Company recorded an incremental charge of approximately $900 to general and administrative expense during the fourth quarter of 2012. The Company does not believe the adjustment is material to the fourth quarter or any previously reported periods.

Summary of Operations and Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Oct. 16, 2012	Oct. 05, 2012	Dec. 31, 2012 Customer concentration risk Two customers item	Dec. 31, 2011 Customer concentration risk Four customers item	Dec. 31, 2012 Accounts receivable Customer concentration risk Two customers	Dec. 31, 2011 Accounts receivable Customer concentration risk Four customers	Dec. 31, 2012 Total revenue Customer concentration risk Customers that accounted for more than 10% of the Company's accounts receivable Maximum	Dec. 31, 2011 Total revenue Customer concentration risk Customers that accounted for more than 10% of the Company's accounts receivable Maximum
Reorganization
Shares of common stock exchanged with preferred and common membership interests in connection with Reorganization		28,338,281
Initial Public Offering
Common stock, shares issued	5,175,000
Shares issued upon exercise of underwriters' overallotment option	675,000
Common stock, issue price (in dollars per share)	$ 17
Net proceeds from issuance of common stock	$ 81,811
Offering expenses	$ 4,927
Concentration of Credit and Contributor Risk
Number of customers			2	4
Concentration risk percentage					33.00%	56.00%	2.00%	2.00%

Summary of Operations and Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash
Restricted cash related to security deposits for leased office locations that expires in 2013	$ 243
Restricted cash related to security deposits for leased office locations that expires in 2015	182
Credit Card Receivables
Period for conversion of credit card receivable to cash, minimum	3 days
Period for conversion of credit card receivable to cash, maximum	5 days
Accounts Receivable and Allowance for Doubtful Accounts
Allowance for doubtful accounts	249	256
Deferred Offering Cost
Deferred offering cost	0	511
Deferred Financing Fees
Deferred financing fees balance	125	0
Amortization of deferred financing costs	41
Equipment
Property and Equipment
Useful lives	3 years
Furniture and fixtures
Property and Equipment
Useful lives	7 years
Purchased software
Property and Equipment
Useful lives	3 years
Capitalized Internal Use Software
Property and Equipment
Useful lives	3 years
Capitalized Internal Use Software
Gross capitalized costs	605	459
Amortized capital software expense	$ 154	$ 41

Summary of Operations and Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Number of subscription or usage based plans	4	4
Chargeback allowance	$ 90	$ 70	$ 70
Contributor Royalties and Internal Sales Commissions
Maximum period over which internal sales commissions get deferred and recognized		12 months
Deferred internal sales commissions		2,023	651	352
Amortized internal sales commission expense		1,649	597	256
Research and Development
Capitalized cost which is included in total capitalized software costs		146	25
Advertising Costs
Cost of advertising and promoting entity's products		32,648	25,176	13,547
Deferred Rent
Deferred rent current balance		68
Deferred rent non-current balance		54	198
Deferred rent balance		$ 122
Subscription plans | Minimum
Revenue recognition
Plan term	30 days	30 days
Subscription plans | Maximum
Revenue recognition
Plan term	1 year	1 year
On Demand plans
Revenue recognition
Plan term	1 year	1 year
Credit-pack plans
Revenue recognition
Plan term	1 year	1 year

Summary of Operations and Significant Accounting Policies (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
One-time non-cash tax benefit	$ 28,811										$ 28,811
Unrecognized tax benefit for uncertain tax positions related to tax positions taken in prior years											$ 745	$ 60
Net Income Per Share
Number of shares to purchase, the effect of which is included in diluted net income available to common stockholders/members									1,716,301	0	1,789,318
Anti-dilutive shares excluded from diluted net income available to common stockholders/members									257,800	0	106,500
Reconciliation of assumed exercised shares used in calculating basic and diluted income (loss) share available to common stockholders/members
Basic (in shares)	32,497,727,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,435,439	20,849,242	23,785,299,000	20,849,242,000	20,770,041,000
Stock options and employee stock purchase plan shares									440,345		47,924,000
Diluted (in shares)	32,681,570,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,903,898	20,849,242	23,833,223,000	20,849,242,000	20,770,041,000
VAR Plan
Equity-Based Compensation
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization									1,661,719		1,661,719
2012 Plan
Equity-Based Compensation
Vesting period									4 years		4 years
2012 ESPP
Equity-Based Compensation
Vesting period									6 months		6 months

Summary of Operations and Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting
Number of operating segments											4
Number of reportable segments											1
Geographic revenue based on customer location
Revenue	$ 49,157	$ 42,260	$ 40,625	$ 37,574	$ 34,728	$ 31,156	$ 28,912	$ 25,475	$ 107,926	$ 78,199	$ 169,616	$ 120,271	$ 82,973
North America
Geographic revenue based on customer location
Revenue									39,201	27,610	59,963	40,536	28,631
United States | Total revenue | Geographic concentration
Geographic revenue based on customer location
Concentration risk percentage									32.00%	33.00%	32.00%	30.00%	31.00%
Europe
Geographic revenue based on customer location
Revenue									39,181	29,578	62,943	47,967	33,796
Rest of the world
Geographic revenue based on customer location
Revenue									$ 29,544	$ 21,011	$ 46,710	$ 31,768	$ 20,546

Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Jun. 30, 2013 Customer relationships Weighted Average	Dec. 31, 2012 Customer relationships Weighted Average	Dec. 31, 2011 Customer relationships Weighted Average	Jun. 30, 2013 Trade name	Dec. 31, 2012 Trade name	Dec. 31, 2011 Trade name	Jun. 30, 2013 Trade name Weighted Average	Dec. 31, 2012 Trade name Weighted Average	Dec. 31, 2011 Trade name Weighted Average	Jun. 30, 2013 Contributor content	Dec. 31, 2012 Contributor content	Dec. 31, 2011 Contributor content	Jun. 30, 2013 Contributor content Weighted Average	Dec. 31, 2012 Contributor content Weighted Average	Dec. 31, 2011 Contributor content Weighted Average	Jun. 30, 2013 Non-compete agreement	Dec. 31, 2012 Non-compete agreement	Dec. 31, 2011 Non-compete agreement	Jun. 30, 2013 Non-compete agreement Weighted Average	Dec. 31, 2012 Non-compete agreement Weighted Average	Dec. 31, 2011 Non-compete agreement Weighted Average	Dec. 31, 2012 Domain name	Sep. 30, 2012 Domain name	Dec. 31, 2011 Domain name	Jun. 30, 2013 Domain name	Jun. 30, 2013 Domain name Weighted Average	Dec. 31, 2012 Domain name Weighted Average	Dec. 31, 2011 Domain name Weighted Average	Jun. 30, 2013 Patents	Dec. 31, 2012 Patents	Mar. 31, 2012 Patents	Jun. 30, 2013 Patents Weighted Average	Dec. 31, 2012 Patents Weighted Average	Apr. 30, 2012 Patents Minimum	Apr. 30, 2012 Patents Maximum
Amortizing intangible assets:
Gross Carrying Amount	$ 1,829		$ 1,829	$ 1,575		$ 600	$ 600	$ 600				$ 400	$ 400	$ 400				$ 450	$ 450	$ 450				$ 100	$ 100	$ 100				$ 86		$ 25	$ 86				$ 193	$ 193
Accumulated Amortization	(901)		(789)	(546)		(561)	(486)	(338)				(105)	(91)	(64)				(113)	(98)	(68)				(100)	(100)	(75)				(3)		(1)	(6)				(16)	(11)
Net Carrying Amount	928		1,040	1,029		39	114	262				295	309	336				337	352	382						25				83		24	80				177	182
Weighted Average Life (Years)									4 years	4 years	4 years				14 years	14 years	14 years				15 years	15 years	15 years				3 years	3 years	3 years					15 years	15 years	15 years				17 years	17 years
Acquisition of intangible assets																														50	10	25							193
Amortization period																														15 years	15 years	15 years										16 years	19 years
Amortization expense	112	124	243	244	242
Estimated amortization expense
2013			191
2014	78		78
2015	78		78
2016	78		78
2017	78		78
Thereafter	$ 539		$ 537

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Property and equipment	$ 11,819		$ 10,261	$ 6,454
Less accumulated depreciation	(5,041)		(5,006)	(2,610)
Property and equipment, net	6,778		5,255	3,844
Depreciation expense	1,613	1,036	2,397	1,276	632
Computer equipment and software
Property and Equipment
Property and equipment	10,050		8,971	5,537
Furniture and fixtures
Property and Equipment
Property and equipment	881		806	522
Leasehold improvements
Property and Equipment
Property and equipment	$ 888		$ 484	$ 395

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses
Royalty tax withholdings	$ 4,976	$ 4,644	$ 4,126
Professional fees	355	469	1,332
Non-income taxes	5,394	3,567	1,742
Accrued compensation	3,752	4,246	2,391
Accrued marketing	393	588	183
Other accrued expenses	1,987	2,092	1,101
Total accrued expenses	$ 16,857	$ 15,606	$ 10,875

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal provision	$ 0		$ 4,329
State & local provision	0		1,233	723	1,169
Deferred:
Federal (benefit)			(29,772)
State & local (benefit) provision			(1,528)	253	(293)
Provision (benefit) for income taxes			(25,738)	976	876
Provision for income taxes differs from statutory income tax rate
U.S. income tax at federal statutory rate (as a percent)			35.00%
State and local taxes, net of federal benefit	1.30%		2.84%	4.00%	4.00%
Benefit from change in tax status (as a percent)			(31.36%)
LLC income not subject to federal and state tax (as a percent)			(131.83%)
Non-deductible - restricted stock			7.25%
Non-deductible - other			0.34%	0.50%	0.40%
Total (benefit) provision for income taxes (as a percent)	40.60%	2.30%	(117.76%)	4.50%	4.40%
Non-cash tax benefit			28,811
Deferred tax assets:
Deferred revenue			14,237	547
Intangible amortization			14,861
Non-income tax reserve			2,576	91
Non-cash equity-based compensation			1,136	60
Other liabilities			384	10
Net deferred tax assets			33,194	708
Deferred tax liabilities:
Depreciation and amortization			(1,195)	(6)
Net deferred tax assets/(liabilities)			31,999	702
Reconciliation of unrecognized tax benefits
Balance at the beginning of the period	805	60	60
Gross additions for tax positions for prior years	973	18	18
Gross additions for tax positions for current year			727	60
Balance at the end of the period			$ 805	$ 60

Term Loan Facility (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 25, 2013 Term Loan	Dec. 24, 2012 Term Loan	Sep. 21, 2012 Term Loan	Dec. 31, 2012 Term Loan	Jun. 30, 2013 Term Loan	Dec. 31, 2012 Term Loan Prime rate as published in the Wall Street Journal	Dec. 31, 2012 Term Loan LIBOR based rate
Term Loan Facility
Amount borrowed					$ 12,000
Variable rate basis								Prime rate	one-month LIBOR
Interest rate margin (as a percent)								(0.75%)	2.00%
Payment of term loan facility	6,000	6,000	6,000	6,000
Trailing period for measuring financial covenants of EBITDA						12 months
Default rate over the applicable rate (as a percent)						2.00%
Outstanding term loan facility balance		6,000				6,000
Accrued interest						3	0
Deferred financing costs, net of accumulated amortization						$ 125

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2013
Commitments and Contingencies
Rental expense for operating leases			$ 1,799	$ 1,113	$ 872
Future minimum lease payments under non-cancelable operating leases
2013			1,669
2014			418
2015			209
Total minimum lease payments			2,296			42,200
Capital Expenditures
Amount spent on additions to property and equipment	2,986	2,671	3,808	3,442	1,116
Unconditional Purchase Obligations
Obligations for contracts related to infrastructure services and contractual commitments for marketing services	2,250		3,409
Maturity of unconditional purchase obligations
2013			2,274
2014	1,063		943
2015	196		192
Indemnifications
Standard maximum aggregate obligation and liability to any one customer for all claims	10		10
Servers and related hardware
Capital Expenditures
Amount spent on additions to property and equipment	$ 2,000	$ 2,100	$ 2,575	$ 1,900

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			24 Months Ended	43 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2010
Employee Benefit Plans
Annual discretionary employer matching contributions (as a percent)	3.00%					3.00%	3.00%
Employer matching contributions	$ 317	$ 269	$ 412	$ 221	$ 77

Equity-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			0 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 10, 2012 2012 Plan	Jun. 30, 2013 2012 Plan	Jun. 30, 2012 2012 Plan	Dec. 31, 2012 2012 Plan	Oct. 10, 2012 2012 ESPP	Dec. 31, 2012 2012 ESPP	Jun. 30, 2013 2012 ESPP	Jun. 30, 2012 2012 ESPP	Dec. 31, 2012 2012 ESPP	Oct. 10, 2012 2012 ESPP Minimum	Jun. 30, 2013 VAR Plan	Jun. 30, 2012 VAR Plan	Dec. 31, 2012 VAR Plan	Dec. 31, 2011 VAR Plan	Jun. 30, 2013 VAR Plan Minimum	Jun. 30, 2012 VAR Plan Minimum	Dec. 31, 2012 VAR Plan Minimum	Dec. 31, 2011 VAR Plan Minimum	Jun. 30, 2013 VAR Plan Maximum	Jun. 30, 2012 VAR Plan Maximum	Dec. 31, 2012 VAR Plan Maximum	Dec. 31, 2011 VAR Plan Maximum
Equity-Based Compensation
Maximum number of shares/notional units available for issuance						6,750,000				2,000,000						3,000,000		3,000,000
Annual increase in shares available for issuance						1,500,000				1,000,000
Annual increase in the shares available for issuance as a percentage of common stock outstanding as of the last day of immediately preceding fiscal year						3.00%				3.00%
Maximum percentage of eligible compensation considered for payroll deduction to purchase the common stock										15.00%
Maximum purchase of shares by participating employees during each offering period										1,000
Percentage of lower of fair market value of common stock										85.00%
Percentage of combined voting power of an employee considered for not granting rights to purchase stock															5.00%
Worth of stock for each calendar year considered for not granting rights to purchase stock															$ 25
Units designated under VAR Plan as a percentage of the company's overall interest																10.00%		10.00%
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization																1,661,719		1,661,719
Weighted average assumptions used in fair value calculation
Expected term											7 months 20 days					6 years 3 months 18 days					5 years 2 months 12 days	5 years 2 months 12 days	5 years 6 months		6 years 3 months 18 days	6 years 3 months 18 days	6 years 7 months 6 days
Volatility (as a percent)											49.00%					49.00%	49.00%	49.00%					44.00%				47.00%
Risk-free interest rate (as a percent)											0.15%									1.00%	1.10%	1.00%	1.40%	1.50%	1.60%	1.60%	2.90%
Dividend yield (as a percent)	0.00%															0.00%	0.00%	0.00%	0.00%
Plan Options/Units
Options outstanding at the beginning of the period (in shares)																1,692,282	1,344,500	1,344,500
Options/Units granted (in shares)																293,100		418,000	1,370,500
Options/Units cancelled or forfeited (in shares)																(34,745)		(70,218)	(26,000)
Options outstanding at the end of the period (in shares)																1,845,324		1,692,282	1,344,500
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per unit)																$ 16.11	$ 15.1	$ 15.1
Options/Units granted (in dollars per share)																$ 42.07		$ 19.38	$ 15.08
Options/Units cancelled or forfeited (in dollars per share)																$ 18.93		$ 21.15	$ 14.21
Options outstanding at the end of the period (in dollars per unit)																$ 20.23		$ 16.11	$ 15.1
Intrinsic values
Intrinsic value of total stock options and notional units outstanding																65,600		16,700	2,100
Plan Options/Units
Unvested units at the beginning of the period (in shares)																1,256,343	1,344,500	1,344,500
Options/Units granted (in shares)																		418,000	1,370,500
Options/Units vested (in shares)																		(435,939)
Options/Units cancelled or forfeited (in shares)																		(70,218)	(26,000)
Unvested units at the end of the period (in shares)																		1,256,343	1,344,500
Weighted Average Exercise Price
Unvested units at the beginning of the period (in dollars per unit)																$ 6.58	$ 5.48	$ 5.48
Options/Units granted (in dollars per share)																		$ 8.73	$ 5.11
Options/Units vested (in dollars per share)																		$ 5.29
Options/Units cancelled or forfeited (in dollars per share)																		$ 8.08	$ 4.83
Unvested units at the end of the period (in dollars per unit)																		$ 6.58	$ 5.48
Additional disclosures
Vesting period of granted award							4 years		4 years			6 months		6 months								1 year				6 years
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization																1,661,719		1,661,719
Non-cash stock-based compensation expense net of estimated forfeitures recognized in connection with one-time acceleration charge																		2,412
Non-cash stock-based compensation expense, net of estimated forfeitures	2,570	2,157	10,385	2,122	1,114			0				290	0	134		1,744		618
Total unrecognized compensation charge related non-vested options							$ 11,500											$ 7,300

Equity-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	36 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	48 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Restricted stock	Dec. 31, 2012 Restricted stock	Jun. 07, 2007 Executive	Dec. 31, 2010 Executive	Jun. 30, 2010 Executive	Apr. 05, 2010 Profits Interest Agreement Executive	Jun. 30, 2013 Profits Interest Agreement Executive	Dec. 31, 2012 Profits Interest Agreement Executive	Dec. 31, 2011 Profits Interest Agreement Executive	Dec. 31, 2010 Profits Interest Agreement Executive	Dec. 31, 2012 Profits Interest Agreement Executive Restricted stock	Nov. 01, 2007 Profits Interest Agreement Employee	Dec. 31, 2012 Profits Interest Agreement Employee	Dec. 31, 2011 Profits Interest Agreement Employee
Equity-Based Compensation
Membership interest (as a percent)								8.50%									0.40%
Period of future services to be rendered against grant of membership interest										36 months									48 months
Non-cash stock-based compensation expense, net of estimated forfeitures	$ 2,570	$ 2,157	$ 10,385	$ 2,122	$ 1,114		$ 258		$ 917
Non-cash stock-based compensation expense net of estimated forfeitures recognized in connection with one-time acceleration charge																3,627		509
Percentage of liquidation amount in excess of the specified amount entitled as per the agreement											4.00%
Specified liquidation amount beyond which sharing is applicable											300,000
Profit Interest Grant vesting period												6 years	6 years
Maximum percentage puttable annually of vested portion of the membership interest													10.00%
Compensation charge recorded													2,827	2,122	197
Liability re-classed to equity						5,147	5,147
Accelerated vesting percentage of the unvested portion of stock award																50.00%
Unrecognized compensation charge							$ 3,368

Equity-Based Compensation (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	$ 2,570	$ 2,157	$ 10,385	$ 2,122	$ 1,114
Cost of revenue
Equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	165		219
Sales and marketing
Equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	507		783
Product development
Equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	584		1,696
General and administrative
Equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	$ 1,314	$ 2,157	$ 7,687	$ 2,122	$ 1,114

Members' Equity and Stockholders' Equity (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Oct. 05, 2012	Feb. 28, 2008	Jun. 06, 2007	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Jun. 07, 2007 Executive	Dec. 31, 2012 Common members' interest Executive	Dec. 31, 2012 Preferred members
Redeemable Preferred Members' Equity
Percentage of common members' equity sold by sole stockholder to outside investors			25.00%
Aggregate purchase price for which common members' equity is sold			$ 60,000,000
Purchase price adjustment paid by outside investors to the selling member as a result of the company achieving an EBITDA Target		1,800,000
Preferred members' interest account activity
Balance at the beginning of the period				33,725,000	33,725,000	36,811,000	36,218,000
Preferred interest accretion						4,058,000	7,068,000
Distributions					(9,000,000)	(7,144,000)	(6,475,000)
Exchanged					(24,725,000)
Balance at the end of the period						33,725,000	36,811,000
Common Stock
Number of votes for each share					1
Number of authorized shares of common stock					200,000,000			200,000,000
Common stock, par value (in dollars per share)					$ 0.01	$ 0.01		$ 0.01
Preferred Stock
Preferred stock, authorized shares					5,000,000
Preferred stock, par value					$ 0.01
Distributions to Members
Assets to be distributed upon dissolution event of the company (as a percent)										75.00%	25.00%
Membership interest (as a percent)									8.50%	8.50%
Amount multiplied by vested percentage of membership interest considered for determining limit of distribution to members upon dissolution										120,000
Distribution to common and preferred members	$ 0			$ 15,151,000	$ 36,000,000	$ 28,575,000	$ 25,900,000

Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related parties
Uncollected payments		$ 168
Pixel Holdings Inc.
Related parties
Uncollected payments	$ 0	$ 168

Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited Quarterly Financial Data
Revenue	$ 49,157	$ 42,260	$ 40,625	$ 37,574	$ 34,728	$ 31,156	$ 28,912	$ 25,475	$ 107,926	$ 78,199	$ 169,616	$ 120,271	$ 82,973
Operating expenses:
Cost of revenue	18,794	16,057	15,436	14,389	12,975	11,373	10,977	10,179	41,589	29,825	64,676	45,504	32,353
Sales & marketing	12,022	9,752	11,093	12,240	9,600	8,493	6,875	6,961	25,292	23,333	45,107	31,929	17,820
Product development	5,675	3,795	3,441	3,419	2,711	2,811	2,368	1,887	9,615	6,860	16,330	9,777	4,591
General and administrative	9,709	3,765	4,445	3,732	3,335	2,539	2,285	2,012	10,514	8,177	21,651	10,171	8,414
Total operating expenses	46,200	33,369	34,415	33,780	28,621	25,216	22,505	21,039	87,010	68,195	147,764	97,381	63,178
Income from operations	2,957	8,891	6,210	3,794	6,107	5,940	6,407	4,436	20,916	10,004	21,852	22,890	19,795
Other income (expense), net	(49)	(3)	2	3	2	1	1	6	8	5	(47)	10	19
Income before income taxes	2,908	8,888	6,212	3,797	6,109	5,941	6,408	4,442	20,924	10,009	21,805	22,900	19,814
Provision (benefit) for income tax	(26,111)	146	141	86	321	253	273	189	8,496	227	(25,738)	1,036	876
Net income	29,019	8,742	6,071	3,711	5,788	5,688	6,135	4,253	12,428	9,782	47,543	21,864	18,938
Less:
Preferred interest distributed	2,950	2,263	1,688	2,100	956	1,312	3,000	1,875		3,788	9,000	7,144	6,475
Preferred interest accretion						565	1,730	1,763				4,058	7,068
Undistributed (loss) earnings to participating stockholders/members	(2,668)	(77)	(170)	(1,172)	491	(31)	(1,899)	(1,253)	41	(1,342)	(4,086)	(2,692)	(3,659)
Net income available to common stockholders/members	28,737	6,556	4,553	2,783	4,341	3,842	3,304	1,868	12,387	7,336	42,629	13,354	9,054
Net income (loss) per basic share available to common stockholders/members:
Distributed (in dollars per share)	$ 0.27	$ 0.33	$ 0.24	$ 0.3	$ 0.14	$ 0.19	$ 0.43	$ 0.27		$ 0.54	$ 1.14	$ 1.03	$ 0.94
Undistributed (in dollars per share)	$ 0.61	$ (0.02)	$ (0.02)	$ (0.17)	$ 0.07	$ (0.01)	$ (0.27)	$ (0.18)	$ 0.37	$ (0.19)	$ 0.65	$ (0.39)	$ (0.5)
Basic (in dollars per share)	$ 0.88	$ 0.31	$ 0.22	$ 0.13	$ 0.21	$ 0.18	$ 0.16	$ 0.09	$ 0.37	$ 0.35	$ 1.79	$ 0.64	$ 0.44
Net income (loss) per diluted share available to common stockholders/members:
Distributed (in dollars per share)	$ 0.27	$ 0.33	$ 0.24	$ 0.3	$ 0.14	$ 0.19	$ 0.43	$ 0.27		$ 0.54	$ 1.13	$ 1.03	$ 0.94
Undistributed (in dollars per share)	$ 0.61	$ (0.02)	$ (0.02)	$ (0.17)	$ 0.07	$ (0.01)	$ (0.27)	$ (0.18)	$ 0.37	$ (0.19)	$ 0.66	$ (0.39)	$ (0.5)
Diluted (in dollars per share)	$ 0.88	$ 0.31	$ 0.22	$ 0.13	$ 0.21	$ 0.18	$ 0.16	$ 0.09	$ 0.37	$ 0.35	$ 1.79	$ 0.64	$ 0.44
Weighted average shares outstanding:
Basic (in shares)	32,497,727,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,435,439	20,849,242	23,785,299,000	20,849,242,000	20,770,041,000
Diluted (in shares)	32,681,570,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,903,898	20,849,242	23,833,223,000	20,849,242,000	20,770,041,000
Incremental charge to general and administrative expense	$ 900

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 112,803	$ 102,096
Credit card receivables	2,442	1,373
Accounts receivable, net	4,435	1,738
Prepaid expenses and other current assets	6,598	2,008
Deferred tax assets, net	22,340	18,760
Total current assets	148,618	125,975
Property and equipment, net	6,778	5,255
Intangible assets, net	928	1,040
Goodwill	1,423	1,423
Deferred tax assets, net	12,786	13,239
Restricted cash	2,015	182
Total assets	172,548	147,114
Current liabilities:
Accounts payable	3,213	2,606
Accrued expenses	16,857	15,606
Contributor royalties payable	8,142	6,984
Deferred revenue	46,736	37,934
Term loan facility		6,000
Other liabilities	158	161
Total current liabilities	75,106	69,291
Other non-current liabilities	1,840	889
Total liabilities	76,946	70,180
Commitments and contingencies (Note 8)
Stockholders' equity:
Common stock, $0.01 par value; 200,000 shares authorized; 33,513 and 33,692 shares outstanding as of December 31, 2012 and June 30, 2013, respectively	337	335
Additional paid-in capital	54,520	48,282
Retained earnings	40,745	28,317
Total stockholders' equity	95,602	76,934
Total liabilities and stockholders' equity	$ 172,548	$ 147,114

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000	200,000
Common stock, shares outstanding	33,692	33,513

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 49,157	$ 42,260	$ 40,625	$ 37,574	$ 34,728	$ 31,156	$ 28,912	$ 25,475	$ 107,926	$ 78,199	$ 169,616	$ 120,271	$ 82,973
Operating expenses:
Cost of revenue	18,794	16,057	15,436	14,389	12,975	11,373	10,977	10,179	41,589	29,825	64,676	45,504	32,353
Sales and marketing	12,022	9,752	11,093	12,240	9,600	8,493	6,875	6,961	25,292	23,333	45,107	31,929	17,820
Product development	5,675	3,795	3,441	3,419	2,711	2,811	2,368	1,887	9,615	6,860	16,330	9,777	4,591
General and administrative	9,709	3,765	4,445	3,732	3,335	2,539	2,285	2,012	10,514	8,177	21,651	10,171	8,414
Total operating expenses	46,200	33,369	34,415	33,780	28,621	25,216	22,505	21,039	87,010	68,195	147,764	97,381	63,178
Income from operations	2,957	8,891	6,210	3,794	6,107	5,940	6,407	4,436	20,916	10,004	21,852	22,890	19,795
Other income, net	(49)	(3)	2	3	2	1	1	6	8	5	(47)	10	19
Income before income taxes	2,908	8,888	6,212	3,797	6,109	5,941	6,408	4,442	20,924	10,009	21,805	22,900	19,814
Provision for income taxes	(26,111)	146	141	86	321	253	273	189	8,496	227	(25,738)	1,036	876
Net income	29,019	8,742	6,071	3,711	5,788	5,688	6,135	4,253	12,428	9,782	47,543	21,864	18,938
Less:
Preferred interest distributed	2,950	2,263	1,688	2,100	956	1,312	3,000	1,875		3,788	9,000	7,144	6,475
Undistributed (loss) earnings to participating stockholder/members	(2,668)	(77)	(170)	(1,172)	491	(31)	(1,899)	(1,253)	41	(1,342)	(4,086)	(2,692)	(3,659)
Net income available to common stockholders/members	$ 28,737	$ 6,556	$ 4,553	$ 2,783	$ 4,341	$ 3,842	$ 3,304	$ 1,868	$ 12,387	$ 7,336	$ 42,629	$ 13,354	$ 9,054
Net income (loss) per basic share available to common stockholders/members:
Distributed (in dollars per share)	$ 0.27	$ 0.33	$ 0.24	$ 0.3	$ 0.14	$ 0.19	$ 0.43	$ 0.27		$ 0.54	$ 1.14	$ 1.03	$ 0.94
Undistributed (in dollars per share)	$ 0.61	$ (0.02)	$ (0.02)	$ (0.17)	$ 0.07	$ (0.01)	$ (0.27)	$ (0.18)	$ 0.37	$ (0.19)	$ 0.65	$ (0.39)	$ (0.5)
Basic (in dollars per share)	$ 0.88	$ 0.31	$ 0.22	$ 0.13	$ 0.21	$ 0.18	$ 0.16	$ 0.09	$ 0.37	$ 0.35	$ 1.79	$ 0.64	$ 0.44
Net income (loss) per diluted share available to common stockholders/members:
Distributed (in dollars per share)	$ 0.27	$ 0.33	$ 0.24	$ 0.3	$ 0.14	$ 0.19	$ 0.43	$ 0.27		$ 0.54	$ 1.13	$ 1.03	$ 0.94
Undistributed (in dollars per share)	$ 0.61	$ (0.02)	$ (0.02)	$ (0.17)	$ 0.07	$ (0.01)	$ (0.27)	$ (0.18)	$ 0.37	$ (0.19)	$ 0.66	$ (0.39)	$ (0.5)
Diluted (in dollars per share)	$ 0.88	$ 0.31	$ 0.22	$ 0.13	$ 0.21	$ 0.18	$ 0.16	$ 0.09	$ 0.37	$ 0.35	$ 1.79	$ 0.64	$ 0.44
Weighted average shares outstanding:
Basic (in shares)	32,497,727,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,435,439	20,849,242	23,785,299,000	20,849,242,000	20,770,041,000
Diluted (in shares)	32,681,570,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,903,898	20,849,242	23,833,223,000	20,849,242,000	20,770,041,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 12,428
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,725
Deferred taxes	(3,127)
Non-cash equity-based compensation	2,570
Excess tax benefit from the exercise of stock options	(1,009)
Bad debt reserve	244
Chargeback reserve	20
Amortization of deferred financing fees	125
Changes in operating assets and liabilities:
Credit card receivable	(1,069)
Accounts receivable	(2,941)
Prepaid expenses and other current and non-current assets	(3,748)
Accounts payable and other liabilities	2,636
Contributors royalties payable	1,158
Deferred revenue	8,802
Net cash provided by operating activities	17,814
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(2,986)
Security deposit receipt (payment)	(1,791)
Net cash used in investing activities	(4,777)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	2,681
Excess tax benefit from the exercise of stock options	1,009
Payment of term loan	(6,000)
Payment of offering fees	(20)
Net cash (used in) provided by financing activities	(2,330)
Net increase in cash and cash equivalents	10,707
Cash and cash equivalents-Beginning	102,096
Cash and cash equivalents-Ending	112,803
Cash paid for:
Income taxes	14,194
Interest	$ 34

Summary of Operations and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Operations and Significant Accounting Policies
Summary of Operations and Significant Accounting Policies

(1) Summary of Operations and Significant Accounting Policies

Summary of Operations

        Shutterstock, Inc. (the "Company" or "Shutterstock") operates an industry-leading global marketplace for commercial digital imagery. Commercial digital imagery consists of licensed photographs, illustrations and video clips that companies use in their visual communications, such as websites, digital and print marketing materials, corporate communications, books, publications and video content. The Company licenses commercial digital imagery to its customers. Contributors upload their digital imagery to the Company's website in exchange for a royalty payment based on customer download activity. The Company maintains its primary office location in New York City.

Principles of Consolidation

        The consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Statements

        The interim consolidated balance sheet as of June 30, 2013, the consolidated statements of operations for the six months ended June 30, 2012 and 2013, and the consolidated statements of cash flows for the six months ended June 30, 2012 and 2013 are unaudited. The unaudited interim financial statements have been prepared on a basis consistent with the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company's financial position as of June 30, 2013, its results of consolidated operations for the six months ended June 30, 2012 and 2013, and its results of consolidated cash flows for the six months ended June 30, 2012 and 2013. The financial data and the other financial information disclosed in these notes to the financial statements related to these periods are also unaudited. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other future annual or interim period.

        There have been no changes in the significant accounting policies from those that were disclosed in Note 1 to the Company's Consolidated Financial Statements included elsewhere in this prospectus. These financial statements should also be read in conjunction with the audited Consolidated Financial Statements and Notes thereto for the year ended December 31, 2012. Certain information and note disclosures normally included in the financial statements prepared in accordance with generally accepted accounting principles ("GAAP") have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). The consolidated balance sheet as of December 31, 2012 included herein was derived from the audited financial statements as of that date, but does not include all disclosures required by GAAP.

Reorganization

        In May 2012, in connection with the filing of a registration statement for the Company's initial public offering (the "IPO"), Shutterstock Images LLC, a New York limited liability company (the "LLC") formed Shutterstock, Inc., a Delaware corporation, as a wholly-owned subsidiary of the LLC. On October 5, 2012, the LLC reorganized, by way of a merger of the LLC with and into Shutterstock, Inc. with Shutterstock, Inc. surviving in the merger (the "Reorganization"). In connection with this Reorganization, the preferred and common membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for shares of Shutterstock, Inc. common stock and the outstanding value appreciation rights of the LLC were exchanged for options to purchase shares of common stock of Shutterstock, Inc.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company's management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. The Company evaluates its significant estimates on an ongoing basis, including, but not limited to allowance for doubtful accounts, goodwill, intangibles, non-cash equity-based compensation, income tax provision and for certain non-income tax accruals. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents

        The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash primarily consists of balances in checking, savings and money market accounts. The account balances are recorded at cost, which approximates fair value because of the short-term nature of the accounts, and are considered a Level 1 measurement based on bank reporting.

Revenue Recognition

        All revenue, net of refunds, is generated from the license of digital content through subscription or usage based plans. The Company's four plans are: subscription plans, On Demand plans, Pay As You Go, and credit pack plans. The Company recognizes revenue when the following basic criteria are met: there is persuasive evidence of an arrangement, performance or delivery of services has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company considers persuasive evidence of an arrangement to be an electronic order form, or a signed contract, which contains the fixed pricing terms. Performance or delivery is considered to have occurred upon the ratable passage of time for subscription plans, the download of digital content or the expiration of a contract period for which there are unused downloads or credits. Collectability is reasonably assured since most of the Company's customers purchase products by making electronic payments at the time of a transaction with a credit card. The Company establishes a chargeback allowance based on factors surrounding historical credit card chargeback trends and other information. As of December 31, 2012 and June 30, 2013, the Company has recorded a chargeback allowance of $70 and $90, respectively, which is included in other liabilities. Collectability is assessed for customers who pay on credit based on a credit evaluation for new customers and transaction history with existing customers. Any cash received in advance of revenue recognition is recorded as deferred revenue.

        Subscription plans range in length from thirty days to one year. Subscription plan revenues are recognized on a straight-line basis using a daily convention method over the plan term. On Demand plans are typically for a one-year term and permit the customer to download up to a fixed amount of digital content. On Demand revenues are recognized at the time the customer downloads the digital content on a per unit basis. Revenue related to unused digital content, if any, is recognized in full at the end of the plan term. Pay As You Go plans provide for individual image download. The Company recognizes Pay As You Go revenue as the customer downloads images. Credit pack plans are generally for a one-year term and enable the customer to purchase a fixed number of credits which can then be utilized to pay for downloaded digital content. The number of credits utilized for each download depends on the digital content size and format. Credit pack revenues are recognized based on customer usage on a per credit basis as digital content is downloaded. Revenue related to unused credits, if any, is recognized in full at the end of the plan term. Most plans automatically renew at the end of the plan term unless the customer elects not to renew. The Company recognizes revenue from its four types of plans on a gross basis in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 605-45, "Principal Agent Considerations," as the Company is the primary obligor in the arrangement, has latitude in establishing the product's price, performs a detailed review of the digital content before accepting it to its collection to ensure it is of high quality before it may be purchased by its customers, can reject contributor's images in its sole discretion, and has credit risk.

        Customers typically pay in advance (or upon commencement of the term) via credit card, wire or check. Fees paid or invoiced in advance are deferred and recognized as described above. Customers that do not pay in advance are invoiced and are required to make payment under standard credit terms. The Company does not generally offer refunds or the right of return to customers. There are situations in which a customer may receive a refund but the determination is made on a case-by-case basis.

        The Company also licenses digital content to customers through third party resellers. The Company contracts with third party resellers around the world to access markets where the Company does not have a significant presence. Third party resellers sell the Company's products directly to end-user customers and remit a fixed amount to the Company based on the type of plan sold. The terms of the reseller program indicate that the third party reseller is the primary obligor to the end-user customer and bears the risks and rewards as principal in the transaction. In assessing whether the Company's revenue should be reported on a gross or net basis with respect to our reseller program, the Company follows the authoritative guidance in ASC 605-45, "Principle Agent Considerations." The Company recognizes revenue net of reseller commission in accordance with the type of plan sold, consistent with the plan descriptions above. The Company generally does not offer refunds or the right of return to resellers.

Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its Value Appreciation Rights Plan ("VAR Plan") in the form of value appreciation rights (the "VAR Plan awards"). Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur in order to trigger a payment with respect to the VAR Plan awards. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Omnibus Equity Incentive Plan (the "2012 Plan").

        The Company measures and recognizes non-cash equity-based compensation expense for all equity-based payment awards based on estimated fair values at the date awards are granted. The value portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with a change of control condition, an evaluation is made at the grant date and future periods as to the likelihood of the condition being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the change of control conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options and other equity-based awards granted pursuant to the 2012 Plan, stock purchased pursuant to the Employee Stock Purchase Plan ("2012 ESPP") and the VAR Plan awards, which are discussed further in Note 10, Equity-Based Compensation.

        The determination of the grant date fair value using an option-pricing model requires judgment as well as assumptions regarding a number of complex and subjective variables. These variables include the Company's fair value of the common ownership interest pre-IPO, the Company's closing market price at the grant date post-IPO, the expected unit price volatility over the expected term of the awards, awards' exercise and cancellation behaviors, risk-free interest rates, and expected dividends, which are estimated as follows:

  •
  Fair Value of Common Membership Unit.  Prior to completion of the IPO, the Company's fair value of common ownership interest was estimated internally and approved by the Board of Managers ("BOM") because the Company was not publicly traded. The Company's intention upon granting VAR Plan awards was for the granted award to have an exercisable price per unit that was not less than the per unit fair value of the Company's common equity on the date of grant. The valuations of the Company's common equity unit were prepared in accordance with the American Institute of Certified Public Accountants Statement on Standards for Valuation Services 1: Valuation of a Business, Business Ownership Interest, Security, or Intangible Asset. The assumptions used in the valuation model were based on future expectations combined with the Company's judgment. In the absence of a public trading market, the Company exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common equity unit as of the date of each VAR Plan award grant. Some, but not all of these factors included operating and financial performance, current business conditions and projections, the hiring of key personnel, the Company's history and introduction of new functionality and services, the Company's stage of development, the likelihood of achieving a liquidity event for the common ownership interests, any adjustment necessary to recognize a lack of marketability for our common ownership interests, the market performance of comparable publicly traded companies, and U.S. and global capital market conditions. The Company also obtained independent third party valuations on a periodic basis. After October 11, 2012, the date the Company's common stock began trading on the NYSE, the grant date fair value for equity-based awards is based on the closing price of the Company's common stock on the NYSE on the date of grant and fair value for all other purposes related to equity-based awards shall be the closing price of the Company's common stock on the NYSE on the relevant date.

  •
  Expected Term.  The expected term was estimated using the simplified method allowed under SEC guidance.

  •
  Volatility.  As the Company did not have a trading history for its common ownership interest pre-IPO and does not have a significant trading history for its common stock post-IPO, the expected price volatility for the common ownership interests and common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the VAR Plan awards and stock options granted post-IPO. Industry peers consist of several public companies similar in size, stage of life cycle and financial leverage. The Company did not rely on implied volatilities of traded options in the industry peers' common stock because the volume of activity was relatively low. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own common stock becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

  •
  Risk-free Interest Rate.  The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of each award group.

  •
  Dividend Yield.  The Company has historically paid cash dividends or distributions to its members. Post-IPO, the Company does not intend to pay cash dividends or distributions in the foreseeable future. As a result, the Company uses an expected dividend yield of zero.

        If any of the assumptions used in the Black-Scholes model changes significantly, the fair value for future awards may differ materially compared with the awards granted previously. The awards granted pursuant to the 2012 Plan, the 2012 ESPP and VAR Plan are subject to a time-based vesting requirement. The majority of stock option awards granted under the 2012 Plan vest over four years. The 2012 ESPP provides for purchase periods approximately every six months and a participant must be employed on the purchase date to participate in the 2012 ESPP. The VAR Plan awards had a condition that a change of control (as defined in the VAR Plan) must occur for a payment to trigger with respect to the VAR Plan awards. In connection with the Company's Reorganization, all of the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. which do not include a change of control condition. As of June 30, 2012, no equity-based compensation expense related to the VAR Plan awards had been recognized because the qualifying event had not occurred. As a result of the completion of the IPO, the Company began recording share-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant date fair value of the VAR Plan awards that were exchanged for options to purchase shares of common stock of Shutterstock, Inc. as part of the Company's Reorganization.

        For any equity-based awards that qualified for liability classification pre-IPO, the Company elected to use the intrinsic value method to value the common membership interest in accordance with authoritative guidance on stock compensation. See Note 10, Equity-Based Compensation, for further information.

Income Taxes

        The Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes for all periods prior to its Reorganization on October 5, 2012. For all periods prior to the Reorganization, the Company recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. However, the Company was subject to taxation on allocable portions of its net income or other taxes based on various methodologies employed by taxing authorities in certain localities. The Company generally made monthly dividend distributions to its members under the terms of the LLC's operating agreement, subject to the Company's operating cash needs.

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense after October 5, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811 in the fourth quarter of the fiscal year ended December 31, 2012.

        The Company filed tax returns as a partnership for the period from January 1, 2012 through October 5, 2012 and will file tax returns as a corporation for the period from October 6, 2012 through December 31, 2012 and all periods thereafter. Significant management judgment is required in projecting ordinary income in order to determine the Company's estimated effective tax rate.

        The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions, taken or expected to be taken, in a tax return. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes may be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company's tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The reserves, if any, are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit or lapses in statutes of limitations. Any reserve for uncertain tax positions is included in the income tax provision. Penalties and interest, if any, on uncertain tax positions are included in income tax expense.

        The Company assessed the realizability of deferred tax assets and determined that based on the available evidence, including a history of taxable income and estimates of future taxable income, it is more likely than not that the deferred tax assets will be realized. The Company will continue to evaluate its ability to realize deferred tax assets on a quarterly basis. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. In the event that actual results differ from these estimates, the Company will adjust these estimates in future periods which may result in a change in the effective tax rate in a future period.

        The Company is subject to certain compliance requirements for non-income taxes, including but not limited to payroll, value-added and sales-based taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's consolidated financial statements.

Net Income Per Share

        Basic net income per share is computed by dividing the net income attributable to common stockholders/members by the weighted average number of common shares outstanding during the period. The Company applies the two-class method for calculating and presenting income per share. Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their contractual participating rights to share in the earnings as if all of the earnings for the period have been distributed. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Any potential issuance of common shares, including those that are contingent and do not participate in dividends, are excluded from weighted average number of common shares outstanding. Undistributed net income (loss) for a given period is apportioned to participating members based on the weighted average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted average number of these securities outstanding during the period. Income available to common stockholders/members is computed by deducting dividends paid to preferred members, accretion to redemption value on preferred members shares, less income allocated to participating securities including unvested shares for the restricted award holder since these unvested shares have participating rights. See Note 10, Equity-Based Compensation, for further discussion.

        Diluted net income per share is computed by dividing the net income available to common stockholders/members adjusted for any changes in income that would result from the assumed conversion of the potential common shares by the weighted average common shares outstanding and all potential common shares, if they are dilutive. For all periods presented, diluted net income available to common stockholders/members includes the effect of 1,716,301 options to purchase common stock while 257,800 options to purchase common stock were excluded since they were anti-dilutive. The Company had no assumed shares available to purchase for the six months ended June 30, 2012.

        A reconciliation of assumed exercised shares used in calculating basic and diluted net income (loss) share available to common stockholders/members follows:

	Six Months Ended June 30,
	2012	2013
Basic	28,849,242	33,435,439
Stock options and employee stock purchase plan shares	—	440,345
Unvested restricted stock awards	—	28,114

Diluted	28,849,242	33,903,898

Comprehensive Income (Loss)

        Comprehensive income (loss) includes certain changes in stockholders' equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. The Company's net income equals comprehensive income for the six months ended June 30, 2012 and 2013.

Recently Issued Accounting Standard Updates

        None of the recently issued accounting standard updates is expected to have a material impact.

(1) Summary of Operations and Significant Accounting Policies

Summary of Operations

        Shutterstock, Inc. (the "Company" or "Shutterstock") operates an industry-leading global marketplace for commercial digital imagery. Commercial digital imagery consists of licensed photographs, illustrations and video clips that companies use in their visual communications, such as websites, digital and print marketing materials, corporate communications, books, publications and video content. The Company licenses commercial digital imagery to its customers. Contributors upload their digital imagery to the Company's website in exchange for a royalty payment based on customer download activity. The Company maintains its primary office location in New York City.

Principles of Consolidation

        The consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Reorganization

        In May 2012, in connection with the filing of a registration statement for the Company's initial public offering (the "IPO"), Shutterstock Images LLC, a New York limited liability company (the "LLC") formed Shutterstock, Inc., a Delaware corporation, as a wholly-owned subsidiary of the LLC. On October 5, 2012, the LLC reorganized, by way of a merger of the LLC with and into Shutterstock. Inc. with Shutterstock, Inc. surviving in the merger (the "Reorganization"). In connection with this Reorganization, the preferred and common membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for an aggregate of 28,338,281 shares of Shutterstock, Inc. common stock.

Initial Public Offering

        On October 16, 2012, the Company completed its IPO of 5,175,000 shares of common stock, including 675,000 shares sold as a result of the underwriters' exercise of their overallotment option, at a price of $17.00 per share. The IPO resulted in net proceeds to the Company of approximately $81,811 after deducting underwriting discounts and commissions, and before deducting total expenses incurred in connection with the offering of $4,927.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company's management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. The Company evaluates its significant estimates on an ongoing basis, including, but not limited to allowance for doubtful accounts, goodwill, intangibles, non-cash equity based compensation, income tax provisions and for certain non-income tax accruals. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Sales and Use Taxes

        Amounts charged to customers or paid on behalf of customers related to sales taxes, value-added taxes and other usage taxes are classified net of revenue.

Concentration of Credit and Contributor Risk

        At certain times, the Company's cash balances with any one financial institution may exceed Federal Deposit Insurance Corporation insurance limits. The Company believes it mitigates its risk by depositing its cash balances with financial institutions of high quality.

        The Company's customers and contributors are located worldwide. The majority of the Company's customers purchase products by making electronic payments at the time of a transaction. The Company performs ongoing financial condition evaluations for its existing customers and performs credit evaluations for its new customers. Concentration of credit risk is limited due to the Company's large number of diversified customers. No single customer accounted for or exceeded 10% of revenue for the years ended December 31, 2010, 2011 or 2012, respectively. As of December 31, 2011 and 2012, no single customer accounted for or exceeded 10% of credit card receivables. As of December 31, 2011, four customers accounted for 56% of accounts receivable, and as of December 31, 2012, two customers accounted for 33% of accounts receivable. The customers that accounted for more than 10% of the Company's accounts receivable balance as of December 31, 2011 and 2012 accounted for less than 2% of total revenue for the years ended December 31, 2011 and 2012, respectively.

        No single contributor accounted for or exceeded 10% of contributor royalties for the years ended December 31, 2010, 2011 and 2012, respectively.

Fair Value Measurements

        The fair value framework under the Financial Accounting Standards Board ("FASB") guidance requires the categorization of assets and liabilities into three levels: Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2—inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and Level 3—unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

        The fair value of a financial instrument is the amount for which the instrument could be exchanged in a current transaction between willing parties. Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, deferred revenue, and term loan facility carrying amounts approximate fair value because of the short maturity of these instruments. The Company currently has no other financial assets or liabilities that are measured at fair value.

        The Company's non-financial assets, which include property and equipment, intangibles and goodwill, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur, or if an annual impairment test is required and the Company is required to evaluate the non-financial asset for impairment, a resulting asset impairment would require that the non-financial asset be recorded at the fair value.

Cash and Cash Equivalents

        The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash primarily consists of balances in checking, savings and money market accounts, which are recorded at cost and approximate fair value and are considered a Level 1 measurement based on bank reporting.

Restricted Cash

        The Company's restricted cash relates to security deposits for leased office locations. As of December 31, 2012, the Company had $243 of restricted cash recorded in prepaid expenses and other current other assets that related to a leased office location that expires in 2013 and had $182 of restricted cash recorded in restricted cash that related to a leased office location that expires in 2015, respectively. The carrying value of restricted cash approximates fair value.

Credit Card Receivables

        The Company's credit card receivables represent amounts due from third party credit card processors. Such amounts generally convert to cash within three to five days with little or no default risk.

Accounts Receivable and Allowance for Doubtful Accounts

        The Company's accounts receivable are customer obligations due under normal trade terms, carried at their face value less an allowance for doubtful accounts if required. The Company determines its allowance for doubtful accounts based on the evaluation of the aging of its accounts receivable and on a customer-by-customer analysis of its high-risk customers. The Company's reserve contemplates its historical loss rate on receivables, specific customer situations and the economic environments in which the Company operates. As of December 31, 2011 and December 31, 2012, the Company recorded an allowance for doubtful accounts of $256 and $249, respectively.

Offering Costs

        Offering costs consist of legal, accounting, consulting and filing fees related to the IPO. The deferred offering costs were offset against proceeds from the IPO upon the effectiveness of the IPO. As of December 31, 2011 and December 31, 2012, the Company deferred $511 and $0, respectively, of offering costs which are included in prepaid expenses and other current assets.

Deferred Financing Fees

        The Company defers and amortizes certain financing costs related to its term loan facility. These costs are deferred and amortized over the term of the debt period. As of December 31, 2011 and December 31, 2012, the deferred financing fees balance was $0 and $125, respectively, which is included in prepaid and other current assets. There was no amortization expense of deferred financing costs for the years ended December 31, 2010 and 2011. Amortization of deferred financing costs amounted to $41 for the year ended December 31, 2012.

Property and Equipment

        Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The useful lives are as follows:

Equipment	3 years
Furniture and fixtures	7 years
Purchased software	3 years
Leasehold improvements	Shorter of expected useful life or lease term

Capitalized Internal Use Software

        The Company accounts for the cost of computer software developed or obtained for internal use of its application service by capitalizing qualifying costs, which are incurred during the application development stage, and amortizing them over the software's estimated useful life. Costs incurred in the preliminary and post-implementation stages of the Company's products are expensed as incurred. The amounts capitalized include external direct costs of services used in developing internal-use software and payroll and payroll-related costs of employees directly associated with the development activities. The Company amortizes capitalized software over the expected period of benefit, which is three years, beginning when the software is ready for its intended use. The Company had no amortized capital software expense for the year ended December 31, 2010. For the years ended December 31, 2011 and 2012, the Company had gross capitalized costs of $459 and $605, respectively, which is included in property and equipment and amortization expense of $41 and $154, respectively, which is included in general and administrative expense. The Company's policy is to amortize such capitalized costs using the straight-line method over the estimated useful life.

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying value or the fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. There were no impairment charges in 2010, 2011 or 2012.

Goodwill and Intangible Assets

        Goodwill and intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually on October 1 of each fiscal year or more frequently if events occur or circumstances exist that indicate that the fair value of a reporting unit may be below its carrying value. Goodwill has been allocated to the Company's reporting units, for the purposes of preparing our impairment analyses, based on a specific identification basis. Based on the results of the goodwill impairment assessment as of October 1, 2012, the Company concluded that the fair value of its reporting unit is more than its carrying amount, and therefore no adjustment to the carrying value of goodwill was necessary. As a result of a combination of factors in the second quarter of 2012, the Company concluded that a triggering event had occurred in the Bigstockphoto, Inc. ("Bigstock") reporting unit indicating a potential impairment and a step 1 impairment test was performed as of June 30, 2012. As a result of performing the step 1 test for goodwill impairment in the second quarter of 2012, management concluded that the fair value of the Bigstock reporting unit exceeded the carrying value. Therefore, there was no requirement to perform step 2 of the analysis and it was concluded that there is no impairment of goodwill for the Bigstock reporting unit. There were no impairments of goodwill in any of the periods presented in the consolidated financial statements. See Note 2, Goodwill and Intangible Assets, for further discussion.

Revenue Recognition

        All revenue, net of refunds, is generated from the license of digital content through subscription or usage based plans. The Company's four plans are: subscription plans, On Demand plans, Pay As You Go, which was introduced in July 2011, and credit pack plans. The Company recognizes revenue when the following basic criteria are met: there is persuasive evidence of an arrangement, performance or delivery of services has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company considers persuasive evidence of an arrangement to be an electronic order form, or a signed contract, which contains the fixed pricing terms. Performance or delivery is considered to have occurred upon either the ratable passage of time over the contract period, a usage basis or upon the expiration of a contract period for which there are unused downloads or credits. Collectability is reasonably assured since most of the Company's customers purchase products by making electronic payments at the time of a transaction with a credit card. The Company establishes a chargeback allowance based on factors surrounding historical credit card chargeback trends and other information. As of December 31, 2011 and 2012, the Company has recorded a chargeback allowance of $70 and $70, respectively, which is included in other liabilities. Collectability is assessed for customers who pay on credit based on a credit evaluation for new customers and transaction history with existing customers. Any cash received in advance of revenue recognition is recorded as deferred revenue.

        Subscription plans range in length from thirty days to one year. Subscription plan revenues are recognized on a straight-line basis using a daily convention method over the plan term. On Demand plans are for a one-year term and permit the customer to download up to a fixed number of digital content. On-demand revenues are recognized at the time the customer downloads the digital content on a per unit basis. Revenue related to unused digital content, if any, is recognized in full at the end of the plan term. Pay As You Go plans provide for individual image download. The Company recognizes revenue as the customer downloads images. Credit-pack plans are generally for a one-year term and enable the customer to purchase a fixed number of credits which can then be utilized to pay for downloaded digital content. The number of credits utilized for each download depends on the digital content size and format. Credit-pack revenues are recognized based on customer usage on a per credit basis as digital content is downloaded. Revenue related to unused credits, if any, is recognized in full at the end of the plan term. Most plans automatically renew at the end of the plan term unless the customer elects not to renew. The Company recognizes revenue from its four types of plans on a gross basis in accordance with the authoritative guidance on principal-agent considerations as the Company is the primary obligor in the arrangement, has latitude in establishing the product's price, performs a detailed review of the digital content before accepting it to its collection to ensure it is of high quality before it may be purchased by our customers, can reject contributor's images in its sole discretion, and has credit risk.

        Customers typically pay in advance (or upon commencement of the term) via credit card, wire or check. Fees paid or invoiced in advance are deferred and recognized as described above. Customers that do not pay in advance are invoiced and are required to make payment under standard credit terms. The Company does not generally offer refunds or the right of return to customers. There are situations in which a customer may receive a refund which is determined on a case-by-case basis.

        The Company also licenses digital content to customers through third party resellers. The Company contracts with third party resellers around the world to access markets where the Company does not have a significant presence. Third party resellers sell the Company's products directly to end-user customers and remit a fixed amount to the Company based on the type of plan sold. The terms of the reseller program indicate that the third party reseller is the primary obligor to the end-user customer and bears the risks and rewards as principal in the transaction. In assessing whether the Company's revenue should be reported on a gross or net basis with respect to our reseller program, the Company followed the authoritative guidance in ASC 605-45 Principal Agent Considerations. The Company recognizes revenue on a net basis in accordance with the type of plan sold, consistent with the plan descriptions above. The Company generally does not offer refunds or the right of return to resellers.

Cost of Revenue

        The Company's cost of revenue includes contributor royalties, credit card processing fees, image and video clip reviewer expenses, hosting and bandwidth expenses, amortization of content intangible assets, and depreciation of network equipment, which are the direct costs related to providing content to customers. Additionally, the Company includes an allocation of overhead costs primarily related to payroll, non-cash equity-based compensation, insurance, and facilities expenses based on headcount.

Contributor Royalties and Internal Sales Commissions

        Contributor royalties earned by a contributor are generally paid weekly or monthly once a customer has downloaded the contributor's digital content and the contributor's royalty account has reached a minimum dollar level. The Company expenses contributor royalties in the period during which a customer download occurs and includes the contributor royalties in cost of revenue.

        Internal sales commissions are generally paid in the month following collection or invoicing of the commissioned receivable. Internal sales commission expense is included in sales and marketing expense. Internal sales commissions are deferred and recognized over the expected future revenue stream which is generally up to twelve months. For the years ended December 31, 2010, 2011 and 2012, the Company deferred $352, $651, and $2,023, respectively, in internal sales commissions which is included in prepaid expenses and other current assets and amortized $256, $597 and $1,649, respectively, in internal sales commission expense which is included in sales and marketing expense.

Research and Development

        The Company expenses research and development costs as incurred, except for costs that are capitalized for certain software development projects that have demonstrated technological feasibility. Research and development costs are primarily comprised of development personnel salaries, equipment costs as well as allocated occupancy costs and related overhead. For the year ended December 31, 2010, the Company did not capitalize any software costs and all research and development costs were expensed as incurred. For the years ended December 31, 2011 and 2012, the Company capitalized $25 and $146, respectively, which is included in total capitalized software costs included in property and equipment.

Advertising Costs

        The Company expenses the cost of advertising and promoting its products as incurred. Such costs totaled $13,547, $25,176, and $32,648 for the years ended December 31, 2010, 2011 and 2012, respectively, which are included in sales and marketing expense.

Deferred Rent

        The Company records rent expense on a straight-line basis over the term of the related lease. The difference between the rent expense recognized and the actual payments made in accordance with the lease agreement is recognized as a deferred rent liability on the Company's balance sheet. As of December 31, 2011, the Company has recorded a deferred rent balance of $198 which is included in other non-current liabilities. As of December 31, 2012, the Company has recorded a deferred rent balance of $122, of which $68 is included in other liabilities as it relates to a 2013 office lease expiration and $54 is included in other non-current liabilities.

Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under our Value Appreciation Rights Plan ("VAR Plan") in the form of value appreciation rights (the "VAR Plan awards"). Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur in order to trigger a payment with respect to the VAR Plan awards. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Omnibus Equity Incentive Plan (the "2012 Plan").

        The Company measures and recognizes non-cash equity-based compensation expense for all equity-based payment awards made to employees based on estimated fair values. The value portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with a change of control condition, an evaluation is made at the grant date and future periods as to the likelihood of the condition being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the change of control conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options and other equity-based awards granted pursuant to the 2012 Plan, stock purchased pursuant to the Employee Stock Purchase Plan ("2012 ESPP") and the VAR Plan awards, which are discussed further in Note 9, Equity-Based Compensation.

        The determination of the grant date fair value using an option-pricing model requires judgment and as well as assumptions regarding a number of other complex and subjective variables. These variables include the Company's fair value of the common ownership interest pre-IPO, the Company's closing market price at the grant date post-IPO, the expected unit price volatility over the expected term of the awards, awards' exercise and cancellation behaviors, risk-free interest rates, and expected dividends, which are estimated as follows:

  •
  Fair Value of Common Stock/Membership Unit.  Prior to completion of the IPO, the Company's fair value of common ownership interest was estimated internally and approved by the Board of Managers ("BOM") because the Company was not publicly traded. The Company's intention upon granting VAR Plan awards was for the granted award to have exercisable price per unit that was not less than the per unit fair value of the Company's common equity on the date of grant. The valuations of the Company's common equity unit were prepared in accordance with the American Institute of Certified Public Accountants Statement on Standards for Valuation Services 1: Valuation of a Business, Business Ownership Interest, Security, or Intangible Asset. The assumptions used in the valuation model were based on future expectations combined with the Company's judgment. In the absence of a public trading market, the Company exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common equity unit as of the date of each VAR Plan award grant. Some but not all of these factors included operating and financial performance, current business conditions and projections, the hiring of key personnel, the Company's history and introduction of new functionality and services, the Company's stage of development, the likelihood of achieving a liquidity event for the common ownership interests, any adjustment necessary to recognize a lack of marketability for our common ownership interests, the market performance of comparable publicly traded companies, and U.S. and global capital market conditions. The Company also obtained independent third party valuations on a periodic basis. After October 11, 2012, the date the Company's common stock began trading on the New York Stock Exchange ("NYSE"), the grant date fair value for stock-based awards is based on the closing price of the Company's common stock on the NYSE on the date of grant and fair value for all other purposes related to stock-based awards shall be the closing price of the Company's common stock on the NYSE on the relevant date.

  •
  Expected Term.  The expected term is estimated using the simplified method allowed under Securities and Exchange Commission ("SEC") guidance.

  •
  Volatility.  As the Company does not have a trading history for its common ownership interest pre-IPO or a significant range of its common stock post-IPO, the expected price volatility for the common ownership interest and common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the VAR Plan awards and stock options granted post-IPO. Industry peers consist of several public companies similar in size, stage of life cycle and financial leverage. The Company did not rely on implied volatilities of traded options in the industry peers' common stock because the volume of activity was relatively low. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own common stock becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

  •
  Risk-free Interest Rate.  The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of for each award group.

  •
  Dividend Yield.  The Company has historically paid cash dividends or distributions to its members. Post-IPO, the Company does not intend to pay cash dividends or distributions in the foreseeable future. As a result, the Company used an expected dividend yield of zero.

        If any of the assumptions used in the Black-Scholes model changes significantly, the fair value for future awards may differ materially compared with the awards granted previously. The awards granted pursuant to the 2012 Plan, the 2012 ESPP and VAR Plan are subject to a time-based vesting requirement. The majority of stock option awards granted under the 2012 Plan vest over four years. The 2012 ESPP provides for purchase periods approximately every six months and a participant must be employed on the purchase date to participate in the 2012 ESPP. The VAR Plan awards had a condition that a change of control (as defined in the VAR Plan) must occur for a payment to trigger with respect to the VAR Plan awards. In connection with the Company's Reorganization, all of the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. As of December 31, 2011, no equity-based compensation expense had been recognized with respect to the VAR Plan awards because the qualifying event had not occurred. As of December 31, 2010, there were no VAR Plan awards outstanding. As a result of the completion of the IPO, the Company began recording share-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant date fair value of the VAR Plan awards that were exchanged for options to purchase shares of common stock of Shutterstock, Inc. as part of the Company's Reorganization.

        For any equity-based awards that qualified for liability classification pre-IPO, the Company has elected to use the intrinsic value method to value the common membership interest in accordance with authoritative guidance on stock compensation. See Note 9, Equity-Based Compensation, for further information.

Income Taxes

        The Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes for all periods prior to its Reorganization on October 5, 2012. For all periods prior to the Reorganization, the Company recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. However, the Company was subject to taxation on allocable portions of its net income or other taxes based on various methodologies employed by taxing authorities in certain localities. The Company generally made monthly dividend distributions to its members under the terms of the LLC's operating agreement, subject to the Company's operating cash needs.

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense beginning October 6, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811.

        The Company will file tax returns as a partnership for the period from January 1, 2012 through October 5, 2012 and will file tax returns as a corporation for the period from October 6, 2012 through December 31, 2012. Significant management judgment is required in projecting ordinary income/(loss) in order to determine the Company's estimated effective tax rate.

        The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company's tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The reserves are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit or lapses in statutes of limitations. Any reserve for uncertain tax provisions is included in the income tax provision. Penalties and interest, if any, on uncertain tax positions are included in income tax expense. During the year ended December 31, 2010, the Company did not record any unrecognized tax benefits. During the years ended December 31, 2011 and 2012, the Company recorded an unrecognized tax benefit in the amount of $60 and $745, respectively, for uncertain tax positions related to tax positions taken in prior years, a portion of which relates to tax refund claims. To the extent these unrecognized tax benefits are ultimately recognized, the Company's effective tax rate may be impacted in future periods.

        The Company recognizes interest expense and tax penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of operations. The Company did not accrue or pay any interest or penalties related to unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012.

        The Company assessed the realizability of deferred tax assets and determined that based on the available evidence, including a history of taxable income and estimates of future taxable income, it is more likely than not that the deferred tax assets will be realized. The Company will continue to evaluate its ability to realize deferred tax assets on a quarterly basis. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. In the event that actual results differ from these estimates, the Company will adjust these estimates in future periods which may result in a change in the effective tax rate in a future year.

        The Company is subject to certain compliance requirements for non-income taxes, including payroll, value-added and sales-based taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's consolidated financial statements.

Net Income Per Share

        Basic net income per share is computed by dividing the net income attributable to common stockholders/members by the weighted average number of common shares outstanding during the period. The Company applies the two-class method for calculating and presenting income per share. Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their contractual participating rights to share in the earnings as if all of the earnings for the period have been distributed. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Any potential issuance of common shares, including those that are contingent and do not participate in dividends, are excluded from weighted average number of common shares outstanding. Undistributed net income (loss) for a given period is apportioned to participating members based on the weighted-average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted-average number of these securities outstanding during the period. Income available to common stockholders/members is computed by deducting dividends paid to preferred members, accretion to redemption value on preferred members shares, less income allocated to participating securities including unvested shares for the restricted award holder since these unvested shares have participating rights. See Note 9, Equity-Based Compensation, for further discussion.

        Diluted net income per share is computed by dividing the net income available to common stockholders/members adjusted for any changes in income that would result from the assumed conversion of the potential common shares by the weighted average common shares outstanding and all potential common shares, if they are dilutive. The Company had no assumed shares available to purchase for the years ended December 31, 2010 and 2011. Diluted net income available to common stockholders/members for the year ended December 31, 2012 includes the effect of 1,789,318 shares to purchase, while 106,500 shares to purchase were excluded since they were anti-dilutive.

        A reconciliation of assumed exercised shares used in calculating basic and diluted income (loss) share available to common stockholders/members follows:

	Year Ended December 31,
	2010	2011	2012
Basic	20,770,041	20,849,242	23,785,299
Stock options and employee stock purchase plan shares	—	—	47,924
Unvested restricted stock awards	—	—	—

Diluted	20,770,041	20,849,242	23,833,223

Segment Reporting

        The Company has identified four operating segments. These four operating segments have been aggregated into one reportable segment based on the aggregation criteria within the authoritative guidance on segment reporting. The Company considered the similarity of the product sold, the distribution processes involved, targeted customers, and economic characteristics among the four operating segments in its aggregation criteria evaluation. The operating segments share operational support functions such as sales, marketing, public relations, various research and development and engineering support, in addition to the general and administrative functions of human resources, legal, finance and information technology.

        The following represents our geographic revenue based on customer location:

	Year Ended December 31,
	2010	2011	2012
North America	$28,631	$40,536	$59,963
Europe	33,796	47,967	62,943
Rest of the world	20,546	31,768	46,710

Total revenue	$82,973	$120,271	$169,616

        Included in North America is the United States which comprises 31%, 30%, and 32% of total revenue for years ended December 31, 2010, 2011, and 2012, respectively. No other country accounts for more than 10% of the Company's revenue in any period. All long-lived assets are located in North America.

Foreign Currency Transactions

        The Company has determined that the U.S. Dollar is its functional currency worldwide and therefore does not have any foreign currency translation adjustment. The Company does provide for customers in select countries to pay for licenses in local currency. These local currency payments are converted into U.S. Dollars at the rate prevailing on the date of the transaction. Any refund for these transactions could result in a foreign currency transaction gain or loss depending on the movement of the foreign currency between the purchase date and the refund date. During the years ended December 31, 2010, 2011 and 2012, the Company's foreign currency transaction activity was immaterial to the financial statements.

Comprehensive Income (Loss)

        Comprehensive income (loss) includes certain changes in stockholders' equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. The Company's net income equals comprehensive income for the years ended December 31, 2010, 2011, and 2012.

Recently Issued Accounting Standard Updates

        None of the recently issued accounting standard updates are expected to have a material impact.

Information About Revenue By Geographic Area	6 Months Ended
Jun. 30, 2013
Information About Revenue By Geographic Area
Information About Revenue By Geographic Area

(2) Information About Revenue By Geographic Area

        The following represents our revenue based on customer location:

	Six Months Ended June 30,
	2012	2013
North America	$27,610	$39,201
Europe	29,578	39,181
Rest of the world	21,011	29,544

Total revenue	$78,199	$107,926

        Included in North America is the United States which comprises 33% and 32% of total revenue for the six months ended June 30, 2012 and 2013, respectively. No other country accounts for more than 10% of the Company's revenue in any period. All long-lived assets are located in the United States.

Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(3) Goodwill and Intangible Assets

        The Company's goodwill balance is attributable to its Bigstockphoto, Inc. ("Bigstock") reporting unit and is tested for impairment at least annually on October 1 or upon a triggering event. There have been no changes in the carrying amount of goodwill through June 30, 2013.

        Intangible assets consist of the following as of December 31, 2012 and June 30, 2013:

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Patents	193	(11)	182	17
Domain name	86	(3)	83	15

Total	$1,829	$(789)	$1,040

	As of June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
	(unaudited)
Amortizing intangible assets:
Customer relationship	$600	$(561)	$39	4
Trade name	400	(105)	295	14
Contributor content	450	(113)	337	15
Non-compete agreement	100	(100)	—	3
Patents	193	(16)	177	17
Domain name	86	(6)	80	15

Total	$1,829	$(901)	$928

        Amortization expense was $124 and $112 for the six months ended June 30, 2012 and 2013, respectively. The Company also determined that there was no indication of impairment for the intangible assets for all periods presented. Estimated amortization expense for the next five years is: $77 for the remaining six months of 2013, $78 in 2014, $78 in 2015, $78 in 2016, $78 in 2017 and $539 thereafter.

(2) Goodwill and Intangible Assets

        The Company's goodwill balance is attributable to its Bigstock reporting unit and is tested for impairment at least annually on October 1 or upon a triggering event. There have been no changes in the carrying amount of goodwill through December 31, 2012.

        Intangible assets consist of the following as of December 31, 2011 and 2012:

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(338)	$262	4
Trade name	400	(64)	336	14
Contributor content	450	(68)	382	15
Non-compete agreement	100	(75)	25	3
Domain name	25	(1)	24	15

Total	$1,575	$(546)	$1,029

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Domain name	86	(3)	83	15
Patents	193	(11)	182	17

Total	$1,829	$(789)	$1,040

        During 2011, the Company acquired a domain name for $25 which is being amortized over fifteen years. During the first quarter of 2012, the Company acquired patents for $193, which will be amortized over sixteen to nineteen years. The patents were put into service in April 2012. During the third and fourth quarters of 2012, the Company acquired domain names for $10 and $50, respectively. These domain names were put into service in the same periods of purchase and will be amortized over fifteen years. Amortization expense related to the intangible assets was $242, $244 and $243 for the years ended December 31, 2010, 2011, and 2012, respectively. The Company also determined that there was no indication of impairment for the intangible assets for all periods presented. Estimated amortization expense for the next five years is: $191 in 2013, $78 in each fiscal year 2014 through 2017 and $537 thereafter.

        Based on a combination of factors that occurred in the second quarter of 2012 within the Company's Bigstock reporting unit, primarily a change in financial projections and business strategy including the re-allocation of certain technology-related personnel to a different reporting unit and a shift in marketing strategy, management concluded that a triggering event had occurred indicating potential impairment in the Bigstock reporting unit, and accordingly performed a step 1 impairment test based on ASC 350, Intangibles—Goodwill and Other.

        The Company performed its annual assessment on October 1, 2012. The Company estimated the fair value of the reporting unit using a discounted cash flow projection (also referred to as the income approach). The income approach uses a reporting unit's projection of estimated future operating results and cash flows discounted to a net present value. The Company's significant assumptions utilized in the income approach included estimated weighted-average cost of capital from a market participant point of view, projected revenues and operating expenditures which take into account expected operating margin efficiencies gained through cost reduction strategies, projected capital expenditures, and projected working capital changes. The projections were based on management's best estimates of economic and market conditions over the projected period. The Company bases its fair value estimates on assumptions it believes to be reasonable, but which are unpredictable and inherently uncertain. Future changes to the projected financial information or other significant assumptions including the weighted-average cost of capital could have a negative result on the Bigstock reporting unit's fair value.

        As a result of performing the step 1 tests for goodwill impairment, management concluded that the fair value of the Bigstock reporting unit exceeded the carrying value. Therefore, there was no requirement to perform step 2 of the analysis and it was concluded that there is no impairment of goodwill for the Bigstock reporting unit. Long-lived assets held in the Bigstock reporting unit were also tested for recoverability in the second quarter of 2012, as a result of the triggering event, and no impairment was identified.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment
Property and Equipment

(4) Property and Equipment

        Property and equipment is summarized as follows:

	December 31, 2012	June 30, 2013
Computer equipment and software	$8,971	$10,050
Furniture and fixtures	806	881
Leasehold improvements	484	888

Property and equipment	10,261	11,819
Less accumulated depreciation	(5,006)	(5,041)

Property and equipment, net	$5,255	$6,778

        Depreciation expense amounted to $1,036 and $1,613 for the six months ended June 30, 2012 and 2013, respectively. Depreciation expense is included in cost of revenue and general and administrative expense based on the nature of the asset.

(3) Property and Equipment

        Property and equipment is summarized as follows:

	December 31,
	2011	2012
Computer equipment and software	$5,537	$8,971
Furniture and fixtures	522	806
Leasehold improvements	395	484

Property and equipment	6,454	10,261
Less accumulated depreciation	(2,610)	(5,006)

Property and equipment, net	$3,844	$5,255

        Depreciation expense amounted to $632, $1,276, and $2,397, for the years ended December 31, 2010, 2011 and 2012, respectively. Depreciation expense is included in cost of revenue and general and administrative expense based on the nature of the asset.

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses
Accrued Expenses

(5) Accrued Expenses

        Accrued expenses consisted of the following:

	December 31, 2012	June 30, 2013
Royalty tax withholdings	$4,644	$4,976
Non-income taxes	3,567	5,394
Accrued compensation	4,246	3,752
Accrued marketing	588	393
Professional fees	469	355
Other accrued expenses	2,092	1,987

Total accrued expenses	$15,606	$16,857

(4) Accrued Expenses

        Accrued expenses consisted of the following:

	December 31,
	2011	2012
Royalty tax withholdings	$4,126	$4,644
Professional fees	1,332	469
Non-income taxes	1,742	3,567
Accrued compensation	2,391	4,246
Accrued marketing	183	588
Other accrued expenses	1,101	2,092

Total accrued expenses	$10,875	$15,606

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

(6) Income Taxes

        The Company's effective tax rates for the six month periods ended June 30, 2012 and 2013 are 2.3% and 40.6%, respectively. The Company incurred a discrete tax expense relating to a change in its state apportionment percentage during the six months ended June 30, 2013, which increased the effective tax rate by 1.3%. Excluding this discrete expense, the effective rate would have been 39.3%. The Company has computed the provision for income taxes based on the estimated annual effective tax rates and the application of discrete items, if any, in the period applicable. Effective with the Reorganization on October 5, 2012, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense. For all periods prior to the Reorganization, the Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes and recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. The effective tax rate differs from the statutory tax rate due primarily to non-deductible expense related to non-cash equity-based compensation, and meals and entertainment.

        During the six months ended June 30, 2012 and 2013, the Company recorded an unrecognized tax benefit in the amount of $18 and $973, respectively, for uncertain tax positions taken in prior years. To the extent these unrecognized tax benefits are ultimately recognized, the Company's effective tax rate may be impacted in future periods.

        The Company recognizes interest expense and tax penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of operations. The Company did not accrue any interest or penalties related to unrecognized tax benefits for the six months ended June 30, 2012. The Company accrued interest and penalties in the amount of $11 related to unrecognized tax benefits for the six months ended June 30, 2013.

(5) Income Taxes

        The following table summarizes the consolidated provision for income taxes:

	Year Ended December 31,
	2010	2011	2012
Current:
Federal provision	$—	$—	$4,329
State & local provision	1,169	723	1,233
Deferred:
Federal (benefit)	—	—	(29,772)
State & local (benefit) provision	(293)	253	(1,528)

Provision (benefit) for income taxes	$876	$976	$(25,738)

        The provision for income taxes differs from statutory income tax rate as follows:

	Year Ended December 31,
	2010	2011	2012
U.S. income tax at federal statutory rate	—%	—%	35.00%
State and local taxes, net of federal benefit	4.00%	4.00%	2.84%
Benefit from change in tax status	—%	—%	(31.36)%
LLC income not subject to federal and state tax	—%	—%	(131.83)%
Non-deductible—restricted stock	—%	—%	7.25%
Non-deductible—other	0.40%	0.50%	0.34%

Total provision (benefit) for income taxes	4.40%	4.50%	(117.76)%

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense beginning October 6, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811.

        The Company's tax effects of temporary differences and tax carryforwards that give rise to significant portions of the deferred tax assets are presented below:

	Year Ended December 31,
	2011	2012
Deferred tax assets:
Deferred revenue	$547	$14,237
Intangible amortization	—	14,861
Non-income tax reserve	91	2,576
Non-cash equity-based compensation	60	1,136
Other liabilities	10	384

Net deferred tax assets	708	33,194
Deferred tax liabilities:
Depreciation and amortization	(6)	(1,195)

Net deferred tax assets	$702	$31,999

        The following table summarizes changes to the Company's unrecognized tax benefits as follows:

	Year Ended December 31,
	2011	2012
Balance of unrecognized tax benefits at January 1	$—	$60
Gross additions for tax positions for prior years	—	18
Gross additions for tax positions for current year	60	727
Gross expirations	—	—
Gross settlements	—	—

Balance of unrecognized tax benefits at December 31	$60	$805

        There was no unrecognized tax benefit recorded during the year ended December 31, 2010. The liability for unrecognized tax benefits is included in other non-current liabilities. The Company has no on-going tax examinations. The Company is no longer subject to U.S. Federal or state and local tax examinations by tax authorities for years before 2008. The Company does not anticipate significant changes to its uncertain tax positions through the next fiscal year.

Term Loan Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Term Loan Facility
Term Loan Facility

(7) Term Loan Facility

        On September 21, 2012, the Company entered into a Loan and Security Agreement with Silicon Valley Bank providing for a $12,000 term loan facility, which the Company refers to as the term loan facility. On December 24, 2012, the Company paid down $6,000 of the term loan facility. On March 25, 2013, the Company paid off the remaining $6,000 of the loan facility. At December 31, 2012 and June 30, 2013, the Company recorded accrued interest in the amount of $3 and $0, respectively, which is included in accrued expenses.

        The Company capitalizes costs directly associated with acquiring third party financing. As of December 31, 2012, deferred financing costs, net of accumulated amortization, were $125. During the six months ended June 30, 2013, the Company accelerated and recognized $125 as a result of paying off the term loan facility.

        The Company was in compliance with the financial covenants and other covenants applicable to it under the term loan facility prior to paying off the term loan facility on March 25, 2013.

(6) Term Loan Facility

        On September 21, 2012, the Company entered into a loan and security agreement with Silicon Valley Bank providing for a $12,000 term loan facility, which the Company refers to as the term loan facility. The Company will use the net proceeds from the term loan facility for working capital and general business purposes. The term loan facility provides for a term loan of $12,000 and matures on the earlier of (i) September 21, 2013 and (ii) the date on which such facility is accelerated following the occurrence of an event of default. The term loan facility provides for interest on the term loan, at the Company's option, at the prime rate as published in the Wall Street Journal minus 0.75%, or a LIBOR-based rate plus a margin of 2.00%. The Company generally selects the one-month LIBOR-based rate. On February 21, 2013, the Company selected the one-month LIBOR-based rate in connection with the reset of its term loan facility. The newly selected rate expires on March 21, 2013 at which time the Company can select a new interest rate option. On December 24, 2012, the Company paid down $6,000 of the term loan facility.

        The term loan facility includes financial covenants of a minimum EBITDA determined quarterly, measured on a trailing 12 month basis and a minimum liquidity requirement. The term loan also includes customary negative and affirmative covenants including, among others, limitations on the Company's ability to: (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations (other than the Reorganization); or (vii) change its business.

        Amounts under the term loan facility may become due upon certain events of default including, among others, failure to comply with the term loan facility's covenants, bankruptcy, default on certain other indebtedness or a change in control. The default rate under the term loan facility is an additional 2.00% per annum over the otherwise applicable rate. All obligations under the term loan facility are secured by substantially all of the Company's assets, other than its intellectual property.

        At December 31, 2012, the Company was in compliance with the financial covenants and other covenants applicable to it under the term loan facility and the outstanding term loan facility balance was $6,000. At December 31, 2012, the Company recorded accrued interest in the amount of $3, which is included in accrued expenses at December 31, 2012.

        The Company capitalizes costs directly associated with acquiring third party financing. Deferred financing costs are included in prepaid expenses and other current assets and are amortized on a straight-line basis as interest expense over the term of the related indebtedness. In cases where amounts borrowed are paid in advance, financing costs related to the amount borrowed are accelerated. As of December 31, 2012, deferred financing costs, net of accumulated amortization were $125.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

(8) Commitments and Contingencies

        The Company leases facilities under agreements accounted for as operating leases. Rental expense, inclusive of operating leases, for the six months ended June 30, 2012 and 2013 was $720 and $1,029, respectively. Some leases have defined escalating rent provisions, which are expensed over the term of the related lease on a straight-line basis commencing with the date of possession. Any rent allowance or abatement is netted in this calculation. All leases require payment of real estate taxes and operating expense.

        On March 21, 2013, the Company entered into an operating lease agreement to lease new office facilities in New York, New York. The lease commencement date shall be the later of August 1, 2013 and the date the Company takes possession; therefore, no expense was recorded during the six months ended June 30, 2013. The Company also entered into a letter of credit in the amount of $1,829 as a security deposit for the leased facilities. The letter of credit was collateralized by $1,829 of cash as of June 30, 2013, and as such, is reported as restricted cash on the consolidated balance sheet. The lease term is eleven years from the commencement date and aggregate future minimum lease payments are approximately $42,200.

Capital Expenditures

        For the six months ended June 30, 2012 and 2013, the Company spent approximately $2,100 and $2,000, respectively, for servers and related hardware to accommodate increased business volume. The additions are included in "Assets—Property and equipment, net" on the balance sheet. As of June 30, 2013, the Company had no significant committed purchases related to data server equipment.

Unconditional Purchase Obligations

        As of December 31, 2012 and June 30, 2013, the Company had unconditional purchase obligations in the amount of $3,409 and $2,250, which consisted primarily of contracts related to infrastructure services and contractual commitments for marketing services.

        As of December 31, 2012, the Company's unconditional purchase obligations for the years ending December 31, 2013, 2014 and 2015 are $2,274, $943 and $192, respectively. As of June 30, 2013, the Company's unconditional purchase obligations for the remainder of 2013 and for the years ending December 31, 2014 and 2015 are $991, $1,063 and $196, respectively.

Legal Matters

        From time to time, the Company may become party to litigation in the ordinary course of business. The Company assesses the likelihood of any adverse judgments or outcomes with respect to these matters and determines loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, the Company considers other relevant factors that could impact its ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. The Company's reserves may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and threats of litigation, investigations and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company currently has no material active litigation matters and, as such, no material reserves related to litigation. In addition, the Company receives, from time to time, inquiries related to potential intellectual property infringement matters. To date, the outcome of these inquiries has not had a material impact on the Company's operations or financial results.

Indemnifications

        In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to customers with respect to certain matters, including, but not limited to, losses arising out of the breach of the Company's intellectual property warranties for damages to the customer directly attributable to the Company's breach. The Company is not responsible for any damages, costs, or losses to the extent such damages, costs or losses arise as a result of the modifications made by the customer or the context in which an image is used. The standard maximum aggregate obligation and liability to any one customer for all claims is limited to $10. The Company offers certain of its customers greater levels of indemnification, including, in some cases, unlimited indemnification. As of December 31, 2012 and as of June 30, 2013, the Company has recorded no liabilities related to indemnification obligations in accordance with the authoritative guidance for loss contingencies. Additionally, the Company believes that it has the appropriate insurance coverage in place to adequately cover such indemnification obligations, if necessary.

Employment Agreements

        The Company has entered into employment and change of control arrangements with certain executive officers and with certain employees. The agreements specify various employment-related matters, including annual compensation, performance incentive bonuses, and severance benefits in the event of termination with or without cause.

(7) Commitments and Contingencies

        The Company leases facilities under agreements accounted for as operating leases. Rental expense for operating leases for the years ended December 31, 2010, 2011, and 2012 was approximately $872, $1,113 and $1,799, respectively. Some leases have defined escalating rent provisions, which are expensed over the term of the related lease on a straight-line basis commencing with the date of possession. Any rent allowance or abatement is netted in this calculation. All leases require payment of real estate tax and operating expense increases.

        Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2012 are as follows:

Year Ending December 31	Operating Leases
2013	$1,669
2014	418
2015	209
2016	—
Thereafter	—

Total minimum lease payments	$2,296

Capital Expenditures

        For the years ended December 31, 2011 and 2012, the Company spent approximately $1,900 and $2,575, respectively, for servers and related hardware to accommodate increased business volume. The additions are included in "Assets—Property and equipment, net" on the balance sheet. As of December 31, 2012, the Company had no significant committed purchases related to data server equipment.

Unconditional Purchase Obligations

        As of December 31, 2012, the Company had unconditional purchase obligations in the amount of $3,409, which consisted primarily of contracts related to infrastructure services and contractual commitments for software licenses and marketing services. As of December 31, 2012, the Company's unconditional purchase obligations for the years ending December 31, 2013, 2014 and 2015 are $2,274, $943 and $192, respectively.

Legal Matters

        From time to time, the Company may become party to litigation in the ordinary course of business. The Company assesses the likelihood of any adverse judgments or outcomes with respect to these matters and determines loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, the Company considers other relevant factors that could impact its ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. The Company's reserves may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and threats of litigation, investigations and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company currently has no reserves related to such litigation, and no active litigation matters. In addition, the Company receives, from time to time, inquiries related to potential intellectual property infringement matters. To date, the outcome of these inquiries has not had a material impact on the Company's operations or financial results.

Indemnifications

        In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to customers with respect to certain matters, including, but not limited to, losses arising out of the breach of Company's intellectual property warranties for damages to the customer directly attributable to the Company's breach. The Company is not responsible for any damages, costs, or losses to the extent such damages, costs or losses arise as a result of the modifications made by the customer, or the context in which an image is used. The standard maximum aggregate obligation and liability to any one customer for all claims is limited to $10. The Company offers certain of its customers greater levels of indemnification, including unlimited indemnification. As of December 31, 2011 and 2012, the Company has recorded no liabilities related to indemnification obligations in accordance with the authoritative guidance for loss contingencies. Additionally, the Company believes that it has the appropriate insurance coverage in place to adequately cover such indemnification obligations, if necessary.

Employment Agreements and Indemnification Agreements

        The Company has entered into employment arrangements and indemnification agreements with certain executive officers and with certain employees. The agreements specify various employment-related matters, including annual compensation, performance incentive bonuses, and severance benefits in the event of termination with or without cause. The Company's employment agreement between the former Bigstock owner and the Company expired in 2010.

Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

(9) Employee Benefit Plans

        The Company has a 401(k) defined contribution plan ("401(k) Plan") and provides for annual discretionary employer matching contributions not to exceed 3% of employees' compensation per year. Matching contributions also are fully vested and non-forfeitable at all times.

        The Company recorded employer matching contributions of $269 and $317 for the six months ended June 30, 2012 and 2013, respectively.

(8) Employee Benefit Plans

        The Company previously maintained a Simple IRA plan ("IRA Plan") that covered all eligible employees. The plan was implemented on June 7, 2007. The Company provided for annual discretionary employer matching contributions not to exceed 3% of employees' compensation for the year. Matching contributions were fully vested and non-forfeitable.

        The Company terminated the IRA Plan on December 31, 2010 and replaced it with a 401(k) defined contribution plan ("401(k) Plan"). Similar to the IRA Plan, the Company provides for annual discretionary employer matching contributions not to exceed 3% of employees' compensation for the year. Matching contributions also are fully vested and non-forfeitable.

        The Company recorded $77, $221 and $412 of employer matching contributions for the years ended December 31, 2010, 2011, and 2012, respectively.

Equity-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity-Based Compensation
Equity-Based Compensation

(10) Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its VAR Plan in the form of value appreciation rights. Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. For the convenience of communicating the issuance of VAR Plan awards to employees, the BOM designated a total of 3,000,000 notional units for the VAR Plan to represent 10% of the Company's overall equity. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur for a payment to trigger with respect to the VAR Plan awards. Payment could occur in the form of cash, units or other securities at the discretion of the BOM and was equal to the appreciation in value over the participant's grant date price. The determination of the type of payment was subject to the discretion of the Company and not the holder. Additionally, the Company has never settled any VAR units with cash. As a result, the VAR units were accounted for as equity awards. Given the change-of-control condition, there was no equity-based compensation charge recorded for the six months ended June 30, 2012. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Plan.

        The Company's VAR Plan awards were made in the form of notional units and were exchanged for options to purchase shares of common stock of Shutterstock, Inc. at the time of the Reorganization. Since the Reorganization, equity grants have been in the form of options to purchase common stock of Shutterstock, Inc. The following table represents a summary of the Company's stock option activity for the six months ended June 30, 2013:

	Plan Options	Weighted Average Exercise Price
Options outstanding at December 31, 2012	1,692,282	$16.11
Options granted	293,100	42.07
Options exercised	(105,313)	15.34
Options cancelled or forfeited	(34,745)	18.93

Options outstanding at June 30, 2013	1,845,324	$20.23

Vested and exercisable at June 30, 2013	560,372	$15.43

        The intrinsic value of the total stock options outstanding at December 31, 2012 and at June 30, 2013 was approximately $16,700 and $65,600, respectively. The intrinsic value of the total stock options vested and exercisable at December 31, 2012 and at June 30, 2013 was approximately $4,300 and $22,600, respectively. No stock options expired during the year ended December 31, 2012 or the six months ended June 30, 2013.

        The following weighted average assumptions were used in the fair value calculation for the six months ended June 30, 2012 and 2013:

	Six Months Ended June 30,
	2012	2013
Expected term (in years)	5.2 - 6.3	6.3
Volatility	49%	49%
Risk-free interest rate	1.1 - 1.6%	1.0 - 1.5%
Dividend yield	0%	0%

        There was no non-cash equity-based compensation in connection with the 2012 Plan for the six months ended June 30, 2012. The Company recognized non-cash equity-based compensation expense of $1,744, net of forfeitures, in connection with the vesting of stock options during the six months ended June 30, 2013. As of June 30, 2013, the total unrecognized compensation charge related to 2012 Plan non-vested options is approximately $11,500, which is expected to be recognized through fiscal year 2017.

        On August 17, 2010, the Company entered into a Profits Interest Agreement with an executive whereby the Company issued a membership interest in the Company in consideration of future services to be rendered. The profits interest grant was to vest over a six year period. Upon consummation of the Reorganization, the vested portion of the profits interest was exchanged for shares of common stock of Shutterstock, Inc. and the liability relating to the vested portion of the profits interest, in the amount of $5,147, was re-classed to equity. The unvested portion of the profits interest was exchanged for shares of restricted stock having the same vesting terms as the profits interest.

        On June 3, 2013, the Company issued 10,000 restricted stock units pursuant to the 2012 Plan. The restricted stock units vest 25% on the first anniversary of the relevant vesting commencement date and the remaining 75% vest quarterly over three years thereafter. The restricted stock units are accounted for as equity awards and expensed based on the fair value on the date of grant over the four year vesting period.

        The Company recognized non-cash equity-based compensation expense of $2,157 during the six months ended June 30, 2012 related to the profits interest award and recognized non-cash equity-based compensation expense of $536 during the six months ended June 30, 2013 related to the vesting of restricted stock/restricted stock units.

        As of June 30, 2013, the total unrecognized compensation charge related to the restricted stock/restricted stock units is approximately $3,300, which is expected to be recognized through fiscal year 2017.

        On October 10, 2012, the Company's 2012 ESPP became effective. There was no non-cash equity-based compensation in connection with the 2012 ESPP for the six months ended June 30, 2012. The Company recognized non-cash equity-based compensation expense of $290, net of estimated forfeitures, in connection with the 2012 ESPP for the six months ended June 30, 2013. As of June 30, 2013, 73,717 shares have been issued under the 2012 ESPP.

        The following table summarizes non-cash equity-based compensation expense included in the Company's statement of operations for the six months ended June 30, 2012 and 2013:

	Six Months Ended June 30,
	2012	2013
Cost of revenue	$—	$165
Sales and marketing	—	507
Product development	—	584
General and administrative	2,157	1,314

Total	$2,157	$2,570

(9) Equity-Based Compensation

2012 Omnibus Equity Incentive Plan

        On October 10, 2012, the Company's 2012 Plan became effective. The 2012 Plan provides for the grant of incentive stock options to Company employees, and for the grant of non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units and performance shares to employees, directors and consultants. The maximum aggregate number of shares that may be issued under the 2012 Plan is 6,750,000 shares of common stock. The number of shares available for issuance under the 2012 Plan will be increased annually commencing January 1, 2013 by an amount equal to the lesser of 1,500,000 shares of common stock, 3% of the outstanding shares of common stock as of the last day immediately preceding fiscal year, or such other amount as determined by the Company's board of directors. Any awards issued under the 2012 Plan that are forfeited by the participant, will become available for future grant under the 2012 Plan. In connection with the Company's reorganization to a corporation, the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. granted pursuant to the Company's 2012 Plan.

Employee Stock Purchase Plan

        On October 10, 2012, the Company's 2012 ESPP became effective. The 2012 ESPP provides participating employees with the option to purchase common stock through payroll deductions of up to 15% of eligible compensation and a maximum purchase of 1,000 shares during each offering period. The common stock is purchased at 85% of the lower of the fair market value of common stock on (1) the first trading day of the offering period, or (2) the last day of the offering period. The offering periods generally start on the first trading day on or after June 1 and December 1 of each year; however, the first such offering period commenced on October 10, 2012, the date the Company's Registration Statement was declared effective. An employee will not be granted rights to purchase common stock if an employee immediately after the grant would own stock possessing 5% or more of the total combined voting power or value of all classes of the Company's capital stock or holds rights to purchase stock under all of the Company's employee stock purchase plans that would accrue at a rate that exceeds $25 worth of stock for each calendar year. The Company has reserved 2,000,000 shares for issuance under the 2012 ESPP. The number of shares available for issuance under the 2012 ESPP provides for an annual increase commencing January 1, 2013 by an amount equal to the lesser of 1,000,000 shares of common stock, 3% of the outstanding shares of our common stock as of the last day immediately preceding fiscal year, or such other amount as determined by the Company's board of directors. As of December 31, 2012, no shares had been issued under the 2012 ESPP.

        The Company estimates the fair value of purchase rights under the 2012 ESPP using the Black-Scholes valuation model. The fair value of each purchase right under the 2012 ESPP was estimated on the date of grant using the Black-Scholes option valuation model and the straight-line attribution approach with the following weighted-average assumptions:

Period from October 10, 2012 to December 31, 2012
Expected term (in years)	0.64
Volatility	49%
Risk-free interest rate	0.15%
Dividend yield	—

        There was no non-cash stock-based compensation in connection with the 2012 ESPP for the years ended December 31, 2010 and 2011. The Company has recognized a non-cash stock-based compensation expense of $134, net of estimated forfeitures, in connection with the 2012 ESPP for the year ended December 31, 2012.

Value Appreciation Rights Plan

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its VAR Plan in the form of value appreciation rights. Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. For the convenience of communicating the issuance of VAR Plan awards to employees, the BOM designated a total of 3,000,000 notional units for the VAR Plan to represent 10% of the Company's overall interest. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur for a payment to trigger with respect to the VAR Plan awards. Payment could occur in the form of cash, units or other securities at the discretion of the BOM and are equal to the appreciation in value over the participant's grant date price. The determination of the type of payment was subject to the discretion of the Company and not the holder. Additionally, the Company has never settled any VAR units with cash. As a result, the VAR units were accounted for as equity awards. Given the change-of-control condition, there was no equity-based compensation charge recorded for the year ended December 31, 2011. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Plan.

        The Company's VAR Plan awards were made in the form of notional units and were exchanged for options to purchase shares of common stock of Shutterstock, Inc. upon the Reorganization. The following is a summary of these awards and weighted average exercise price per option/notional unit:

	Plan Options/Units	Weighted Average Exercise Price
Units outstanding at December 31, 2010	—	$—
Units granted	1,370,500	15.08
Units exercised	—	—
Units cancelled or forfeited	(26,000)	14.21

Units outstanding at December 31, 2011	1,344,500	$15.10
Options/Units granted	418,000	19.38
Options/Units exercised	—	—
Options/Units cancelled or forfeited	(70,218)	21.15

Options outstanding at December 31, 2012	1,692,282	$16.11

        As of December 31, 2011, no VAR Plan notional units were exercised or exercisable as no qualifying event had occurred. As of December 31, 2012, no options were exercised. The intrinsic value of the VAR Plan notional units outstanding at December 31, 2011 and the total stock options at December 31, 2012 was approximately $2,100 and $16,700, respectively. No stock options or VAR Plan notional units expired during the years ended December 31, 2011 and 2012. The following is a summary of the Company's non-vested stock options/VAR Plan notional units:

	Plan Options/Units	Weighted Average Grant Date Fair Value
Unvested units at December 31, 2010	—	$—
Units granted	1,370,500	5.11
Units vested	—	—
Units cancelled or forfeited	(26,000)	4.83

Units outstanding at December 31, 2011	1,344,500	$5.48
Options/Units granted	418,000	8.73
Options/Units vested	(435,939)	5.29
Options/Units cancelled or forfeited	(70,218)	8.08

Unvested options at December 31, 2012	1,256,343	$6.58

        The following weighted average assumptions were used in the fair value calculation for the years ended December 31, 2011 and 2012:

	Year Ended December 31, 2011	Year Ended December 31, 2012
Expected term (in years)	5.5–6.6	5.2–6.3
Volatility	44%–47%	49%
Risk-free interest rate	1.4%–2.9%	1.0%–1.6%
Dividend yield	0%	0%

        Following the Reorganization, the VAR Plan awards were exchanged for options to purchase shares of the Company's common stock having the same time-based vesting schedules, which range from one to six years. The VAR Plan awards that were granted and outstanding as of the Reorganization date were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. As a result of the Reorganization, the Company recognized a non-cash stock-based compensation expense of $2,412, net of estimated forfeitures, in connection with a one-time acceleration charge as a result of the removal of the change of control condition. Since the Reorganization through December 31, 2012, the Company has also recognized a non-cash stock-based compensation expense of $618, net of estimated forfeitures, in connection with the normal service vesting of stock options.

        As of December 31, 2012, the total unrecognized compensation charge related to 2012 Plan non-vested options is approximately $7,300, which is expected to be recognized through fiscal year 2017.

Profits Interest Awards

        On June 7, 2007, the Company entered into an Employment Agreement with an executive of the Company whereby the executive received an 8.5% membership interest in the Company in consideration of future services to be rendered over a thirty-six month period starting on July 1, 2007. The Company recorded a compensation charge of $917, which is included in general and administrative, during the year ended December 31, 2010, related to this membership interest award based upon the award's fair market value on the date of grant. There was no compensation charge recorded during the years ended December 31, 2011 and 2012 as the executive was fully vested as of December 31, 2010.

        On November 1, 2007, the Company entered into a Profits Interest Grant and Repurchase Agreement (a "Profits Interest Agreement") with an employee of the Company whereby the employee received a 0.4% membership interest in the Company in consideration of future services to be rendered over a forty-eight month period starting on January 1, 2008. The Profits Interest Agreement terms stipulated that the executive would have no rights to allocations or distributions relating to the Company's operating profits. Only upon a Liquidation of the Company, as defined in the Company's operating agreement, would the executive be entitled to operating profits of the Company. In connection with the Reorganization, this membership interest in the LLC was exchanged for shares of the Company's stock, which do not contain a liquidation condition. The award was determined to meet the characteristics of an equity-based award and was measured at fair value on the grant date. Based on the evaluation of the change of control condition in effect on the grant date and through each subsequent reporting period as to the probability that the change of control condition will be achieved, the Company did not record a compensation charge for this award during the years ended December 31, 2010 and 2011. Upon consummation of the Reorganization and in connection with the removal of the change of control condition from the Profits Interest Agreement entered with the Company employee, the award was considered vested and the Company recognized a non-cash stock-based compensation expense of $509, which is included in general and administrative expense, during the year ended December 31, 2012. There is no unrecognized compensation charge at December 31, 2012 related to this award.

Restricted Stock Award

        On August 17, 2010, the Company entered into a Profits Interest Agreement with an executive whereby the Company issued a membership interest in the Company in consideration of future services to be rendered. The Profits Interest Agreement terms stipulated that the executive would have no rights to allocations or distributions relating to the Company's operating profits. Only upon a Liquidation of the Company, as defined in the Company's operating agreement, would the executive be entitled to operating profits of the Company. In connection with the Reorganization, this membership interest in the LLC was exchanged for restricted and unrestricted shares of the Company's stock, which did not contain a liquidation condition. The Profits Interest Agreement was effective as of April 5, 2010 and entitled the executive to an aggregate amount of 4% of any liquidation of the Company's in excess of $300,000. The Profits Interest Grant was to vest over a six year period. The Profits Interest Agreement also contained a put feature whereby the executive had the option to put back to the Company up to 10% annually of any vested portion of the membership interest at the fair value on the date the executive would sell the vested interest back to the Company. Since the put feature did not subject the executive to the typical risks of stock ownership, the membership interest was classified as a liability and recorded utilizing the intrinsic method. The Company's process for determining the fair value of the awards included consideration of third party valuation reports and the fair value determined served as the basis for calculating the compensation charge. The Company recorded a compensation charge of $197, $2,122, and $2,827, which is included in general and administrative expense, during the years ended December 31, 2010, 2011 and 2012, respectively. This liability was re-measured each reporting period until a Liquidation occurred. As of December 31, 2011, the liability charge was included in other non-current liabilities. Upon consummation of the Reorganization, the vested portion of the profits interest was exchanged for shares of common stock of Shutterstock, Inc. and the liability in the amount of $5,147 was re-classed to equity. The unvested portion was exchanged for shares of restricted stock having the same vesting terms as the profits interest. The Amended and Restated Restricted Stock Agreement entered into by the Company with the executive governs the terms of the restricted stock. Pursuant to the terms of the Amended and Restated Restricted Stock Agreement, 50% of the then-outstanding shares of restricted stock held by the executive vested and were released from the Company's right to acquire such shares upon the effectiveness of the Company's Registration Statement on October 10, 2012. The Company recognized a non-cash stock-based compensation expense of $3,627, which is included in general and administrative expense, in connection with a one-time acceleration charge for the vesting of 50% of the unvested portion of the restricted stock award based on the exchange date fair value. Additionally, the Company recorded a non-cash stock-based compensation expense of $258, which is included in general and administrative expense, since the Reorganization date through December 31, 2012 as a result of the restricted stock's normal service vesting.

        As of December 31, 2012, the total unrecognized compensation charge related to the restricted stock is $3,368, which is expected to be recognized through fiscal 2016.

        The following table summarizes non-cash equity-based compensation expense included in the Company's statement of operations for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$—	$—	$219
Sales and marketing	—	—	783
Product development	—	—	1,696
General and administrative	1,114	2,122	7,687

Total	$1,114	$2,122	$10,385

Distributions to Members	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Distributions to Members
Distributions to Members

(11) Distributions to Members

        Prior to the Reorganization and in accordance with the Company's Amended and Restated Limited Liability Company Agreement, as amended, the LLC made cash distributions to the members based on their respective percentage interest to the extent cash was available as determined by the board. During the six months ended June 30, 2012, the LLC made $15,151 in cash distributions to the preferred and common members. There have been no distributions made since the Reorganization on October 5, 2012.

(10) Members' Equity and Stockholders' Equity

Common Members' Equity

        Prior to the Reorganization, common members' equity consisted of common membership interests. Only certain members had voting rights as designated in the LLC's Operating Agreement with respect to any action presented for a vote of the Company's members and only certain members were entitled to profits interest distributions from the Company's earnings. Common membership was not transferable without prior consent from the Company's BOM.

Redeemable Preferred Members' Equity

        On June 6, 2007, prior to the Reorganization, the Company's then sole stockholder sold 25% of the common members' equity to outside investors for an aggregate purchase price of $60,000. On February 28, 2008, the outside investors paid a purchase price adjustment in the amount of $1,800 to the selling member as a result of the Company achieving an EBITDA Target as defined in the purchase agreement. The outside investors had the same rights and terms as common members' equity holders except for a liquidation preference and a put preference. The put preference provided the outside investors with the option to redeem their investment for cash with proper notice to the Company on June 6, 2011 or thereafter. The Company treated this transaction as an equity modification. As a result, the Company recorded the change in the fair value of the 25% interest immediately prior to and after the modification of the equity interest as a deemed dividend and charged it against common members' deficit on the modification date. The Company accreted the difference between the carrying value of the preferred membership interest and the redemption value by applying the effective interest method. The Company concluded that the preferred interest possessed characteristics and risks more similar to equity and classified such instrument outside of common members' equity. Since the preferred members had the option to redeem their investment for cash with proper notice to the Company on June 6, 2011 or thereafter, the Company recorded the transaction outside of common members' equity. The purchase agreement also provided for the reduction of preferred interests for any distributions paid to the preferred holders. A summary of the Company's preferred members' interest account activity is as follows:

Balance
Balance as of December 31, 2009	$36,218
Preferred interest accretion	7,068
Distributions	(6,475)

Balance as of December 31, 2010	36,811
Preferred interest accretion	4,058
Distributions	(7,144)

Balance as of December 31, 2011	33,725
Distributions	(9,000)
Exchanged(1)	(24,725)

Balance as of December 31, 2012	$—

(1)
Balance exchanged from redeemable preferred members' interest to stockholders' equity upon consummation of the Reorganization

        As of the Reorganization date, the outside investors did not exercise this put preference, therefore, the entire redeemable preferred membership interests in the LLC were exchanged for shares of Shutterstock, Inc. common stock.

Common Stock

        In connection with the Reorganization, the common and redeemable preferred membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for shares of Shutterstock, Inc. common stock. The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. Subject to preferences that may be applicable to any outstanding preferred stock, holders of common stock are entitled to receive ratably such dividends as may be declared by the board of directors out of funds legally available for that purpose. In the event of liquidation, dissolution or winding up of the Company, the holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to the prior distribution rights of any outstanding preferred stock. The common stock has no preemptive or conversion rights or other subscription rights. The outstanding shares of common stock are fully paid and non-assessable. Under the amended and restated certificate of incorporation, which became effective upon completion of the IPO, the Company's certificate of incorporation authorized 200,000,000 shares of $0.01 par value common stock.

Preferred Stock

        Under the amended and restated certificate of incorporation, which became effective upon completion of the IPO, the Company's board of directors has the authority, without further action by the stockholders, to issue up to 5,000,000 shares of preferred stock, $0.01 par value, in one or more series. The board of directors also has the authority to designate the rights, preferences, privileges and restrictions of each such series, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any series.

        The issuance of preferred stock may have the effect of delaying, deferring or preventing a change in control of Shutterstock without further action by the stockholders. The issuance of preferred stock with voting and conversion rights may also adversely affect the voting power of the holders of common stock. In certain circumstances, an issuance of preferred stock could have the effect of decreasing the market price of the common stock. As of December 31, 2012, the Company has not issued and has no plans to issue any shares of preferred stock.

Distributions to Members

        In accordance with the LLC's Amended and Restated Limited Liability Company Agreement, prior to the Reorganization, cash distributions to the members were based on their respective percentage interests to the extent cash was available as determined by the board. Distributions were also limited to the extent that liabilities, excluding any owed to the members, exceeded fair market value of the LLC 's assets. Upon a dissolution event of the LLC, any assets were to be distributed 1) to creditors, including members who are creditors, by payment or provision for payment of the debt and liabilities of the LLC and the expenses of the liquidation; 2) to the setup of any reserves that are reasonably necessary for any contingent or unforeseen liabilities or obligations of the LLC; 3) to the preferred members until they have received distributions which, when aggregated with all prior distributions made to them equal their liquidation preference; 4) to Pixel Holdings Inc., which was the LLC's majority member, until such time that it has received distributions equal to the liquidation preference paid to the preferred members; 5) 75% to the common member with 8.5% membership interest, and 25% to the preferred members, until the aggregate amount of the distributions made to the 8.5% membership interest holder equals the product of $120,000 multiplied by their vested percentage; and 6) to the members in proportion to their percentage interests. For the years ended December 31, 2010, 2011 and 2012, the LLC distributed $25,900, $28,575, and $36,000, respectively, to its common and preferred members. Upon consummation of the Reorganization, the LLC's Amended and Restated Limited Liability Company Agreement terminated.

Summary of Operations and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Operations and Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

        The consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Statements

Unaudited Interim Financial Statements

        The interim consolidated balance sheet as of June 30, 2013, the consolidated statements of operations for the six months ended June 30, 2012 and 2013, and the consolidated statements of cash flows for the six months ended June 30, 2012 and 2013 are unaudited. The unaudited interim financial statements have been prepared on a basis consistent with the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company's financial position as of June 30, 2013, its results of consolidated operations for the six months ended June 30, 2012 and 2013, and its results of consolidated cash flows for the six months ended June 30, 2012 and 2013. The financial data and the other financial information disclosed in these notes to the financial statements related to these periods are also unaudited. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other future annual or interim period.

        There have been no changes in the significant accounting policies from those that were disclosed in Note 1 to the Company's Consolidated Financial Statements included elsewhere in this prospectus. These financial statements should also be read in conjunction with the audited Consolidated Financial Statements and Notes thereto for the year ended December 31, 2012. Certain information and note disclosures normally included in the financial statements prepared in accordance with generally accepted accounting principles ("GAAP") have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). The consolidated balance sheet as of December 31, 2012 included herein was derived from the audited financial statements as of that date, but does not include all disclosures required by GAAP.

Reorganization

Reorganization

        In May 2012, in connection with the filing of a registration statement for the Company's initial public offering (the "IPO"), Shutterstock Images LLC, a New York limited liability company (the "LLC") formed Shutterstock, Inc., a Delaware corporation, as a wholly-owned subsidiary of the LLC. On October 5, 2012, the LLC reorganized, by way of a merger of the LLC with and into Shutterstock, Inc. with Shutterstock, Inc. surviving in the merger (the "Reorganization"). In connection with this Reorganization, the preferred and common membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for shares of Shutterstock, Inc. common stock and the outstanding value appreciation rights of the LLC were exchanged for options to purchase shares of common stock of Shutterstock, Inc.

Reorganization

        In May 2012, in connection with the filing of a registration statement for the Company's initial public offering (the "IPO"), Shutterstock Images LLC, a New York limited liability company (the "LLC") formed Shutterstock, Inc., a Delaware corporation, as a wholly-owned subsidiary of the LLC. On October 5, 2012, the LLC reorganized, by way of a merger of the LLC with and into Shutterstock. Inc. with Shutterstock, Inc. surviving in the merger (the "Reorganization"). In connection with this Reorganization, the preferred and common membership interests in the LLC, including any interests that vested upon the Reorganization, were exchanged for an aggregate of 28,338,281 shares of Shutterstock, Inc. common stock.

Use of Estimates

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company's management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. The Company evaluates its significant estimates on an ongoing basis, including, but not limited to allowance for doubtful accounts, goodwill, intangibles, non-cash equity-based compensation, income tax provision and for certain non-income tax accruals. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company's management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. The Company evaluates its significant estimates on an ongoing basis, including, but not limited to allowance for doubtful accounts, goodwill, intangibles, non-cash equity based compensation, income tax provisions and for certain non-income tax accruals. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash primarily consists of balances in checking, savings and money market accounts. The account balances are recorded at cost, which approximates fair value because of the short-term nature of the accounts, and are considered a Level 1 measurement based on bank reporting.

Cash and Cash Equivalents

        The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash primarily consists of balances in checking, savings and money market accounts, which are recorded at cost and approximate fair value and are considered a Level 1 measurement based on bank reporting.

Revenue Recognition

Revenue Recognition

        All revenue, net of refunds, is generated from the license of digital content through subscription or usage based plans. The Company's four plans are: subscription plans, On Demand plans, Pay As You Go, and credit pack plans. The Company recognizes revenue when the following basic criteria are met: there is persuasive evidence of an arrangement, performance or delivery of services has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company considers persuasive evidence of an arrangement to be an electronic order form, or a signed contract, which contains the fixed pricing terms. Performance or delivery is considered to have occurred upon the ratable passage of time for subscription plans, the download of digital content or the expiration of a contract period for which there are unused downloads or credits. Collectability is reasonably assured since most of the Company's customers purchase products by making electronic payments at the time of a transaction with a credit card. The Company establishes a chargeback allowance based on factors surrounding historical credit card chargeback trends and other information. As of December 31, 2012 and June 30, 2013, the Company has recorded a chargeback allowance of $70 and $90, respectively, which is included in other liabilities. Collectability is assessed for customers who pay on credit based on a credit evaluation for new customers and transaction history with existing customers. Any cash received in advance of revenue recognition is recorded as deferred revenue.

        Subscription plans range in length from thirty days to one year. Subscription plan revenues are recognized on a straight-line basis using a daily convention method over the plan term. On Demand plans are typically for a one-year term and permit the customer to download up to a fixed amount of digital content. On Demand revenues are recognized at the time the customer downloads the digital content on a per unit basis. Revenue related to unused digital content, if any, is recognized in full at the end of the plan term. Pay As You Go plans provide for individual image download. The Company recognizes Pay As You Go revenue as the customer downloads images. Credit pack plans are generally for a one-year term and enable the customer to purchase a fixed number of credits which can then be utilized to pay for downloaded digital content. The number of credits utilized for each download depends on the digital content size and format. Credit pack revenues are recognized based on customer usage on a per credit basis as digital content is downloaded. Revenue related to unused credits, if any, is recognized in full at the end of the plan term. Most plans automatically renew at the end of the plan term unless the customer elects not to renew. The Company recognizes revenue from its four types of plans on a gross basis in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 605-45, "Principal Agent Considerations," as the Company is the primary obligor in the arrangement, has latitude in establishing the product's price, performs a detailed review of the digital content before accepting it to its collection to ensure it is of high quality before it may be purchased by its customers, can reject contributor's images in its sole discretion, and has credit risk.

        Customers typically pay in advance (or upon commencement of the term) via credit card, wire or check. Fees paid or invoiced in advance are deferred and recognized as described above. Customers that do not pay in advance are invoiced and are required to make payment under standard credit terms. The Company does not generally offer refunds or the right of return to customers. There are situations in which a customer may receive a refund but the determination is made on a case-by-case basis.

        The Company also licenses digital content to customers through third party resellers. The Company contracts with third party resellers around the world to access markets where the Company does not have a significant presence. Third party resellers sell the Company's products directly to end-user customers and remit a fixed amount to the Company based on the type of plan sold. The terms of the reseller program indicate that the third party reseller is the primary obligor to the end-user customer and bears the risks and rewards as principal in the transaction. In assessing whether the Company's revenue should be reported on a gross or net basis with respect to our reseller program, the Company follows the authoritative guidance in ASC 605-45, "Principle Agent Considerations." The Company recognizes revenue net of reseller commission in accordance with the type of plan sold, consistent with the plan descriptions above. The Company generally does not offer refunds or the right of return to resellers.

Revenue Recognition

        All revenue, net of refunds, is generated from the license of digital content through subscription or usage based plans. The Company's four plans are: subscription plans, On Demand plans, Pay As You Go, which was introduced in July 2011, and credit pack plans. The Company recognizes revenue when the following basic criteria are met: there is persuasive evidence of an arrangement, performance or delivery of services has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company considers persuasive evidence of an arrangement to be an electronic order form, or a signed contract, which contains the fixed pricing terms. Performance or delivery is considered to have occurred upon either the ratable passage of time over the contract period, a usage basis or upon the expiration of a contract period for which there are unused downloads or credits. Collectability is reasonably assured since most of the Company's customers purchase products by making electronic payments at the time of a transaction with a credit card. The Company establishes a chargeback allowance based on factors surrounding historical credit card chargeback trends and other information. As of December 31, 2011 and 2012, the Company has recorded a chargeback allowance of $70 and $70, respectively, which is included in other liabilities. Collectability is assessed for customers who pay on credit based on a credit evaluation for new customers and transaction history with existing customers. Any cash received in advance of revenue recognition is recorded as deferred revenue.

        Subscription plans range in length from thirty days to one year. Subscription plan revenues are recognized on a straight-line basis using a daily convention method over the plan term. On Demand plans are for a one-year term and permit the customer to download up to a fixed number of digital content. On-demand revenues are recognized at the time the customer downloads the digital content on a per unit basis. Revenue related to unused digital content, if any, is recognized in full at the end of the plan term. Pay As You Go plans provide for individual image download. The Company recognizes revenue as the customer downloads images. Credit-pack plans are generally for a one-year term and enable the customer to purchase a fixed number of credits which can then be utilized to pay for downloaded digital content. The number of credits utilized for each download depends on the digital content size and format. Credit-pack revenues are recognized based on customer usage on a per credit basis as digital content is downloaded. Revenue related to unused credits, if any, is recognized in full at the end of the plan term. Most plans automatically renew at the end of the plan term unless the customer elects not to renew. The Company recognizes revenue from its four types of plans on a gross basis in accordance with the authoritative guidance on principal-agent considerations as the Company is the primary obligor in the arrangement, has latitude in establishing the product's price, performs a detailed review of the digital content before accepting it to its collection to ensure it is of high quality before it may be purchased by our customers, can reject contributor's images in its sole discretion, and has credit risk.

        Customers typically pay in advance (or upon commencement of the term) via credit card, wire or check. Fees paid or invoiced in advance are deferred and recognized as described above. Customers that do not pay in advance are invoiced and are required to make payment under standard credit terms. The Company does not generally offer refunds or the right of return to customers. There are situations in which a customer may receive a refund which is determined on a case-by-case basis.

        The Company also licenses digital content to customers through third party resellers. The Company contracts with third party resellers around the world to access markets where the Company does not have a significant presence. Third party resellers sell the Company's products directly to end-user customers and remit a fixed amount to the Company based on the type of plan sold. The terms of the reseller program indicate that the third party reseller is the primary obligor to the end-user customer and bears the risks and rewards as principal in the transaction. In assessing whether the Company's revenue should be reported on a gross or net basis with respect to our reseller program, the Company followed the authoritative guidance in ASC 605-45 Principal Agent Considerations. The Company recognizes revenue on a net basis in accordance with the type of plan sold, consistent with the plan descriptions above. The Company generally does not offer refunds or the right of return to resellers.

Equity-Based Compensation

Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its Value Appreciation Rights Plan ("VAR Plan") in the form of value appreciation rights (the "VAR Plan awards"). Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur in order to trigger a payment with respect to the VAR Plan awards. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Omnibus Equity Incentive Plan (the "2012 Plan").

        The Company measures and recognizes non-cash equity-based compensation expense for all equity-based payment awards based on estimated fair values at the date awards are granted. The value portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with a change of control condition, an evaluation is made at the grant date and future periods as to the likelihood of the condition being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the change of control conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options and other equity-based awards granted pursuant to the 2012 Plan, stock purchased pursuant to the Employee Stock Purchase Plan ("2012 ESPP") and the VAR Plan awards, which are discussed further in Note 10, Equity-Based Compensation.

        The determination of the grant date fair value using an option-pricing model requires judgment as well as assumptions regarding a number of complex and subjective variables. These variables include the Company's fair value of the common ownership interest pre-IPO, the Company's closing market price at the grant date post-IPO, the expected unit price volatility over the expected term of the awards, awards' exercise and cancellation behaviors, risk-free interest rates, and expected dividends, which are estimated as follows:

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  Fair Value of Common Membership Unit.  Prior to completion of the IPO, the Company's fair value of common ownership interest was estimated internally and approved by the Board of Managers ("BOM") because the Company was not publicly traded. The Company's intention upon granting VAR Plan awards was for the granted award to have an exercisable price per unit that was not less than the per unit fair value of the Company's common equity on the date of grant. The valuations of the Company's common equity unit were prepared in accordance with the American Institute of Certified Public Accountants Statement on Standards for Valuation Services 1: Valuation of a Business, Business Ownership Interest, Security, or Intangible Asset. The assumptions used in the valuation model were based on future expectations combined with the Company's judgment. In the absence of a public trading market, the Company exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common equity unit as of the date of each VAR Plan award grant. Some, but not all of these factors included operating and financial performance, current business conditions and projections, the hiring of key personnel, the Company's history and introduction of new functionality and services, the Company's stage of development, the likelihood of achieving a liquidity event for the common ownership interests, any adjustment necessary to recognize a lack of marketability for our common ownership interests, the market performance of comparable publicly traded companies, and U.S. and global capital market conditions. The Company also obtained independent third party valuations on a periodic basis. After October 11, 2012, the date the Company's common stock began trading on the NYSE, the grant date fair value for equity-based awards is based on the closing price of the Company's common stock on the NYSE on the date of grant and fair value for all other purposes related to equity-based awards shall be the closing price of the Company's common stock on the NYSE on the relevant date.

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  Expected Term.  The expected term was estimated using the simplified method allowed under SEC guidance.

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  Volatility.  As the Company did not have a trading history for its common ownership interest pre-IPO and does not have a significant trading history for its common stock post-IPO, the expected price volatility for the common ownership interests and common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the VAR Plan awards and stock options granted post-IPO. Industry peers consist of several public companies similar in size, stage of life cycle and financial leverage. The Company did not rely on implied volatilities of traded options in the industry peers' common stock because the volume of activity was relatively low. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own common stock becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

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  Risk-free Interest Rate.  The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of each award group.

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  Dividend Yield.  The Company has historically paid cash dividends or distributions to its members. Post-IPO, the Company does not intend to pay cash dividends or distributions in the foreseeable future. As a result, the Company uses an expected dividend yield of zero.

        If any of the assumptions used in the Black-Scholes model changes significantly, the fair value for future awards may differ materially compared with the awards granted previously. The awards granted pursuant to the 2012 Plan, the 2012 ESPP and VAR Plan are subject to a time-based vesting requirement. The majority of stock option awards granted under the 2012 Plan vest over four years. The 2012 ESPP provides for purchase periods approximately every six months and a participant must be employed on the purchase date to participate in the 2012 ESPP. The VAR Plan awards had a condition that a change of control (as defined in the VAR Plan) must occur for a payment to trigger with respect to the VAR Plan awards. In connection with the Company's Reorganization, all of the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. which do not include a change of control condition. As of June 30, 2012, no equity-based compensation expense related to the VAR Plan awards had been recognized because the qualifying event had not occurred. As a result of the completion of the IPO, the Company began recording share-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant date fair value of the VAR Plan awards that were exchanged for options to purchase shares of common stock of Shutterstock, Inc. as part of the Company's Reorganization.

        For any equity-based awards that qualified for liability classification pre-IPO, the Company elected to use the intrinsic value method to value the common membership interest in accordance with authoritative guidance on stock compensation. See Note 10, Equity-Based Compensation, for further information.

Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under our Value Appreciation Rights Plan ("VAR Plan") in the form of value appreciation rights (the "VAR Plan awards"). Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur in order to trigger a payment with respect to the VAR Plan awards. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Omnibus Equity Incentive Plan (the "2012 Plan").

        The Company measures and recognizes non-cash equity-based compensation expense for all equity-based payment awards made to employees based on estimated fair values. The value portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with a change of control condition, an evaluation is made at the grant date and future periods as to the likelihood of the condition being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the change of control conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options and other equity-based awards granted pursuant to the 2012 Plan, stock purchased pursuant to the Employee Stock Purchase Plan ("2012 ESPP") and the VAR Plan awards, which are discussed further in Note 9, Equity-Based Compensation.

        The determination of the grant date fair value using an option-pricing model requires judgment and as well as assumptions regarding a number of other complex and subjective variables. These variables include the Company's fair value of the common ownership interest pre-IPO, the Company's closing market price at the grant date post-IPO, the expected unit price volatility over the expected term of the awards, awards' exercise and cancellation behaviors, risk-free interest rates, and expected dividends, which are estimated as follows:

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  Fair Value of Common Stock/Membership Unit.  Prior to completion of the IPO, the Company's fair value of common ownership interest was estimated internally and approved by the Board of Managers ("BOM") because the Company was not publicly traded. The Company's intention upon granting VAR Plan awards was for the granted award to have exercisable price per unit that was not less than the per unit fair value of the Company's common equity on the date of grant. The valuations of the Company's common equity unit were prepared in accordance with the American Institute of Certified Public Accountants Statement on Standards for Valuation Services 1: Valuation of a Business, Business Ownership Interest, Security, or Intangible Asset. The assumptions used in the valuation model were based on future expectations combined with the Company's judgment. In the absence of a public trading market, the Company exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common equity unit as of the date of each VAR Plan award grant. Some but not all of these factors included operating and financial performance, current business conditions and projections, the hiring of key personnel, the Company's history and introduction of new functionality and services, the Company's stage of development, the likelihood of achieving a liquidity event for the common ownership interests, any adjustment necessary to recognize a lack of marketability for our common ownership interests, the market performance of comparable publicly traded companies, and U.S. and global capital market conditions. The Company also obtained independent third party valuations on a periodic basis. After October 11, 2012, the date the Company's common stock began trading on the New York Stock Exchange ("NYSE"), the grant date fair value for stock-based awards is based on the closing price of the Company's common stock on the NYSE on the date of grant and fair value for all other purposes related to stock-based awards shall be the closing price of the Company's common stock on the NYSE on the relevant date.

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  Expected Term.  The expected term is estimated using the simplified method allowed under Securities and Exchange Commission ("SEC") guidance.

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  Volatility.  As the Company does not have a trading history for its common ownership interest pre-IPO or a significant range of its common stock post-IPO, the expected price volatility for the common ownership interest and common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the VAR Plan awards and stock options granted post-IPO. Industry peers consist of several public companies similar in size, stage of life cycle and financial leverage. The Company did not rely on implied volatilities of traded options in the industry peers' common stock because the volume of activity was relatively low. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own common stock becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

  •
  Risk-free Interest Rate.  The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of for each award group.

  •
  Dividend Yield.  The Company has historically paid cash dividends or distributions to its members. Post-IPO, the Company does not intend to pay cash dividends or distributions in the foreseeable future. As a result, the Company used an expected dividend yield of zero.

        If any of the assumptions used in the Black-Scholes model changes significantly, the fair value for future awards may differ materially compared with the awards granted previously. The awards granted pursuant to the 2012 Plan, the 2012 ESPP and VAR Plan are subject to a time-based vesting requirement. The majority of stock option awards granted under the 2012 Plan vest over four years. The 2012 ESPP provides for purchase periods approximately every six months and a participant must be employed on the purchase date to participate in the 2012 ESPP. The VAR Plan awards had a condition that a change of control (as defined in the VAR Plan) must occur for a payment to trigger with respect to the VAR Plan awards. In connection with the Company's Reorganization, all of the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. As of December 31, 2011, no equity-based compensation expense had been recognized with respect to the VAR Plan awards because the qualifying event had not occurred. As of December 31, 2010, there were no VAR Plan awards outstanding. As a result of the completion of the IPO, the Company began recording share-based compensation expense using the accelerated attribution method, net of forfeitures, based on the grant date fair value of the VAR Plan awards that were exchanged for options to purchase shares of common stock of Shutterstock, Inc. as part of the Company's Reorganization.

        For any equity-based awards that qualified for liability classification pre-IPO, the Company has elected to use the intrinsic value method to value the common membership interest in accordance with authoritative guidance on stock compensation. See Note 9, Equity-Based Compensation, for further information.

Income Taxes

Income Taxes

        The Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes for all periods prior to its Reorganization on October 5, 2012. For all periods prior to the Reorganization, the Company recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. However, the Company was subject to taxation on allocable portions of its net income or other taxes based on various methodologies employed by taxing authorities in certain localities. The Company generally made monthly dividend distributions to its members under the terms of the LLC's operating agreement, subject to the Company's operating cash needs.

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense after October 5, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811 in the fourth quarter of the fiscal year ended December 31, 2012.

        The Company filed tax returns as a partnership for the period from January 1, 2012 through October 5, 2012 and will file tax returns as a corporation for the period from October 6, 2012 through December 31, 2012 and all periods thereafter. Significant management judgment is required in projecting ordinary income in order to determine the Company's estimated effective tax rate.

        The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions, taken or expected to be taken, in a tax return. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes may be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company's tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The reserves, if any, are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit or lapses in statutes of limitations. Any reserve for uncertain tax positions is included in the income tax provision. Penalties and interest, if any, on uncertain tax positions are included in income tax expense.

        The Company assessed the realizability of deferred tax assets and determined that based on the available evidence, including a history of taxable income and estimates of future taxable income, it is more likely than not that the deferred tax assets will be realized. The Company will continue to evaluate its ability to realize deferred tax assets on a quarterly basis. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. In the event that actual results differ from these estimates, the Company will adjust these estimates in future periods which may result in a change in the effective tax rate in a future period.

        The Company is subject to certain compliance requirements for non-income taxes, including but not limited to payroll, value-added and sales-based taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's consolidated financial statements.

Income Taxes

        The Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes for all periods prior to its Reorganization on October 5, 2012. For all periods prior to the Reorganization, the Company recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. However, the Company was subject to taxation on allocable portions of its net income or other taxes based on various methodologies employed by taxing authorities in certain localities. The Company generally made monthly dividend distributions to its members under the terms of the LLC's operating agreement, subject to the Company's operating cash needs.

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense beginning October 6, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811.

        The Company will file tax returns as a partnership for the period from January 1, 2012 through October 5, 2012 and will file tax returns as a corporation for the period from October 6, 2012 through December 31, 2012. Significant management judgment is required in projecting ordinary income/(loss) in order to determine the Company's estimated effective tax rate.

        The Company accounts for unrecognized tax benefits using a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. The Company records an income tax liability, if any, for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company's tax returns. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The reserves are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit or lapses in statutes of limitations. Any reserve for uncertain tax provisions is included in the income tax provision. Penalties and interest, if any, on uncertain tax positions are included in income tax expense. During the year ended December 31, 2010, the Company did not record any unrecognized tax benefits. During the years ended December 31, 2011 and 2012, the Company recorded an unrecognized tax benefit in the amount of $60 and $745, respectively, for uncertain tax positions related to tax positions taken in prior years, a portion of which relates to tax refund claims. To the extent these unrecognized tax benefits are ultimately recognized, the Company's effective tax rate may be impacted in future periods.

        The Company recognizes interest expense and tax penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of operations. The Company did not accrue or pay any interest or penalties related to unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012.

        The Company assessed the realizability of deferred tax assets and determined that based on the available evidence, including a history of taxable income and estimates of future taxable income, it is more likely than not that the deferred tax assets will be realized. The Company will continue to evaluate its ability to realize deferred tax assets on a quarterly basis. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. In the event that actual results differ from these estimates, the Company will adjust these estimates in future periods which may result in a change in the effective tax rate in a future year.

        The Company is subject to certain compliance requirements for non-income taxes, including payroll, value-added and sales-based taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's consolidated financial statements.

Net Income Per Share

Net Income Per Share

        Basic net income per share is computed by dividing the net income attributable to common stockholders/members by the weighted average number of common shares outstanding during the period. The Company applies the two-class method for calculating and presenting income per share. Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their contractual participating rights to share in the earnings as if all of the earnings for the period have been distributed. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Any potential issuance of common shares, including those that are contingent and do not participate in dividends, are excluded from weighted average number of common shares outstanding. Undistributed net income (loss) for a given period is apportioned to participating members based on the weighted average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted average number of these securities outstanding during the period. Income available to common stockholders/members is computed by deducting dividends paid to preferred members, accretion to redemption value on preferred members shares, less income allocated to participating securities including unvested shares for the restricted award holder since these unvested shares have participating rights. See Note 10, Equity-Based Compensation, for further discussion.

        Diluted net income per share is computed by dividing the net income available to common stockholders/members adjusted for any changes in income that would result from the assumed conversion of the potential common shares by the weighted average common shares outstanding and all potential common shares, if they are dilutive. For all periods presented, diluted net income available to common stockholders/members includes the effect of 1,716,301 options to purchase common stock while 257,800 options to purchase common stock were excluded since they were anti-dilutive. The Company had no assumed shares available to purchase for the six months ended June 30, 2012.

        A reconciliation of assumed exercised shares used in calculating basic and diluted net income (loss) share available to common stockholders/members follows:

	Six Months Ended June 30,
	2012	2013
Basic	28,849,242	33,435,439
Stock options and employee stock purchase plan shares	—	440,345
Unvested restricted stock awards	—	28,114

Diluted	28,849,242	33,903,898

Net Income Per Share

        Basic net income per share is computed by dividing the net income attributable to common stockholders/members by the weighted average number of common shares outstanding during the period. The Company applies the two-class method for calculating and presenting income per share. Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their contractual participating rights to share in the earnings as if all of the earnings for the period have been distributed. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Any potential issuance of common shares, including those that are contingent and do not participate in dividends, are excluded from weighted average number of common shares outstanding. Undistributed net income (loss) for a given period is apportioned to participating members based on the weighted-average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted-average number of these securities outstanding during the period. Income available to common stockholders/members is computed by deducting dividends paid to preferred members, accretion to redemption value on preferred members shares, less income allocated to participating securities including unvested shares for the restricted award holder since these unvested shares have participating rights. See Note 9, Equity-Based Compensation, for further discussion.

        Diluted net income per share is computed by dividing the net income available to common stockholders/members adjusted for any changes in income that would result from the assumed conversion of the potential common shares by the weighted average common shares outstanding and all potential common shares, if they are dilutive. The Company had no assumed shares available to purchase for the years ended December 31, 2010 and 2011. Diluted net income available to common stockholders/members for the year ended December 31, 2012 includes the effect of 1,789,318 shares to purchase, while 106,500 shares to purchase were excluded since they were anti-dilutive.

        A reconciliation of assumed exercised shares used in calculating basic and diluted income (loss) share available to common stockholders/members follows:

	Year Ended December 31,
	2010	2011	2012
Basic	20,770,041	20,849,242	23,785,299
Stock options and employee stock purchase plan shares	—	—	47,924
Unvested restricted stock awards	—	—	—

Diluted	20,770,041	20,849,242	23,833,223

Comprehensive Income (Loss)

Comprehensive Income (Loss)

        Comprehensive income (loss) includes certain changes in stockholders' equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. The Company's net income equals comprehensive income for the six months ended June 30, 2012 and 2013.

Comprehensive Income (Loss)

        Comprehensive income (loss) includes certain changes in stockholders' equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. The Company's net income equals comprehensive income for the years ended December 31, 2010, 2011, and 2012.

Recently Issued Accounting Standard Updates	Recently Issued Accounting Standard Updates None of the recently issued accounting standard updates is expected to have a material impact.	Recently Issued Accounting Standard Updates None of the recently issued accounting standard updates are expected to have a material impact.

Summary of Operations and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Operations and Significant Accounting Policies
Schedule of reconciliation of assumed exercised shares used in calculating basic and diluted net income (loss) share available to common stockholders/members

	Six Months Ended June 30,
	2012	2013
Basic	28,849,242	33,435,439
Stock options and employee stock purchase plan shares	—	440,345
Unvested restricted stock awards	—	28,114

Diluted	28,849,242	33,903,898

	Year Ended December 31,
	2010	2011	2012
Basic	20,770,041	20,849,242	23,785,299
Stock options and employee stock purchase plan shares	—	—	47,924
Unvested restricted stock awards	—	—	—

Diluted	20,770,041	20,849,242	23,833,223

Information About Revenue By Geographic Area (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Information About Revenue By Geographic Area
Schedule of revenue based on customer location

	Six Months Ended June 30,
	2012	2013
North America	$27,610	$39,201
Europe	29,578	39,181
Rest of the world	21,011	29,544

Total revenue	$78,199	$107,926

	Year Ended December 31,
	2010	2011	2012
North America	$28,631	$40,536	$59,963
Europe	33,796	47,967	62,943
Rest of the world	20,546	31,768	46,710

Total revenue	$82,973	$120,271	$169,616

Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of intangible assets

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Patents	193	(11)	182	17
Domain name	86	(3)	83	15

Total	$1,829	$(789)	$1,040

	As of June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
	(unaudited)
Amortizing intangible assets:
Customer relationship	$600	$(561)	$39	4
Trade name	400	(105)	295	14
Contributor content	450	(113)	337	15
Non-compete agreement	100	(100)	—	3
Patents	193	(16)	177	17
Domain name	86	(6)	80	15

Total	$1,829	$(901)	$928

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(338)	$262	4
Trade name	400	(64)	336	14
Contributor content	450	(68)	382	15
Non-compete agreement	100	(75)	25	3
Domain name	25	(1)	24	15

Total	$1,575	$(546)	$1,029

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Domain name	86	(3)	83	15
Patents	193	(11)	182	17

Total	$1,829	$(789)	$1,040

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment
Summary of property and equipment

	December 31, 2012	June 30, 2013
Computer equipment and software	$8,971	$10,050
Furniture and fixtures	806	881
Leasehold improvements	484	888

Property and equipment	10,261	11,819
Less accumulated depreciation	(5,006)	(5,041)

Property and equipment, net	$5,255	$6,778

	December 31,
	2011	2012
Computer equipment and software	$5,537	$8,971
Furniture and fixtures	522	806
Leasehold improvements	395	484

Property and equipment	6,454	10,261
Less accumulated depreciation	(2,610)	(5,006)

Property and equipment, net	$3,844	$5,255

Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses
Schedule of accrued expenses

	December 31, 2012	June 30, 2013
Royalty tax withholdings	$4,644	$4,976
Non-income taxes	3,567	5,394
Accrued compensation	4,246	3,752
Accrued marketing	588	393
Professional fees	469	355
Other accrued expenses	2,092	1,987

Total accrued expenses	$15,606	$16,857

	December 31,
	2011	2012
Royalty tax withholdings	$4,126	$4,644
Professional fees	1,332	469
Non-income taxes	1,742	3,567
Accrued compensation	2,391	4,246
Accrued marketing	183	588
Other accrued expenses	1,101	2,092

Total accrued expenses	$10,875	$15,606

Equity-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity-Based Compensation
Summary of non-cash equity-based compensation expense included in the Company's statement of operations

	Six Months Ended June 30,
	2012	2013
Cost of revenue	$—	$165
Sales and marketing	—	507
Product development	—	584
General and administrative	2,157	1,314

Total	$2,157	$2,570

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$—	$—	$219
Sales and marketing	—	—	783
Product development	—	—	1,696
General and administrative	1,114	2,122	7,687

Total	$1,114	$2,122	$10,385

VAR Plan
Equity-Based Compensation
Summary of the Company's stock option activity

	Plan Options	Weighted Average Exercise Price
Options outstanding at December 31, 2012	1,692,282	$16.11
Options granted	293,100	42.07
Options exercised	(105,313)	15.34
Options cancelled or forfeited	(34,745)	18.93

Options outstanding at June 30, 2013	1,845,324	$20.23

Vested and exercisable at June 30, 2013	560,372	$15.43

	Plan Options/Units	Weighted Average Exercise Price
Units outstanding at December 31, 2010	—	$—
Units granted	1,370,500	15.08
Units exercised	—	—
Units cancelled or forfeited	(26,000)	14.21

Units outstanding at December 31, 2011	1,344,500	$15.10
Options/Units granted	418,000	19.38
Options/Units exercised	—	—
Options/Units cancelled or forfeited	(70,218)	21.15

Options outstanding at December 31, 2012	1,692,282	$16.11

Schedule of weighted average assumptions used in the fair value calculation

	Six Months Ended June 30,
	2012	2013
Expected term (in years)	5.2 - 6.3	6.3
Volatility	49%	49%
Risk-free interest rate	1.1 - 1.6%	1.0 - 1.5%
Dividend yield	0%	0%

	Year Ended December 31, 2011	Year Ended December 31, 2012
Expected term (in years)	5.5–6.6	5.2–6.3
Volatility	44%–47%	49%
Risk-free interest rate	1.4%–2.9%	1.0%–1.6%
Dividend yield	0%	0%

Summary of Operations and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
Revenue recognition
Number of subscription or usage based plans	4	4
Chargeback allowance	$ 90	$ 70	$ 70
Subscription plans | Minimum
Revenue recognition
Plan term	30 days	30 days
Subscription plans | Maximum
Revenue recognition
Plan term	1 year	1 year
On Demand plans
Revenue recognition
Plan term	1 year	1 year
Credit-pack plans
Revenue recognition
Plan term	1 year	1 year

Summary of Operations and Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity-Based Compensation
Expected dividend yield (as a percent)									0.00%
Income Taxes
Federal income tax									$ 0		$ 4,329
State income tax									0		1,233	723	1,169
One-time non-cash tax benefit	$ 28,811										$ 28,811
Net Income Per Share
Number of shares to purchase, the effect of which is included in diluted net income available to common stockholders/members									1,716,301	0	1,789,318
Anti-dilutive shares excluded from diluted net income available to common stockholders/members									257,800	0	106,500
Reconciliation of assumed exercised shares used in calculating basic and diluted net income (loss) share available to common stockholders/members
Basic (in shares)	32,497,727,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,435,439	20,849,242	23,785,299,000	20,849,242,000	20,770,041,000
Stock options and employee stock purchase plan shares									440,345		47,924,000
Unvested restricted stock awards									28,114
Diluted (in shares)	32,681,570,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,903,898	20,849,242	23,833,223,000	20,849,242,000	20,770,041,000
VAR Plan
Equity-Based Compensation
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization									1,661,719		1,661,719
Expected dividend yield (as a percent)									0.00%	0.00%	0.00%	0.00%
2012 Plan
Equity-Based Compensation
Vesting period									4 years		4 years
2012 ESPP
Equity-Based Compensation
Vesting period									6 months		6 months

Information About Revenue By Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic revenue based on customer location
Revenue	$ 49,157	$ 42,260	$ 40,625	$ 37,574	$ 34,728	$ 31,156	$ 28,912	$ 25,475	$ 107,926	$ 78,199	$ 169,616	$ 120,271	$ 82,973
North America
Geographic revenue based on customer location
Revenue									39,201	27,610	59,963	40,536	28,631
United States | Total revenue | Geographic concentration
Geographic revenue based on customer location
Concentration risk percentage									32.00%	33.00%	32.00%	30.00%	31.00%
Europe
Geographic revenue based on customer location
Revenue									39,181	29,578	62,943	47,967	33,796
Rest of the world
Geographic revenue based on customer location
Revenue									$ 29,544	$ 21,011	$ 46,710	$ 31,768	$ 20,546

Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets
Changes in the carrying amount of goodwill	$ 0
Amortizing intangible assets:
Gross Carrying Amount	1,829		1,829	1,575
Accumulated Amortization	(901)		(789)	(546)
Net Carrying Amount	928		1,040	1,029
Amortization expense	112	124	243	244	242
Estimated amortization expense
Remaining six months of 2013	77
2014	78		78
2015	78		78
2016	78		78
2017	78		78
Thereafter	539		537
Customer relationships
Amortizing intangible assets:
Gross Carrying Amount	600		600	600
Accumulated Amortization	(561)		(486)	(338)
Net Carrying Amount	39		114	262
Customer relationships | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	4 years		4 years	4 years
Trade name
Amortizing intangible assets:
Gross Carrying Amount	400		400	400
Accumulated Amortization	(105)		(91)	(64)
Net Carrying Amount	295		309	336
Trade name | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	14 years		14 years	14 years
Contributor content
Amortizing intangible assets:
Gross Carrying Amount	450		450	450
Accumulated Amortization	(113)		(98)	(68)
Net Carrying Amount	337		352	382
Contributor content | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	15 years		15 years	15 years
Non-compete agreement
Amortizing intangible assets:
Gross Carrying Amount	100		100	100
Accumulated Amortization	(100)		(100)	(75)
Net Carrying Amount				25
Non-compete agreement | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	3 years		3 years	3 years
Patents
Amortizing intangible assets:
Gross Carrying Amount	193		193
Accumulated Amortization	(16)		(11)
Net Carrying Amount	177		182
Patents | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	17 years		17 years
Domain name
Amortizing intangible assets:
Gross Carrying Amount	86		86	25
Accumulated Amortization	(6)		(3)	(1)
Net Carrying Amount	$ 80		$ 83	$ 24
Domain name | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	15 years		15 years	15 years

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Property and equipment	$ 11,819		$ 10,261	$ 6,454
Less accumulated depreciation	(5,041)		(5,006)	(2,610)
Property and equipment, net	6,778		5,255	3,844
Depreciation expense	1,613	1,036	2,397	1,276	632
Computer equipment and software
Property and Equipment
Property and equipment	10,050		8,971	5,537
Furniture and fixtures
Property and Equipment
Property and equipment	881		806	522
Leasehold improvements
Property and Equipment
Property and equipment	$ 888		$ 484	$ 395

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses
Royalty tax withholdings	$ 4,976	$ 4,644	$ 4,126
Non-income taxes	5,394	3,567	1,742
Accrued compensation	3,752	4,246	2,391
Accrued marketing	393	588	183
Professional fees	355	469	1,332
Other accrued expenses	1,987	2,092	1,101
Total accrued expenses	$ 16,857	$ 15,606	$ 10,875

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Effective tax rate (as a percent)	40.60%	2.30%	(117.76%)	4.50%	4.40%
Discrete tax expense relating to a change in state apportionment (as a percent)	1.30%		2.84%	4.00%	4.00%
Effective tax rate before discrete tax expense relating to a change in state apportionment (as a percent)	39.30%
Federal income tax	$ 0		$ 4,329
State income tax	0		1,233	723	1,169
Unrecognized tax benefits, uncertain tax positions taken in prior years	973	18	18
Unrecognized tax benefits, interest and penalties accrued	$ 11

Term Loan Facility (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 25, 2013 Term Loan	Dec. 24, 2012 Term Loan	Sep. 21, 2012 Term Loan	Jun. 30, 2013 Term Loan	Dec. 31, 2012 Term Loan
Term Loan Facility
Amount borrowed					$ 12,000
Payment of term loan facility	6,000	6,000	6,000	6,000
Accrued interest						0	3
Amortization of financing costs	125					125
Deferred financing costs, net of accumulated amortization							$ 125

Commitments and Contingencies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2013
Commitments and Contingencies
Rental expense inclusive of operating leases	$ 1,029,000	$ 720,000
Operating lease expense	0
Letter of credit as a security deposit for the leased facilities	1,829,000
Letter of credit collateralized as restricted cash	1,829,000
Term of lease	11 years
Future minimum lease payments			2,296,000			42,200,000
Capital Expenditures
Amount spent on additions to property and equipment	2,986,000	2,671,000	3,808,000	3,442,000	1,116,000
Unconditional Purchase Obligations
Unconditional purchase obligations for contracts related to infrastructure services and contractual commitments for marketing services	2,250,000		3,409,000
Maturity of unconditional purchase obligations
Remainder of 2013	991,000
2013			2,274,000
2014	1,063,000		943,000
2015	196,000		192,000
Legal Matters
Reserves related to litigation	0
Indemnifications
Standard maximum aggregate obligation and liability to any one customer for all claims	10,000		10,000
Indemnification obligation	0		0
Servers and related hardware
Capital Expenditures
Amount spent on additions to property and equipment	$ 2,000,000	$ 2,100,000	$ 2,575,000	$ 1,900,000

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			24 Months Ended	43 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2010
Employee Benefit Plans
Annual discretionary employer matching contributions (as a percent)	3.00%					3.00%	3.00%
Employer matching contributions	$ 317	$ 269	$ 412	$ 221	$ 77

Equity-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended			6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 2012 Plan	Jun. 30, 2013 2012 Plan	Oct. 10, 2012 2012 Plan	Jun. 30, 2013 VAR Plan	Jun. 30, 2012 VAR Plan	Dec. 31, 2012 VAR Plan	Dec. 31, 2011 VAR Plan	Jun. 30, 2013 VAR Plan Minimum	Jun. 30, 2012 VAR Plan Minimum	Dec. 31, 2012 VAR Plan Minimum	Dec. 31, 2011 VAR Plan Minimum	Jun. 30, 2013 VAR Plan Maximum	Jun. 30, 2012 VAR Plan Maximum	Dec. 31, 2012 VAR Plan Maximum	Dec. 31, 2011 VAR Plan Maximum
Equity-Based Compensation
Maximum number of shares/notional units available for issuance								6,750,000	3,000,000		3,000,000
Units designated under VAR Plan as a percentage of the company's overall equity									10.00%		10.00%
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization									1,661,719		1,661,719
Plan Options
Options outstanding at the beginning of the period (in shares)									1,692,282	1,344,500	1,344,500
Options granted (in shares)									293,100		418,000	1,370,500
Options exercised (in shares)									(105,313)
Options cancelled or forfeited (in shares)									(34,745)		(70,218)	(26,000)
Options outstanding at the end of the period (in shares)									1,845,324		1,692,282	1,344,500
Vested and exercisable at the end of the period (in shares)									560,372
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per unit)									$ 16.11	$ 15.1	$ 15.1
Options granted (in dollars per share)									$ 42.07		$ 19.38	$ 15.08
Options exercised (in dollars per share)									$ 15.34
Options cancelled or forfeited (in dollars per share)									$ 18.93		$ 21.15	$ 14.21
Options outstanding at the end of the period (in dollars per unit)									$ 20.23		$ 16.11	$ 15.1
Vested and exercisable at the end of the period (in dollars per share)									$ 15.43
Intrinsic values
Intrinsic value of total stock options and notional units outstanding									$ 65,600		$ 16,700	$ 2,100
Intrinsic value of total stock options vested and exercisable									22,600		4,300
Number of units expired									0		0
Weighted average assumptions used in fair value calculation
Expected term									6 years 3 months 18 days					5 years 2 months 12 days	5 years 2 months 12 days	5 years 6 months		6 years 3 months 18 days	6 years 3 months 18 days	6 years 7 months 6 days
Volatility (as a percent)									49.00%	49.00%	49.00%					44.00%				47.00%
Risk-free interest rate (as a percent)													1.00%	1.10%	1.00%	1.40%	1.50%	1.60%	1.60%	2.90%
Dividend yield (as a percent)	0.00%								0.00%	0.00%	0.00%	0.00%
Additional disclosures
Non-cash stock-based compensation expense, net of estimated forfeitures	2,570	2,157	10,385	2,122	1,114	0			1,744		618
Total unrecognized compensation charge related non-vested options							$ 11,500				$ 7,300

Equity-Based Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 VAR Plan	Dec. 31, 2012 VAR Plan	Jun. 30, 2013 2012 ESPP	Jun. 30, 2012 2012 ESPP	Dec. 31, 2012 2012 ESPP	Jun. 30, 2013 2012 Plan	Jun. 30, 2012 2012 Plan	Dec. 31, 2012 2012 Plan	Jun. 30, 2013 Restricted stock/restricted stock units	Jun. 30, 2013 Restricted stock	Dec. 31, 2012 Restricted stock	Jun. 03, 2013 Restricted stock units	Jun. 03, 2013 Restricted stock units 2012 Plan	Dec. 31, 2010 Executive	Jun. 30, 2013 Profits Interest Agreement Executive	Dec. 31, 2012 Profits Interest Agreement Executive
Equity-Based Compensation
Profit interest grant vesting period																				6 years	6 years
Liability re-classed to equity															$ 5,147	$ 5,147
Non-cash stock-based compensation expense, net of estimated forfeitures	2,570	2,157	10,385	2,122	1,114	1,744	618	290	0	134		0		536		258			917
Number of shares issued under ESPP								73,717
Unrecognized compensation charge														$ 3,300		$ 3,368
Restricted stock units
Awarded (in shares)																		10,000
Percentage of granted award which will vest																	25.00%
Remaining percentage of granted award which will vest quarterly																	75.00%
Remaining vesting period of granted award																	3 years
Vesting period of granted award								6 months		6 months	4 years		4 years				4 years

Equity-Based Compensation (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	$ 2,570	$ 2,157	$ 10,385	$ 2,122	$ 1,114
Cost of revenue
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	165		219
Sales and marketing
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	507		783
Product development
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	584		1,696
General and administrative
Non-cash equity-based compensation expense related to the 2012 Plan and 2012 ESPP
Total	$ 1,314	$ 2,157	$ 7,687	$ 2,122	$ 1,114

Distributions to Members (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Oct. 05, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distributions to Members
Cash distributions made	$ 0	$ 15,151	$ 36,000	$ 28,575	$ 25,900